SEPARATE ACCOUNT A

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company and the Contractowners of Separate Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account A indicated in the table below as of December 31, 2024, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account A as of December 31, 2024, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES	EQ/JPMORGAN VALUE OPPORTUNITIES
1290 VT DOUBLELINE OPPORTUNISTIC BOND	EQ/LARGE CAP CORE MANAGED VOLATILITY
1290 VT EQUITY INCOME	EQ/LARGE CAP GROWTH INDEX
1290 VT GAMCO MERGERS & ACQUISITIONS	EQ/LARGE CAP GROWTH MANAGED VOLATILITY
1290 VT GAMCO SMALL COMPANY VALUE	EQ/LARGE CAP VALUE INDEX
1290 VT HIGH YIELD BOND	EQ/LARGE CAP VALUE MANAGED VOLATILITY
1290 VT MICRO CAP	EQ/LAZARD EMERGING MARKETS EQUITY
1290 VT SMALL CAP VALUE	EQ/LOOMIS SAYLES GROWTH
1290 VT SMARTBETA EQUITY ESG	EQ/MFS INTERNATIONAL GROWTH
1290 VT SOCIALLY RESPONSIBLE	EQ/MFS INTERNATIONAL INTRINSIC VALUE
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	EQ/MFS MID CAP FOCUSED GROWTH
EQ/400 MANAGED VOLATILITY	EQ/MFS TECHNOLOGY
EQ/500 MANAGED VOLATILITY	EQ/MFS UTILITIES SERIES
EQ/2000 MANAGED VOLATILITY	EQ/MID CAP INDEX
EQ/AB DYNAMIC MODERATE GROWTH	EQ/MID CAP VALUE MANAGED VOLATILITY
EQ/AB SHORT DURATION GOVERNMENT BOND	EQ/MODERATE ALLOCATION
EQ/AB SMALL CAP GROWTH	EQ/MODERATE GROWTH STRATEGY
EQ/AB SUSTAINABLE U.S. THEMATIC	EQ/MODERATE-PLUS ALLOCATION
EQ/AGGRESSIVE ALLOCATION	EQ/MONEY MARKET
EQ/AGGRESSIVE GROWTH STRATEGY	EQ/MORGAN STANLEY SMALL CAP GROWTH
EQ/ALL ASSET GROWTH ALLOCATION	EQ/PIMCO GLOBAL REAL RETURN
EQ/AMERICAN CENTURY MID CAP VALUE	EQ/PIMCO ULTRA SHORT BOND
EQ/BALANCED STRATEGY	EQ/QUALITY BOND PLUS
EQ/CAPITAL GROUP RESEARCH	EQ/SMALL COMPANY INDEX
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	EQ/VALUE EQUITY
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	EQ/WELLINGTON ENERGY
EQ/COMMON STOCK INDEX	EQUITABLE CONSERVATIVE GROWTH MF/ETF
EQ/CONSERVATIVE ALLOCATION	EQUITABLE GROWTH MF/ETF
EQ/CONSERVATIVE GROWTH STRATEGY	EQUITABLE MODERATE GROWTH MF/ETF
EQ/CONSERVATIVE STRATEGY	FIDELITY® VIP EQUITY-INCOME PORTFOLIO
EQ/CONSERVATIVE-PLUS ALLOCATION	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO
EQ/CORE BOND INDEX	FIDELITY® VIP MID CAP PORTFOLIO
EQ/CORE PLUS BOND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND
EQ/EMERGING MARKETS EQUITY PLUS	INVESCO V.I. HIGH YIELD FUND
EQ/EQUITY 500 INDEX	INVESCO V.I. MAIN STREET MID CAP FUND
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	INVESCO V.I. SMALL CAP EQUITY FUND
EQ/FRANKLIN RISING DIVIDENDS	MACQUARIE VIP HIGH INCOME SERIES
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	MFS® INVESTORS TRUST SERIES
EQ/GLOBAL EQUITY MANAGED VOLATILITY	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
EQ/GOLDMAN SACHS MID CAP VALUE	MULTIMANAGER AGGRESSIVE EQUITY
EQ/GROWTH STRATEGY	MULTIMANAGER CORE BOND

FSA-2

EQ/INTERMEDIATE GOVERNMENT BOND	MULTIMANAGER TECHNOLOGY
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO
EQ/INTERNATIONAL EQUITY INDEX	PRINCIPAL EQUITY INCOME ACCOUNT
EQ/INTERNATIONAL MANAGED VOLATILITY	TARGET 2015 ALLOCATION
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	TARGET 2025 ALLOCATION
EQ/INVESCO COMSTOCK	TARGET 2035 ALLOCATION
EQ/INVESCO GLOBAL	TARGET 2045 ALLOCATION
EQ/INVESCO GLOBAL REAL ASSETS	TARGET 2055 ALLOCATION
EQ/JANUS ENTERPRISE	TEMPLETON GLOBAL BOND VIP FUND
EQ/JPMORGAN GROWTH STOCK	VANECK VIP GLOBAL RESOURCES FUND

Basis for Opinions

These financial statements are the responsibility of Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Separate Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 10, 2025

We have served as the auditor of one or more of the variable investment options of Separate Account A since 1993.

FSA-3

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2024

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$1,219,566	$20,907,548	$120,108,582	$12,888,855	$1,697,698,844	$44,283,947
Receivable for shares of the Portfolios sold	41	—	—	—	—	14,038
Receivable for policy-related transactions	—	9,054	32,791	542	156,714	—

Total assets	1,219,607	20,916,602	120,141,373	12,889,397	1,697,855,558	44,297,985

Liabilities:
Payable for shares of the Portfolios purchased	—	8,977	32,791	542	156,718	—
Payable for policy-related transactions	33	—	—	—	—	14,049

Total liabilities	33	8,977	32,791	542	156,718	14,049

Net Assets	$1,219,574	$20,907,625	$120,108,582	$12,888,855	$1,697,698,840	$44,283,936

Net Assets:
Accumulation unit values	$1,217,863	$20,907,609	$120,070,308	$12,875,000	$1,697,503,335	$44,283,847
Retained by Equitable Financial in Separate Account No. A	1,711	16	38,274	13,855	195,505	89

Total Net Assets	$1,219,574	$20,907,625	$120,108,582	$12,888,855	$1,697,698,840	$44,283,936

Investments in shares of the Portfolios, at cost	$1,115,628	$21,440,566	$120,608,697	$12,320,058	$1,571,358,732	$43,748,879

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-4

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	1290 VT MICRO CAP*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	EQ/400 MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$1,292,195	$175,632,766	$88,317,748	$125,858,180	$95,042,315	$38,455,476
Receivable for shares of the Portfolios sold	45	—	—	—	—	—
Receivable for policy-related transactions	—	23,365	16,618	2,341	11,106	7,141

Total assets	1,292,240	175,656,131	88,334,366	125,860,521	95,053,421	38,462,617

Liabilities:
Payable for shares of the Portfolios purchased	—	23,827	16,601	2,338	11,044	7,140
Payable for policy-related transactions	32	—	—	—	—	—

Total liabilities	32	23,827	16,601	2,338	11,044	7,140

Net Assets	$1,292,208	$175,632,304	$88,317,765	$125,858,183	$95,042,377	$38,455,477

Net Assets:
Accumulation unit values	$1,292,156	$175,205,236	$88,292,395	$125,790,414	$95,037,317	$38,447,051
Retained by Equitable Financial in Separate Account No. A	52	427,068	25,370	67,769	5,060	8,426

Total Net Assets	$1,292,208	$175,632,304	$88,317,765	$125,858,183	$95,042,377	$38,455,477

Investments in shares of the Portfolios, at cost	$1,039,981	$162,460,690	$76,802,752	$97,616,558	$98,342,550	$36,277,102

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-5

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AB SUSTAINABLE U.S. THEMATIC*
Assets:
Investments in shares of the Portfolios, at fair value	$79,249,857	$18,470,234	$17,807,266	$19,185	$598,223,757	$3,613,159
Receivable for shares of the Portfolios sold	—	—	—	1	—	—
Receivable for policy-related transactions	2,978	7,777	4,594	—	66,534	1,709

Total assets	79,252,835	18,478,011	17,811,860	19,186	598,290,291	3,614,868

Liabilities:
Payable for shares of the Portfolios purchased	3,212	7,777	4,594	—	66,533	1,712
Payable for policy-related transactions	—	—	—	1	—	—

Total liabilities	3,212	7,777	4,594	1	66,533	1,712

Net Assets	$79,249,623	$18,470,234	$17,807,266	$19,185	$598,223,758	$3,613,156

Net Assets:
Accumulation unit values	$79,234,396	$18,468,245	$17,803,709	$19,138	$595,929,208	$3,613,115
Contract in payout (annuitization) period	—	—	—	—	1,963,285	—
Retained by Equitable Financial in Separate Account No. A	15,227	1,989	3,557	47	331,265	41

Total Net Assets	$79,249,623	$18,470,234	$17,807,266	$19,185	$598,223,758	$3,613,156

Investments in shares of the Portfolios, at cost	$74,666,581	$17,111,797	$16,593,940	$19,112	$541,231,590	$3,225,325

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-6

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/CAPITAL GROUP RESEARCH*
Assets:
Investments in shares of the Portfolios, at fair value	$1,047,604,165	$79,881,589	$93,501,459	$260,698,984	$197,698,703	$371,295,899
Receivable for shares of the Portfolios sold	100,452	—	—	—	—	117,551
Receivable for policy-related transactions	—	16,328	9,880	35,423	4,454	—

Total assets	1,047,704,617	79,897,917	93,511,339	260,734,407	197,703,157	371,413,450

Liabilities:
Payable for shares of the Portfolios purchased	—	16,328	9,880	35,421	4,479	—
Payable for policy-related transactions	100,451	—	—	—	—	117,546

Total liabilities	100,451	16,328	9,880	35,421	4,479	117,546

Net Assets	$1,047,604,166	$79,881,589	$93,501,459	$260,698,986	$197,698,678	$371,295,904

Net Assets:
Accumulation unit values	$1,047,593,641	$79,832,914	$93,489,921	$260,616,541	$197,674,310	$371,103,848
Retained by Equitable Financial in Separate Account No. A	10,525	48,675	11,538	82,445	24,368	192,056

Total Net Assets	$1,047,604,166	$79,881,589	$93,501,459	$260,698,986	$197,698,678	$371,295,904

Investments in shares of the Portfolios, at cost	$947,570,585	$70,583,641	$85,262,428	$262,699,549	$185,523,596	$308,591,735

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-7

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$184,275,452	$54,471,526	$2,924,990,781	$82,679,613	$42,437,618	$13,482,003
Receivable for shares of the Portfolios sold	—	575	204,545	—	—	—
Receivable for policy-related transactions	7,240	—	—	6,552	5,109	2,284

Total assets	184,282,692	54,472,101	2,925,195,326	82,686,165	42,442,727	13,484,287

Liabilities:
Payable for shares of the Portfolios purchased	7,240	—	—	7,402	5,109	2,277
Payable for policy-related transactions	—	575	304,070	—	—	—

Total liabilities	7,240	575	304,070	7,402	5,109	2,277

Net Assets	$184,275,452	$54,471,526	$2,924,891,256	$82,678,763	$42,437,618	$13,482,010

Net Assets:
Accumulation unit values	$184,149,882	$54,453,043	$2,913,732,756	$82,673,137	$42,433,759	$13,481,143
Contract in payout (annuitization) period	—	—	9,527,971	—	—	—
Retained by Equitable Financial in Separate Account No. A	125,570	18,483	1,630,529	5,626	3,859	867

Total Net Assets	$184,275,452	$54,471,526	$2,924,891,256	$82,678,763	$42,437,618	$13,482,010

Investments in shares of the Portfolios, at cost	$134,237,915	$39,130,109	$2,294,571,003	$82,291,304	$40,866,467	$13,125,658

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-8

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*
Assets:
Investments in shares of the Portfolios, at fair value	$202,512,563	$139,843,552	$110,558,617	$34,188,236	$4,495,779,503	$852,739,567
Receivable for policy-related transactions	20,897	27,947	19,529	4,297	2,510,031	184,081

Total assets	202,533,460	139,871,499	110,578,146	34,192,533	4,498,289,534	852,923,648

Liabilities:
Payable for shares of the Portfolios purchased	20,896	27,947	19,539	4,297	1,562,766	184,083

Total liabilities	20,896	27,947	19,539	4,297	1,562,766	184,083

Net Assets	$202,512,564	$139,843,552	$110,558,607	$34,188,236	$4,496,726,768	$852,739,565

Net Assets:
Accumulation unit values	$202,486,524	$139,835,156	$110,340,876	$34,186,472	$4,490,059,631	$852,715,176
Contract in payout (annuitization) period	—	—	118,563	—	6,667,137	—
Retained by Equitable Financial in Separate Account No. A	26,040	8,396	99,168	1,764	—	24,389

Total Net Assets	$202,512,564	$139,843,552	$110,558,607	$34,188,236	$4,496,726,768	$852,739,565

Investments in shares of the Portfolios, at cost	$199,452,467	$139,624,188	$117,576,088	$32,903,659	$3,357,343,540	$666,652,875

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-9

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$31,233,724	$23,900,738	$399,748,355	$99,059,554	$1,805,940	$39,170,448
Receivable for shares of the Portfolios sold	—	3,143	52,892	—	56	—
Receivable for policy-related transactions	21,362	—	—	3,873	2	5,729

Total assets	31,255,086	23,903,881	399,801,247	99,063,427	1,805,998	39,176,177

Liabilities:
Payable for shares of the Portfolios purchased	21,284	—	—	3,872	—	5,722
Payable for policy-related transactions	—	3,143	52,907	—	—	—

Total liabilities	21,284	3,143	52,907	3,872	—	5,722

Net Assets	$31,233,802	$23,900,738	$399,748,340	$99,059,555	$1,805,998	$39,170,455

Net Assets:
Accumulation unit values	$31,232,882	$23,896,788	$399,688,534	$99,058,554	$1,805,998	$38,946,133
Contract in payout (annuitization) period	—	—	—	—	—	100,695
Retained by Equitable Financial in Separate Account No. A	920	3,950	59,806	1,001	—	123,627

Total Net Assets	$31,233,802	$23,900,738	$399,748,340	$99,059,555	$1,805,998	$39,170,455

Investments in shares of the Portfolios, at cost	$28,049,759	$22,467,687	$370,848,999	$90,945,681	$1,522,875	$39,641,580

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-10

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*
Assets:
Investments in shares of the Portfolios, at fair value	$163,074,113	$517,987,616	$20,060,566	$162,828,491	$163,519,858	$377,938,234
Receivable for shares of the Portfolios sold	—	—	—	—	2,006	—
Receivable for policy-related transactions	18,017	70,012	131	17,240	—	122,136

Total assets	163,092,130	518,057,628	20,060,697	162,845,731	163,521,864	378,060,370

Liabilities:
Payable for shares of the Portfolios purchased	18,017	70,011	130	17,240	—	122,136
Payable for policy-related transactions	—	—	—	—	2,005	—

Total liabilities	18,017	70,011	130	17,240	2,005	122,136

Net Assets	$163,074,113	$517,987,617	$20,060,567	$162,828,491	$163,519,859	$377,938,234

Net Assets:
Accumulation unit values	$163,039,911	$516,873,829	$20,058,539	$162,818,354	$163,483,273	$377,936,417
Contract in payout (annuitization) period	—	940,730	—	—	—	—
Retained by Equitable Financial in Separate Account No. A	34,202	173,058	2,028	10,137	36,586	1,817

Total Net Assets	$163,074,113	$517,987,617	$20,060,567	$162,828,491	$163,519,859	$377,938,234

Investments in shares of the Portfolios, at cost	$155,146,370	$469,535,902	$19,280,448	$154,493,697	$158,350,595	$302,679,364

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-11

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$99,145,449	$647,448,862	$1,591,871,003	$487,265,138	$46,911,613	$859,650,978
Receivable for policy-related transactions	15,539	76,734	267,991	173,560	5,030	313,584

Total assets	99,160,988	647,525,596	1,592,138,994	487,438,698	46,916,643	859,964,562

Liabilities:
Payable for shares of the Portfolios purchased	15,540	76,679	267,991	173,561	5,030	313,603

Total liabilities	15,540	76,679	267,991	173,561	5,030	313,603

Net Assets	$99,145,448	$647,448,917	$1,591,871,003	$487,265,137	$46,911,613	$859,650,959

Net Assets:
Accumulation unit values	$99,136,091	$647,344,689	$1,591,835,902	$487,244,119	$46,869,143	$859,503,564
Retained by Equitable Financial in Separate Account No. A	9,357	104,228	35,101	21,018	42,470	147,395

Total Net Assets	$99,145,448	$647,448,917	$1,591,871,003	$487,265,137	$46,911,613	$859,650,959

Investments in shares of the Portfolios, at cost	$99,785,216	$607,103,969	$1,214,751,182	$480,191,112	$44,896,268	$635,134,735

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-12

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$1,128,001,543	$212,572,544	$865,793,802	$284,628,679	$150,070,587	$416,703,914
Receivable for shares of the Portfolios sold	195,627	—	250,825	—	682,377	—
Receivable for policy-related transactions	—	9,140	—	12,275	—	58,049

Total assets	1,128,197,170	212,581,684	866,044,627	284,640,954	150,752,964	416,761,963

Liabilities:
Payable for shares of the Portfolios purchased	—	9,140	—	12,274	—	58,047
Payable for policy-related transactions	195,626	—	250,818	—	682,378	—

Total liabilities	195,626	9,140	250,818	12,274	682,378	58,047

Net Assets	$1,128,001,544	$212,572,544	$865,793,809	$284,628,680	$150,070,586	$416,703,916

Net Assets:
Accumulation unit values	$1,127,716,482	$212,564,772	$862,692,684	$284,606,889	$150,023,602	$416,670,134
Contract in payout (annuitization) period	—	—	2,238,803	—	—	—
Retained by Equitable Financial in Separate Account No. A	285,062	7,772	862,322	21,791	46,984	33,782

Total Net Assets	$1,128,001,544	$212,572,544	$865,793,809	$284,628,680	$150,070,586	$416,703,916

Investments in shares of the Portfolios, at cost	$908,333,704	$196,459,940	$816,583,311	$267,521,016	$126,384,954	$408,686,409

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-13

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$792,764,791	$351,323,032	$660,933,101	$144,341,827	$1,234,294,266	$494,580,252
Receivable for shares of the Portfolios sold	—	—	—	—	—	89,064
Receivable for policy-related transactions	86,153	21,298	310,085	5,939	168,382	—

Total assets	792,850,944	351,344,330	661,243,186	144,347,766	1,234,462,648	494,669,316

Liabilities:
Payable for shares of the Portfolios purchased	86,153	22,689	310,116	5,967	168,370	—
Payable for policy-related transactions	—	—	—	—	—	89,059

Total liabilities	86,153	22,689	310,116	5,967	168,370	89,059

Net Assets	$792,764,791	$351,321,641	$660,933,070	$144,341,799	$1,234,294,278	$494,580,257

Net Assets:
Accumulation unit values	$792,751,390	$351,319,174	$660,929,316	$144,340,303	$1,234,189,413	$494,549,900
Retained by Equitable Financial in Separate Account No. A	13,401	2,467	3,754	1,496	104,865	30,357

Total Net Assets	$792,764,791	$351,321,641	$660,933,070	$144,341,799	$1,234,294,278	$494,580,257

Investments in shares of the Portfolios, at cost	$766,729,871	$306,198,101	$486,287,876	$140,916,574	$1,125,708,854	$481,879,027

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-14

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*
Assets:
Investments in shares of the Portfolios, at fair value	$1,523,232,696	$150,926,910	$1,388,909,118	$121,954,216	$92,745,591	$58,019,952
Receivable for shares of the Portfolios sold	92,690	195,222	243,939	—	—	—
Receivable for policy-related transactions	—	—	—	1,438,509	3,937	2,812

Total assets	1,523,325,386	151,122,132	1,389,153,057	123,392,725	92,749,528	58,022,764

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	1,446,835	3,936	2,386
Payable for policy-related transactions	43,138	195,223	243,764	—	—	—

Total liabilities	43,138	195,223	243,764	1,446,835	3,936	2,386

Net Assets	$1,523,282,248	$150,926,909	$1,388,909,293	$121,945,890	$92,745,592	$58,020,378

Net Assets:
Accumulation unit values	$1,517,645,403	$150,910,332	$1,388,863,964	$121,548,022	$92,307,760	$58,015,721
Contract in payout (annuitization) period	3,121,677	—	—	160,335	—	—
Retained by Equitable Financial in Separate Account No. A	2,515,168	16,577	45,329	237,533	437,832	4,657

Total Net Assets	$1,523,282,248	$150,926,909	$1,388,909,293	$121,945,890	$92,745,592	$58,020,378

Investments in shares of the Portfolios, at cost	$1,484,923,410	$143,869,893	$1,315,996,232	$121,971,769	$66,299,790	$58,812,956

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-15

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*
Assets:
Investments in shares of the Portfolios, at fair value	$74,248,289	$57,793,316	$592,914,537	$866,077,979	$70,539,023	$20,353,973
Receivable for shares of the Portfolios sold	—	—	—	44,461	—	—
Receivable for policy-related transactions	44,131	7,127	135,044	—	6,246	3,693

Total assets	74,292,420	57,800,443	593,049,581	866,122,440	70,545,269	20,357,666

Liabilities:
Payable for shares of the Portfolios purchased	44,132	7,126	135,269	—	6,246	3,705
Payable for policy-related transactions	—	—	—	44,528	—	—

Total liabilities	44,132	7,126	135,269	44,528	6,246	3,705

Net Assets	$74,248,288	$57,793,317	$592,914,312	$866,077,912	$70,539,023	$20,353,961

Net Assets:
Accumulation unit values	$74,233,963	$57,428,577	$592,737,826	$866,043,421	$70,534,167	$20,347,153
Contract in payout (annuitization) period	—	170,280	—	—	—	—
Retained by Equitable Financial in Separate Account No. A	14,325	194,460	176,486	34,491	4,856	6,808

Total Net Assets	$74,248,288	$57,793,317	$592,914,312	$866,077,912	$70,539,023	$20,353,961

Investments in shares of the Portfolios, at cost	$73,697,061	$59,076,064	$543,403,083	$752,720,414	$68,193,279	$19,386,413

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-16

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQUITABLE GROWTH MF/ETF*	EQUITABLE MODERATE GROWTH MF/ETF*	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	INVESCO V.I. DIVERSIFIED DIVIDEND FUND
Assets:
Investments in shares of the Portfolios, at fair value	$4,321,645	$2,377,297	$45,388,606	$146,381,579	$150,291,976	$97,749,093
Receivable for policy-related transactions	1,399	1,905	11,962	103,480	112,999	11,144

Total assets	4,323,044	2,379,202	45,400,568	146,485,059	150,404,975	97,760,237

Liabilities:
Payable for shares of the Portfolios purchased	1,399	1,905	11,962	103,495	112,999	11,166

Total liabilities	1,399	1,905	11,962	103,495	112,999	11,166

Net Assets	$4,321,645	$2,377,297	$45,388,606	$146,381,564	$150,291,976	$97,749,071

Net Assets:
Accumulation unit values	$4,321,647	$2,376,681	$45,383,356	$146,381,432	$150,288,679	$97,741,755
Retained by Equitable Financial in Separate Account No. A	(2)	616	5,250	132	3,297	7,316

Total Net Assets	$4,321,645	$2,377,297	$45,388,606	$146,381,564	$150,291,976	$97,749,071

Investments in shares of the Portfolios, at cost	$3,884,420	$2,231,860	$42,419,477	$148,844,533	$142,420,958	$93,277,043

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-17

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	MACQUARIE VIP HIGH INCOME SERIES	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$66,417,248	$32,397,065	$22,548,882	$331,546,548	$30,859,980	$70,808,325
Receivable for shares of the Portfolios sold	—	—	—	—	4,294	—
Receivable for policy-related transactions	42,790	6,872	40,835	16,047	—	23,406

Total assets	66,460,038	32,403,937	22,589,717	331,562,595	30,864,274	70,831,731

Liabilities:
Payable for shares of the Portfolios purchased	42,790	6,872	40,850	16,047	—	23,406
Payable for policy-related transactions	—	—	—	—	4,295	—

Total liabilities	42,790	6,872	40,850	16,047	4,295	23,406

Net Assets	$66,417,248	$32,397,065	$22,548,867	$331,546,548	$30,859,979	$70,808,325

Net Assets:
Accumulation unit values	$66,414,296	$32,390,445	$22,546,981	$331,543,451	$30,852,289	$70,803,449
Retained by Equitable Financial in Separate Account No. A	2,952	6,620	1,886	3,097	7,690	4,876

Total Net Assets	$66,417,248	$32,397,065	$22,548,867	$331,546,548	$30,859,979	$70,808,325

Investments in shares of the Portfolios, at cost	$64,563,572	$26,394,104	$19,636,350	$323,616,875	$26,514,001	$63,300,768

The accompanying notes are an integral part of these financial statements.

FSA-18

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	PRINCIPAL EQUITY INCOME ACCOUNT	TARGET 2015 ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$907,678,666	$87,693,152	$479,050,951	$12,856,098	$1,236,594	$13,138,973
Receivable for shares of the Portfolios sold	355,106	—	91,391	—	—	—
Receivable for policy-related transactions	—	9,017	—	2,379	5,838	558

Total assets	908,033,772	87,702,169	479,142,342	12,858,477	1,242,432	13,139,531

Liabilities:
Payable for shares of the Portfolios purchased	—	9,013	—	2,295	5,838	558
Payable for policy-related transactions	1,215,687	—	91,391	—	—	—

Total liabilities	1,215,687	9,013	91,391	2,295	5,838	558

Net Assets	$906,818,085	$87,693,156	$479,050,951	$12,856,182	$1,236,594	$13,138,973

Net Assets:
Accumulation unit values	$904,420,146	$87,661,837	$478,701,400	$12,850,681	$1,236,382	$13,121,662
Contract in payout (annuitization) period	821,915	—	—	—	—	—
Retained by Equitable Financial in Separate Account No. A	1,576,024	31,319	349,551	5,501	212	17,311

Total Net Assets	$906,818,085	$87,693,156	$479,050,951	$12,856,182	$1,236,594	$13,138,973

Investments in shares of the Portfolios, at cost	$714,636,121	$88,548,744	$386,549,456	$13,766,377	$1,196,620	$14,138,911

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-19

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP GLOBAL RESOURCES FUND
Assets:
Investments in shares of the Portfolios, at fair value	$96,177,925	$206,680,168	$206,373,311	$112,361,149	$61,420,035	$26,391,386
Receivable for shares of the Portfolios sold	—	—	—	—	1,238	—
Receivable for policy-related transactions	26,366	56,026	27,804	52,761	—	3,831

Total assets	96,204,291	206,736,194	206,401,115	112,413,910	61,421,273	26,395,217

Liabilities:
Payable for shares of the Portfolios purchased	26,365	56,051	27,804	52,761	—	3,856
Payable for policy-related transactions	—	—	—	—	1,238	—

Total liabilities	26,365	56,051	27,804	52,761	1,238	3,856

Net Assets	$96,177,926	$206,680,143	$206,373,311	$112,361,149	$61,420,035	$26,391,361

Net Assets:
Accumulation unit values	$96,171,577	$206,650,346	$206,368,210	$112,360,666	$61,419,198	$26,390,798
Retained by Equitable Financial in Separate Account No. A	6,349	29,797	5,101	483	837	563

Total Net Assets	$96,177,926	$206,680,143	$206,373,311	$112,361,149	$61,420,035	$26,391,361

Investments in shares of the Portfolios, at cost	$95,809,474	$185,253,321	$179,522,293	$96,365,021	$67,366,744	$28,727,485

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-20

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held (000’s)
1290 VT CONVERTIBLE SECURITIES	IB	124

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	2,477

1290 VT EQUITY INCOME	IB	24,947

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	1,039

1290 VT GAMCO SMALL COMPANY VALUE	IB	23,508

1290 VT HIGH YIELD BOND	IB	5,014

1290 VT MICRO CAP	IB	125

1290 VT SMALL CAP VALUE	IB	14,869

1290 VT SMARTBETA EQUITY ESG	IB	4,737

1290 VT SOCIALLY RESPONSIBLE	IB	5,532

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	CLASS 4	10,479

EQ/400 MANAGED VOLATILITY	IB	1,660

EQ/500 MANAGED VOLATILITY	IB	2,597

EQ/2000 MANAGED VOLATILITY	IB	941

EQ/AB DYNAMIC MODERATE GROWTH	IB	1,411

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	2

EQ/AB SMALL CAP GROWTH	IB	40,026

EQ/AB SUSTAINABLE U.S. THEMATIC	IB	319

EQ/AGGRESSIVE ALLOCATION	IB	100,608

EQ/AGGRESSIVE GROWTH STRATEGY	IB	4,598

EQ/ALL ASSET GROWTH ALLOCATION	IB	4,982

EQ/AMERICAN CENTURY MID CAP VALUE	IB	12,015

EQ/BALANCED STRATEGY	IB	12,515

EQ/CAPITAL GROUP RESEARCH	IB	10,943

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IB	10,578

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	4,435

EQ/COMMON STOCK INDEX	IA	51,166

EQ/COMMON STOCK INDEX	IB	8,079

EQ/CONSERVATIVE ALLOCATION	IB	10,159

EQ/CONSERVATIVE GROWTH STRATEGY	IB	3,090

EQ/CONSERVATIVE STRATEGY	IB	1,177

EQ/CONSERVATIVE-PLUS ALLOCATION	IB	24,661

EQ/CORE BOND INDEX	IB	15,179

EQ/CORE PLUS BOND	IA	18,978

EQ/CORE PLUS BOND	IB	14,559

EQ/EMERGING MARKETS EQUITY PLUS	IB	3,824

EQ/EQUITY 500 INDEX	IA	23,453

The accompanying notes are an integral part of these financial statements.

FSA-21

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Share Class**	Portfolio Shares Held (000’s)
EQ/EQUITY 500 INDEX	IB	29,719

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	14,328

EQ/FRANKLIN RISING DIVIDENDS	IB	651

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	1,690

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	24,890

EQ/GOLDMAN SACHS MID CAP VALUE	IB	4,554

EQ/GROWTH STRATEGY	IB	93

EQ/INTERMEDIATE GOVERNMENT BOND	IA	3,145

EQ/INTERMEDIATE GOVERNMENT BOND	IB	990

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	15,377

EQ/INTERNATIONAL EQUITY INDEX	IA	30,441

EQ/INTERNATIONAL EQUITY INDEX	IB	17,306

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	1,454

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	12,795

EQ/INVESCO COMSTOCK	IB	7,865

EQ/INVESCO GLOBAL	IB	12,892

EQ/INVESCO GLOBAL REAL ASSETS	IB	6,746

EQ/JANUS ENTERPRISE	IB	30,657

EQ/JPMORGAN GROWTH STOCK	IB	22,257

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	25,132

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	4,304

EQ/LARGE CAP GROWTH INDEX	IB	32,636

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	33,455

EQ/LARGE CAP VALUE INDEX	IB	20,122

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	47,736

EQ/LAZARD EMERGING MARKETS EQUITY	IB	14,736

EQ/LOOMIS SAYLES GROWTH	IB	12,984

EQ/MFS INTERNATIONAL GROWTH	IB	56,108

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	24,725

EQ/MFS MID CAP FOCUSED GROWTH	IB	18,898

EQ/MFS TECHNOLOGY	IB	16,939

EQ/MFS UTILITIES SERIES	IB	3,928

EQ/MID CAP INDEX	IB	77,021

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	31,294

EQ/MODERATE ALLOCATION	IA	75,898

EQ/MODERATE ALLOCATION	IB	50,893

EQ/MODERATE GROWTH STRATEGY	IB	9,135

EQ/MODERATE-PLUS ALLOCATION	IB	145,747

EQ/MONEY MARKET	IA	54,731

The accompanying notes are an integral part of these financial statements.

FSA-22

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Share Class**	Portfolio Shares Held (000’s)
EQ/MONEY MARKET	IB	67,175

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	10,635

EQ/PIMCO GLOBAL REAL RETURN	IB	7,851

EQ/PIMCO ULTRA SHORT BOND	IB	7,539

EQ/QUALITY BOND PLUS	IA	5,374

EQ/QUALITY BOND PLUS	IB	2,222

EQ/SMALL COMPANY INDEX	IB	51,749

EQ/VALUE EQUITY	IB	38,425

EQ/WELLINGTON ENERGY	IB	16,972

EQUITABLE CONSERVATIVE GROWTH MF/ETF	IB	1,693

EQUITABLE GROWTH MF/ETF	IB	390

EQUITABLE MODERATE GROWTH MF/ETF	IB	229

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	1,780

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	SERVICE CLASS 2	13,784

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	4,236

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	3,818

INVESCO V.I. HIGH YIELD FUND	SERIES II	14,101

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	3,031

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	1,300

MACQUARIE VIP HIGH INCOME SERIES	SERVICE CLASS	113,156

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	794

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	3,035

MULTIMANAGER AGGRESSIVE EQUITY	IA	11,015

MULTIMANAGER AGGRESSIVE EQUITY	IB	930

MULTIMANAGER CORE BOND	IB	10,327

MULTIMANAGER TECHNOLOGY	IB	13,130

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	2,312

PRINCIPAL EQUITY INCOME ACCOUNT	CLASS 3	41

TARGET 2015 ALLOCATION	IB	2,051

TARGET 2025 ALLOCATION	IB	9,417

TARGET 2035 ALLOCATION	IB	14,556

TARGET 2045 ALLOCATION	IB	13,382

TARGET 2055 ALLOCATION	IB	6,764

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	5,397

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	1,097

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.

FSA-23

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

1290 VT CONVERTIBLE SECURITIES	0.00%	IB	$125.10	—
1290 VT CONVERTIBLE SECURITIES	0.25%	IB	$124.42	—
1290 VT CONVERTIBLE SECURITIES	0.50%	IB	$123.74	—
1290 VT CONVERTIBLE SECURITIES	0.70%	IB	$123.20	—
1290 VT CONVERTIBLE SECURITIES	0.80%	IB	$122.93	—
1290 VT CONVERTIBLE SECURITIES	0.90%	IB	$122.66	—
1290 VT CONVERTIBLE SECURITIES	0.95%	IB	$122.52	—
1290 VT CONVERTIBLE SECURITIES	1.10%	IB	$122.12	—
1290 VT CONVERTIBLE SECURITIES	1.20%	IB	$121.85	—
1290 VT CONVERTIBLE SECURITIES	1.20%	IB	$151.06	2
1290 VT CONVERTIBLE SECURITIES	1.25%	IB	$150.59	4
1290 VT CONVERTIBLE SECURITIES	1.34%	IB	$121.47	1

1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$113.87	—
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.25%	IB	$110.37	—
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.50%	IB	$107.73	15
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.70%	IB	$105.66	—
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.80%	IB	$104.64	10
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.90%	IB	$103.63	14
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.00%	IB	$102.63	—
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.10%	IB	$101.63	5
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.20%	IB	$100.65	148
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.25%	IB	$100.16	14

1290 VT EQUITY INCOME	0.00%	IB	$211.01	—
1290 VT EQUITY INCOME	0.25%	IB	$387.99	—
1290 VT EQUITY INCOME	0.50%	IB	$368.81	22
1290 VT EQUITY INCOME	0.70%	IB	$354.08	3
1290 VT EQUITY INCOME	0.80%	IB	$508.18	1
1290 VT EQUITY INCOME	0.90%	IB	$339.95	19
1290 VT EQUITY INCOME	0.95%	IB	$336.50	8
1290 VT EQUITY INCOME	1.00%	IB	$333.09	—
1290 VT EQUITY INCOME	1.10%	IB	$326.35	3
1290 VT EQUITY INCOME	1.20%	IB	$319.72	103
1290 VT EQUITY INCOME	1.25%	IB	$227.79	16
1290 VT EQUITY INCOME	1.30%	IB	$255.77	1
1290 VT EQUITY INCOME	1.34%	IB	$310.69	203
1290 VT EQUITY INCOME	1.35%	IB	$310.05	—
1290 VT EQUITY INCOME	1.45%	IB	$303.76	—

1290 VT GAMCO MERGERS & ACQUISITIONS	0.50%	IB	$221.00	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.70%	IB	$212.42	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.90%	IB	$204.17	5
1290 VT GAMCO MERGERS & ACQUISITIONS	0.95%	IB	$202.15	3
1290 VT GAMCO MERGERS & ACQUISITIONS	1.10%	IB	$196.22	2
1290 VT GAMCO MERGERS & ACQUISITIONS	1.20%	IB	$192.34	3
1290 VT GAMCO MERGERS & ACQUISITIONS	1.25%	IB	$153.10	7
1290 VT GAMCO MERGERS & ACQUISITIONS	1.30%	IB	$166.12	—
1290 VT GAMCO MERGERS & ACQUISITIONS	1.34%	IB	$186.98	1
1290 VT GAMCO MERGERS & ACQUISITIONS	1.34%	IB	$187.06	48

The accompanying notes are an integral part of these financial statements.

FSA-24

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT GAMCO MERGERS & ACQUISITIONS	1.35%	IB	$186.68	—
1290 VT GAMCO MERGERS & ACQUISITIONS	1.45%	IB	$183.00	—

1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$239.92	40
1290 VT GAMCO SMALL COMPANY VALUE	0.25%	IB	$721.03	9
1290 VT GAMCO SMALL COMPANY VALUE	0.40%	IB	$342.86	15
1290 VT GAMCO SMALL COMPANY VALUE	0.50%	IB	$685.39	17
1290 VT GAMCO SMALL COMPANY VALUE	0.70%	IB	$658.02	9
1290 VT GAMCO SMALL COMPANY VALUE	0.80%	IB	$761.45	29
1290 VT GAMCO SMALL COMPANY VALUE	0.90%	IB	$631.76	143
1290 VT GAMCO SMALL COMPANY VALUE	0.95%	IB	$625.35	15
1290 VT GAMCO SMALL COMPANY VALUE	1.00%	IB	$619.02	5
1290 VT GAMCO SMALL COMPANY VALUE	1.10%	IB	$606.48	46
1290 VT GAMCO SMALL COMPANY VALUE	1.20%	IB	$594.17	1,451
1290 VT GAMCO SMALL COMPANY VALUE	1.25%	IB	$376.22	129
1290 VT GAMCO SMALL COMPANY VALUE	1.30%	IB	$443.16	3
1290 VT GAMCO SMALL COMPANY VALUE	1.34%	IB	$577.39	1,027
1290 VT GAMCO SMALL COMPANY VALUE	1.35%	IB	$576.20	1
1290 VT GAMCO SMALL COMPANY VALUE	1.45%	IB	$564.50	—

1290 VT HIGH YIELD BOND	0.00%	IB	$152.90	1
1290 VT HIGH YIELD BOND	0.25%	IB	$154.56	2
1290 VT HIGH YIELD BOND	0.50%	IB	$150.11	12
1290 VT HIGH YIELD BOND	0.70%	IB	$146.63	1
1290 VT HIGH YIELD BOND	0.80%	IB	$144.92	5
1290 VT HIGH YIELD BOND	0.90%	IB	$143.23	9
1290 VT HIGH YIELD BOND	0.95%	IB	$142.39	3
1290 VT HIGH YIELD BOND	1.00%	IB	$141.56	—
1290 VT HIGH YIELD BOND	1.10%	IB	$139.90	5
1290 VT HIGH YIELD BOND	1.20%	IB	$138.26	182
1290 VT HIGH YIELD BOND	1.25%	IB	$137.45	34
1290 VT HIGH YIELD BOND	1.34%	IB	$136.00	66

1290 VT MICRO CAP	1.20%	IB	$168.33	—
1290 VT MICRO CAP	1.25%	IB	$167.80	8

1290 VT SMALL CAP VALUE	0.00%	IB	$261.00	1
1290 VT SMALL CAP VALUE	0.25%	IB	$233.94	1
1290 VT SMALL CAP VALUE	0.50%	IB	$228.36	10
1290 VT SMALL CAP VALUE	0.70%	IB	$223.97	1
1290 VT SMALL CAP VALUE	0.80%	IB	$221.81	3
1290 VT SMALL CAP VALUE	0.90%	IB	$ 26.33	3
1290 VT SMALL CAP VALUE	0.90%	IB	$219.66	21
1290 VT SMALL CAP VALUE	0.95%	IB	$231.14	17
1290 VT SMALL CAP VALUE	1.00%	IB	$217.54	1
1290 VT SMALL CAP VALUE	1.10%	IB	$215.43	3
1290 VT SMALL CAP VALUE	1.20%	IB	$213.34	130
1290 VT SMALL CAP VALUE	1.25%	IB	$212.31	13
1290 VT SMALL CAP VALUE	1.30%	IB	$227.40	—
1290 VT SMALL CAP VALUE	1.34%	IB	$ 25.78	20
1290 VT SMALL CAP VALUE	1.34%	IB	$210.45	622
1290 VT SMALL CAP VALUE	1.35%	IB	$ 25.76	—
1290 VT SMALL CAP VALUE	1.45%	IB	$225.81	—

The accompanying notes are an integral part of these financial statements.

FSA-25

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT SMARTBETA EQUITY ESG	0.00%	IB	$245.01	—
1290 VT SMARTBETA EQUITY ESG	0.25%	IB	$228.66	1
1290 VT SMARTBETA EQUITY ESG	0.40%	IB	$124.12	—
1290 VT SMARTBETA EQUITY ESG	0.50%	IB	$223.21	2
1290 VT SMARTBETA EQUITY ESG	0.70%	IB	$218.92	2
1290 VT SMARTBETA EQUITY ESG	0.80%	IB	$216.80	5
1290 VT SMARTBETA EQUITY ESG	0.90%	IB	$214.71	18
1290 VT SMARTBETA EQUITY ESG	0.95%	IB	$170.55	4
1290 VT SMARTBETA EQUITY ESG	1.00%	IB	$212.64	—
1290 VT SMARTBETA EQUITY ESG	1.10%	IB	$210.57	6
1290 VT SMARTBETA EQUITY ESG	1.20%	IB	$208.53	215
1290 VT SMARTBETA EQUITY ESG	1.25%	IB	$207.52	12
1290 VT SMARTBETA EQUITY ESG	1.30%	IB	$167.79	1
1290 VT SMARTBETA EQUITY ESG	1.34%	IB	$205.70	157
1290 VT SMARTBETA EQUITY ESG	1.45%	IB	$166.61	—

1290 VT SOCIALLY RESPONSIBLE	0.00%	IB	$313.08	35
1290 VT SOCIALLY RESPONSIBLE	0.25%	IB	$417.81	—
1290 VT SOCIALLY RESPONSIBLE	0.40%	IB	$461.73	4
1290 VT SOCIALLY RESPONSIBLE	0.50%	IB	$393.11	3
1290 VT SOCIALLY RESPONSIBLE	0.70%	IB	$422.76	1
1290 VT SOCIALLY RESPONSIBLE	0.80%	IB	$816.13	1
1290 VT SOCIALLY RESPONSIBLE	0.90%	IB	$401.69	9
1290 VT SOCIALLY RESPONSIBLE	0.95%	IB	$508.47	2
1290 VT SOCIALLY RESPONSIBLE	1.00%	IB	$391.55	—
1290 VT SOCIALLY RESPONSIBLE	1.10%	IB	$381.62	3
1290 VT SOCIALLY RESPONSIBLE	1.20%	IB	$371.92	133
1290 VT SOCIALLY RESPONSIBLE	1.25%	IB	$370.13	5
1290 VT SOCIALLY RESPONSIBLE	1.30%	IB	$405.65	—
1290 VT SOCIALLY RESPONSIBLE	1.34%	IB	$358.78	151
1290 VT SOCIALLY RESPONSIBLE	1.45%	IB	$452.02	—

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.00%	CLASS 4	$114.34	—
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.25%	CLASS 4	$114.08	—
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.40%	CLASS 4	$ 90.65	—
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.50%	CLASS 4	$110.80	25
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.70%	CLASS 4	$108.23	6
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.80%	CLASS 4	$106.97	25
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.90%	CLASS 4	$105.72	59
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.95%	CLASS 4	$105.10	16
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.00%	CLASS 4	$104.49	2
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.10%	CLASS 4	$103.26	21

The accompanying notes are an integral part of these financial statements.

FSA-26

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.20%	CLASS 4	$102.05	522
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.25%	CLASS 4	$101.45	91
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.34%	CLASS 4	$100.38	160
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.45%	CLASS 4	$ 99.08	—

EQ/400 MANAGED VOLATILITY	0.00%	IB	$227.21	1
EQ/400 MANAGED VOLATILITY	0.25%	IB	$357.03	—
EQ/400 MANAGED VOLATILITY	0.40%	IB	$324.17	6
EQ/400 MANAGED VOLATILITY	0.50%	IB	$344.11	1
EQ/400 MANAGED VOLATILITY	0.70%	IB	$376.68	—
EQ/400 MANAGED VOLATILITY	0.80%	IB	$329.17	1
EQ/400 MANAGED VOLATILITY	0.90%	IB	$324.33	2
EQ/400 MANAGED VOLATILITY	0.90%	IB	$365.97	6
EQ/400 MANAGED VOLATILITY	0.95%	IB	$363.33	—
EQ/400 MANAGED VOLATILITY	1.00%	IB	$319.57	—
EQ/400 MANAGED VOLATILITY	1.10%	IB	$314.85	16
EQ/400 MANAGED VOLATILITY	1.20%	IB	$310.19	56
EQ/400 MANAGED VOLATILITY	1.20%	IB	$350.40	—
EQ/400 MANAGED VOLATILITY	1.25%	IB	$347.88	2
EQ/400 MANAGED VOLATILITY	1.34%	IB	$343.36	26
EQ/400 MANAGED VOLATILITY	1.45%	IB	$256.05	—

EQ/500 MANAGED VOLATILITY	0.00%	IB	$308.84	6
EQ/500 MANAGED VOLATILITY	0.25%	IB	$497.21	—
EQ/500 MANAGED VOLATILITY	0.50%	IB	$479.23	1
EQ/500 MANAGED VOLATILITY	0.70%	IB	$465.25	—
EQ/500 MANAGED VOLATILITY	0.70%	IB	$519.58	—
EQ/500 MANAGED VOLATILITY	0.80%	IB	$458.42	3
EQ/500 MANAGED VOLATILITY	0.90%	IB	$451.69	3
EQ/500 MANAGED VOLATILITY	0.90%	IB	$504.80	9
EQ/500 MANAGED VOLATILITY	0.95%	IB	$501.17	1
EQ/500 MANAGED VOLATILITY	1.00%	IB	$445.05	1
EQ/500 MANAGED VOLATILITY	1.10%	IB	$438.49	15
EQ/500 MANAGED VOLATILITY	1.20%	IB	$432.00	87
EQ/500 MANAGED VOLATILITY	1.20%	IB	$483.33	1
EQ/500 MANAGED VOLATILITY	1.25%	IB	$479.85	7
EQ/500 MANAGED VOLATILITY	1.34%	IB	$473.62	43

EQ/2000 MANAGED VOLATILITY	0.00%	IB	$199.22	1
EQ/2000 MANAGED VOLATILITY	0.25%	IB	$290.79	1
EQ/2000 MANAGED VOLATILITY	0.50%	IB	$280.27	1
EQ/2000 MANAGED VOLATILITY	0.70%	IB	$272.09	—
EQ/2000 MANAGED VOLATILITY	0.70%	IB	$320.67	—
EQ/2000 MANAGED VOLATILITY	0.80%	IB	$268.10	1
EQ/2000 MANAGED VOLATILITY	0.90%	IB	$264.16	1
EQ/2000 MANAGED VOLATILITY	0.90%	IB	$311.55	6
EQ/2000 MANAGED VOLATILITY	0.95%	IB	$309.31	1
EQ/2000 MANAGED VOLATILITY	1.00%	IB	$260.28	—
EQ/2000 MANAGED VOLATILITY	1.10%	IB	$256.44	1

The accompanying notes are an integral part of these financial statements.

FSA-27

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/2000 MANAGED VOLATILITY	1.20%	IB	$252.64	43
EQ/2000 MANAGED VOLATILITY	1.20%	IB	$298.30	—
EQ/2000 MANAGED VOLATILITY	1.25%	IB	$296.15	1
EQ/2000 MANAGED VOLATILITY	1.34%	IB	$292.30	12

EQ/AB DYNAMIC MODERATE GROWTH	0.25%	IB	$194.85	—
EQ/AB DYNAMIC MODERATE GROWTH	0.50%	IB	$188.77	1
EQ/AB DYNAMIC MODERATE GROWTH	0.70%	IB	$184.02	—
EQ/AB DYNAMIC MODERATE GROWTH	0.80%	IB	$181.70	1
EQ/AB DYNAMIC MODERATE GROWTH	0.90%	IB	$179.40	3
EQ/AB DYNAMIC MODERATE GROWTH	0.95%	IB	$178.26	1
EQ/AB DYNAMIC MODERATE GROWTH	1.00%	IB	$177.13	2
EQ/AB DYNAMIC MODERATE GROWTH	1.10%	IB	$174.88	8
EQ/AB DYNAMIC MODERATE GROWTH	1.20%	IB	$172.65	58
EQ/AB DYNAMIC MODERATE GROWTH	1.25%	IB	$171.55	10
EQ/AB DYNAMIC MODERATE GROWTH	1.34%	IB	$169.58	19

EQ/AB SHORT DURATION GOVERNMENT BOND	1.30%	IB	$100.46	—

EQ/AB SMALL CAP GROWTH	0.00%	IB	$236.17	3
EQ/AB SMALL CAP GROWTH	0.25%	IB	$436.04	5
EQ/AB SMALL CAP GROWTH	0.40%	IB	$100.68	—
EQ/AB SMALL CAP GROWTH	0.50%	IB	$410.32	32
EQ/AB SMALL CAP GROWTH	0.70%	IB	$613.01	3
EQ/AB SMALL CAP GROWTH	0.70%	IB	$658.51	—
EQ/AB SMALL CAP GROWTH	0.80%	IB	$716.89	9
EQ/AB SMALL CAP GROWTH	0.90%	IB	$527.94	8
EQ/AB SMALL CAP GROWTH	0.90%	IB	$746.50	23
EQ/AB SMALL CAP GROWTH	0.95%	IB	$617.77	17
EQ/AB SMALL CAP GROWTH	1.00%	IB	$665.55	1
EQ/AB SMALL CAP GROWTH	1.10%	IB	$594.49	8
EQ/AB SMALL CAP GROWTH	1.20%	IB	$486.06	351
EQ/AB SMALL CAP GROWTH	1.20%	IB	$686.39	5
EQ/AB SMALL CAP GROWTH	1.25%	IB	$306.73	136
EQ/AB SMALL CAP GROWTH	1.30%	IB	$366.58	1
EQ/AB SMALL CAP GROWTH	1.34%	IB	$660.01	479
EQ/AB SMALL CAP GROWTH	1.35%	IB	$658.14	2
EQ/AB SMALL CAP GROWTH	1.45%	IB	$470.05	—

EQ/AB SUSTAINABLE U.S. THEMATIC	0.00%	IB	$139.33	—
EQ/AB SUSTAINABLE U.S. THEMATIC	0.70%	IB	$137.22	—
EQ/AB SUSTAINABLE U.S. THEMATIC	0.80%	IB	$136.92	—
EQ/AB SUSTAINABLE U.S. THEMATIC	0.90%	IB	$136.62	—
EQ/AB SUSTAINABLE U.S. THEMATIC	1.00%	IB	$136.32	—
EQ/AB SUSTAINABLE U.S. THEMATIC	1.10%	IB	$136.02	—
EQ/AB SUSTAINABLE U.S. THEMATIC	1.20%	IB	$135.72	13
EQ/AB SUSTAINABLE U.S. THEMATIC	1.25%	IB	$135.57	—
EQ/AB SUSTAINABLE U.S. THEMATIC	1.34%	IB	$135.30	13

EQ/AGGRESSIVE ALLOCATION	0.00%	IB	$218.15	9
EQ/AGGRESSIVE ALLOCATION	0.25%	IB	$413.32	17
EQ/AGGRESSIVE ALLOCATION	0.40%	IB	$114.15	2
EQ/AGGRESSIVE ALLOCATION	0.50%	IB	$391.87	63
EQ/AGGRESSIVE ALLOCATION	0.70%	IB	$375.45	7
EQ/AGGRESSIVE ALLOCATION	0.80%	IB	$449.83	26

The accompanying notes are an integral part of these financial statements.

FSA-28

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AGGRESSIVE ALLOCATION	0.90%	IB	$359.71	306
EQ/AGGRESSIVE ALLOCATION	0.95%	IB	$355.88	44
EQ/AGGRESSIVE ALLOCATION	1.00%	IB	$352.10	4
EQ/AGGRESSIVE ALLOCATION	1.10%	IB	$344.61	80
EQ/AGGRESSIVE ALLOCATION	1.20%	IB	$337.26	1,264
EQ/AGGRESSIVE ALLOCATION	1.25%	IB	$206.41	21
EQ/AGGRESSIVE ALLOCATION	1.30%	IB	$231.38	5
EQ/AGGRESSIVE ALLOCATION	1.34%	IB	$327.26	1,261
EQ/AGGRESSIVE ALLOCATION	1.35%	IB	$326.55	—
EQ/AGGRESSIVE ALLOCATION	1.45%	IB	$319.59	—

EQ/AGGRESSIVE GROWTH STRATEGY	0.00%	IB	$161.06	—
EQ/AGGRESSIVE GROWTH STRATEGY	0.25%	IB	$159.21	1
EQ/AGGRESSIVE GROWTH STRATEGY	0.50%	IB	$157.38	12
EQ/AGGRESSIVE GROWTH STRATEGY	0.70%	IB	$155.92	1
EQ/AGGRESSIVE GROWTH STRATEGY	0.80%	IB	$155.20	13
EQ/AGGRESSIVE GROWTH STRATEGY	0.90%	IB	$154.48	15
EQ/AGGRESSIVE GROWTH STRATEGY	0.95%	IB	$154.12	12
EQ/AGGRESSIVE GROWTH STRATEGY	1.00%	IB	$153.77	—
EQ/AGGRESSIVE GROWTH STRATEGY	1.10%	IB	$153.05	15
EQ/AGGRESSIVE GROWTH STRATEGY	1.20%	IB	$152.34	167
EQ/AGGRESSIVE GROWTH STRATEGY	1.25%	IB	$151.98	14
EQ/AGGRESSIVE GROWTH STRATEGY	1.30%	IB	$151.63	7
EQ/AGGRESSIVE GROWTH STRATEGY	1.34%	IB	$151.34	267
EQ/AGGRESSIVE GROWTH STRATEGY	1.45%	IB	$150.57	—

EQ/ALL ASSET GROWTH ALLOCATION	0.00%	IB	$184.85	—
EQ/ALL ASSET GROWTH ALLOCATION	0.25%	IB	$266.07	—
EQ/ALL ASSET GROWTH ALLOCATION	0.50%	IB	$256.05	2
EQ/ALL ASSET GROWTH ALLOCATION	0.70%	IB	$248.27	1
EQ/ALL ASSET GROWTH ALLOCATION	0.80%	IB	$244.48	1
EQ/ALL ASSET GROWTH ALLOCATION	0.90%	IB	$240.74	12
EQ/ALL ASSET GROWTH ALLOCATION	0.95%	IB	$238.89	3
EQ/ALL ASSET GROWTH ALLOCATION	1.00%	IB	$237.05	2
EQ/ALL ASSET GROWTH ALLOCATION	1.10%	IB	$233.41	10
EQ/ALL ASSET GROWTH ALLOCATION	1.20%	IB	$229.81	274
EQ/ALL ASSET GROWTH ALLOCATION	1.25%	IB	$228.05	10
EQ/ALL ASSET GROWTH ALLOCATION	1.34%	IB	$224.89	95
EQ/ALL ASSET GROWTH ALLOCATION	1.45%	IB	$221.07	—

EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$213.66	27
EQ/AMERICAN CENTURY MID CAP VALUE	0.25%	IB	$380.73	—
EQ/AMERICAN CENTURY MID CAP VALUE	0.40%	IB	$174.10	2
EQ/AMERICAN CENTURY MID CAP VALUE	0.50%	IB	$366.96	22
EQ/AMERICAN CENTURY MID CAP VALUE	0.70%	IB	$356.25	1
EQ/AMERICAN CENTURY MID CAP VALUE	0.80%	IB	$351.02	32
EQ/AMERICAN CENTURY MID CAP VALUE	0.90%	IB	$ 18.29	11
EQ/AMERICAN CENTURY MID CAP VALUE	0.90%	IB	$345.86	25
EQ/AMERICAN CENTURY MID CAP VALUE	0.95%	IB	$169.71	16
EQ/AMERICAN CENTURY MID CAP VALUE	1.00%	IB	$340.78	1
EQ/AMERICAN CENTURY MID CAP VALUE	1.10%	IB	$335.75	8
EQ/AMERICAN CENTURY MID CAP VALUE	1.20%	IB	$330.79	530
EQ/AMERICAN CENTURY MID CAP VALUE	1.25%	IB	$150.32	34

The accompanying notes are an integral part of these financial statements.

FSA-29

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AMERICAN CENTURY MID CAP VALUE	1.30%	IB	$166.97	1
EQ/AMERICAN CENTURY MID CAP VALUE	1.34%	IB	$ 17.90	4
EQ/AMERICAN CENTURY MID CAP VALUE	1.34%	IB	$166.65	236
EQ/AMERICAN CENTURY MID CAP VALUE	1.35%	IB	$ 17.89	—
EQ/AMERICAN CENTURY MID CAP VALUE	1.45%	IB	$165.80	—

EQ/BALANCED STRATEGY	0.00%	IB	$163.53	1
EQ/BALANCED STRATEGY	0.25%	IB	$195.06	1
EQ/BALANCED STRATEGY	0.40%	IB	$106.52	6
EQ/BALANCED STRATEGY	0.50%	IB	$188.98	55
EQ/BALANCED STRATEGY	0.70%	IB	$184.22	1
EQ/BALANCED STRATEGY	0.80%	IB	$181.89	3
EQ/BALANCED STRATEGY	0.90%	IB	$179.59	18
EQ/BALANCED STRATEGY	0.95%	IB	$178.45	17
EQ/BALANCED STRATEGY	1.00%	IB	$177.32	1
EQ/BALANCED STRATEGY	1.10%	IB	$175.07	23
EQ/BALANCED STRATEGY	1.20%	IB	$172.84	203
EQ/BALANCED STRATEGY	1.25%	IB	$171.74	55
EQ/BALANCED STRATEGY	1.25%	IB	$206.11	56
EQ/BALANCED STRATEGY	1.30%	IB	$103.12	4
EQ/BALANCED STRATEGY	1.30%	IB	$204.51	300
EQ/BALANCED STRATEGY	1.34%	IB	$169.77	337
EQ/BALANCED STRATEGY	1.45%	IB	$167.39	1

EQ/CAPITAL GROUP RESEARCH	0.50%	IB	$654.60	—
EQ/CAPITAL GROUP RESEARCH	0.70%	IB	$694.89	1
EQ/CAPITAL GROUP RESEARCH	0.80%	IB	$960.33	—
EQ/CAPITAL GROUP RESEARCH	0.90%	IB	$660.28	11
EQ/CAPITAL GROUP RESEARCH	0.95%	IB	$651.89	13
EQ/CAPITAL GROUP RESEARCH	1.10%	IB	$627.32	1
EQ/CAPITAL GROUP RESEARCH	1.20%	IB	$611.38	66
EQ/CAPITAL GROUP RESEARCH	1.25%	IB	$426.19	218
EQ/CAPITAL GROUP RESEARCH	1.30%	IB	$462.99	1
EQ/CAPITAL GROUP RESEARCH	1.34%	IB	$589.81	372
EQ/CAPITAL GROUP RESEARCH	1.35%	IB	$588.28	—
EQ/CAPITAL GROUP RESEARCH	1.45%	IB	$573.34	1

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.70%	IB	$594.93	3
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.80%	IB	$876.04	—
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.90%	IB	$565.30	15
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.95%	IB	$558.12	12
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.10%	IB	$537.08	6
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.20%	IB	$523.44	18
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.25%	IB	$527.60	19
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.30%	IB	$601.09	1
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.34%	IB	$504.97	285
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.35%	IB	$503.66	—
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.45%	IB	$490.86	—

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.00%	IB	$293.89	2
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.25%	IB	$402.13	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.40%	IB	$118.79	2
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.50%	IB	$384.09	1
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.70%	IB	$370.17	—

The accompanying notes are an integral part of these financial statements.

FSA-30

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.80%	IB	$ 641.28	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.90%	IB	$ 356.77	8
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.95%	IB	$ 353.49	3
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.00%	IB	$ 350.25	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.10%	IB	$ 343.82	1
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.20%	IB	$ 337.49	48
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.25%	IB	$ 286.96	7
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IB	$ 321.38	1
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.34%	IB	$ 328.85	92
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.45%	IB	$ 322.19	—

EQ/COMMON STOCK INDEX	0.70%	IA	$ 649.30	11
EQ/COMMON STOCK INDEX+	0.74%	IA	$2,172.35	16
EQ/COMMON STOCK INDEX+	0.74%	IA	$2,353.11	9
EQ/COMMON STOCK INDEX	0.90%	IA	$ 891.04	44
EQ/COMMON STOCK INDEX	1.20%	IA	$ 700.08	8
EQ/COMMON STOCK INDEX	1.35%	IA	$1,051.70	384
EQ/COMMON STOCK INDEX	1.35%	IA	$1,098.86	2
EQ/COMMON STOCK INDEX+	1.40%	IA	$1,417.26	1,412
EQ/COMMON STOCK INDEX	1.45%	IA	$ 416.68	7
EQ/COMMON STOCK INDEX	0.00%	IB	$ 309.58	2
EQ/COMMON STOCK INDEX	0.25%	IB	$ 452.58	3
EQ/COMMON STOCK INDEX	0.40%	IB	$ 441.52	9
EQ/COMMON STOCK INDEX	0.50%	IB	$ 425.89	4
EQ/COMMON STOCK INDEX	0.70%	IB	$ 427.90	7
EQ/COMMON STOCK INDEX	0.80%	IB	$ 823.64	3
EQ/COMMON STOCK INDEX	0.90%	IB	$ 425.85	7
EQ/COMMON STOCK INDEX	0.90%	IB	$ 476.57	28
EQ/COMMON STOCK INDEX	0.95%	IB	$ 401.44	69
EQ/COMMON STOCK INDEX	1.00%	IB	$ 685.99	1
EQ/COMMON STOCK INDEX	1.10%	IB	$ 386.31	19
EQ/COMMON STOCK INDEX	1.20%	IB	$ 430.84	609
EQ/COMMON STOCK INDEX	1.25%	IB	$ 338.64	194
EQ/COMMON STOCK INDEX	1.30%	IB	$ 376.01	4

EQ/CONSERVATIVE ALLOCATION	0.00%	IB	$ 125.72	1
EQ/CONSERVATIVE ALLOCATION	0.25%	IB	$ 179.16	2
EQ/CONSERVATIVE ALLOCATION	0.40%	IB	$ 97.86	—
EQ/CONSERVATIVE ALLOCATION	0.50%	IB	$ 169.87	9
EQ/CONSERVATIVE ALLOCATION	0.70%	IB	$ 162.75	1
EQ/CONSERVATIVE ALLOCATION	0.80%	IB	$ 156.34	3
EQ/CONSERVATIVE ALLOCATION	0.90%	IB	$ 155.93	48
EQ/CONSERVATIVE ALLOCATION	0.95%	IB	$ 154.27	14
EQ/CONSERVATIVE ALLOCATION	1.00%	IB	$ 152.63	—
EQ/CONSERVATIVE ALLOCATION	1.10%	IB	$ 149.38	18
EQ/CONSERVATIVE ALLOCATION	1.20%	IB	$ 146.20	208
EQ/CONSERVATIVE ALLOCATION	1.25%	IB	$ 125.21	99
EQ/CONSERVATIVE ALLOCATION	1.30%	IB	$ 128.27	4
EQ/CONSERVATIVE ALLOCATION	1.34%	IB	$ 141.86	170
EQ/CONSERVATIVE ALLOCATION	1.35%	IB	$ 141.55	—
EQ/CONSERVATIVE ALLOCATION	1.45%	IB	$ 138.54	—

The accompanying notes are an integral part of these financial statements.

FSA-31

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/CONSERVATIVE GROWTH STRATEGY	0.00%	IB	$149.74	—
EQ/CONSERVATIVE GROWTH STRATEGY	0.25%	IB	$172.14	—
EQ/CONSERVATIVE GROWTH STRATEGY	0.50%	IB	$166.77	26
EQ/CONSERVATIVE GROWTH STRATEGY	0.70%	IB	$162.57	2
EQ/CONSERVATIVE GROWTH STRATEGY	0.80%	IB	$160.51	1
EQ/CONSERVATIVE GROWTH STRATEGY	0.90%	IB	$158.48	4
EQ/CONSERVATIVE GROWTH STRATEGY	0.95%	IB	$157.48	1
EQ/CONSERVATIVE GROWTH STRATEGY	1.00%	IB	$156.48	—
EQ/CONSERVATIVE GROWTH STRATEGY	1.10%	IB	$154.49	6
EQ/CONSERVATIVE GROWTH STRATEGY	1.20%	IB	$152.52	66
EQ/CONSERVATIVE GROWTH STRATEGY	1.25%	IB	$151.55	90
EQ/CONSERVATIVE GROWTH STRATEGY	1.25%	IB	$179.15	13
EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	IB	$177.75	27
EQ/CONSERVATIVE GROWTH STRATEGY	1.34%	IB	$149.81	33

EQ/CONSERVATIVE STRATEGY	0.00%	IB	$125.35	—
EQ/CONSERVATIVE STRATEGY	0.25%	IB	$133.48	—
EQ/CONSERVATIVE STRATEGY	0.50%	IB	$129.32	30
EQ/CONSERVATIVE STRATEGY	0.70%	IB	$126.07	—
EQ/CONSERVATIVE STRATEGY	0.80%	IB	$124.47	—
EQ/CONSERVATIVE STRATEGY	0.90%	IB	$122.90	3
EQ/CONSERVATIVE STRATEGY	0.95%	IB	$122.11	1
EQ/CONSERVATIVE STRATEGY	1.10%	IB	$119.80	2
EQ/CONSERVATIVE STRATEGY	1.20%	IB	$118.27	28
EQ/CONSERVATIVE STRATEGY	1.25%	IB	$117.52	12
EQ/CONSERVATIVE STRATEGY	1.25%	IB	$132.90	3
EQ/CONSERVATIVE STRATEGY	1.30%	IB	$131.87	15
EQ/CONSERVATIVE STRATEGY	1.34%	IB	$116.17	16

EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	IB	$147.69	1
EQ/CONSERVATIVE-PLUS ALLOCATION	0.25%	IB	$227.33	2
EQ/CONSERVATIVE-PLUS ALLOCATION	0.50%	IB	$215.53	18
EQ/CONSERVATIVE-PLUS ALLOCATION	0.70%	IB	$206.50	4
EQ/CONSERVATIVE-PLUS ALLOCATION	0.80%	IB	$213.13	6
EQ/CONSERVATIVE-PLUS ALLOCATION	0.90%	IB	$197.84	109
EQ/CONSERVATIVE-PLUS ALLOCATION	0.95%	IB	$195.74	15
EQ/CONSERVATIVE-PLUS ALLOCATION	1.00%	IB	$193.66	1
EQ/CONSERVATIVE-PLUS ALLOCATION	1.10%	IB	$189.54	27
EQ/CONSERVATIVE-PLUS ALLOCATION	1.20%	IB	$185.49	487
EQ/CONSERVATIVE-PLUS ALLOCATION	1.25%	IB	$146.43	86
EQ/CONSERVATIVE-PLUS ALLOCATION	1.30%	IB	$153.63	7
EQ/CONSERVATIVE-PLUS ALLOCATION	1.34%	IB	$180.00	345
EQ/CONSERVATIVE-PLUS ALLOCATION	1.45%	IB	$175.77	—

EQ/CORE BOND INDEX	0.00%	IB	$110.25	—
EQ/CORE BOND INDEX	0.25%	IB	$145.60	—
EQ/CORE BOND INDEX	0.40%	IB	$108.42	13
EQ/CORE BOND INDEX	0.50%	IB	$137.42	16
EQ/CORE BOND INDEX	0.70%	IB	$131.17	10
EQ/CORE BOND INDEX	0.80%	IB	$119.73	24
EQ/CORE BOND INDEX	0.90%	IB	$125.22	91
EQ/CORE BOND INDEX	0.95%	IB	$123.77	46
EQ/CORE BOND INDEX	1.00%	IB	$122.34	2
EQ/CORE BOND INDEX	1.10%	IB	$119.52	18

The accompanying notes are an integral part of these financial statements.

FSA-32

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CORE BOND INDEX	1.20%	IB	$ 116.75	476
EQ/CORE BOND INDEX	1.25%	IB	$ 99.32	43
EQ/CORE BOND INDEX	1.30%	IB	$ 98.94	2
EQ/CORE BOND INDEX	1.34%	IB	$ 113.00	464
EQ/CORE BOND INDEX	1.35%	IB	$ 112.73	—
EQ/CORE BOND INDEX	1.45%	IB	$ 110.12	—

EQ/CORE PLUS BOND	0.70%	IA	$ 126.02	3
EQ/CORE PLUS BOND	0.90%	IA	$ 159.69	50
EQ/CORE PLUS BOND	1.20%	IA	$ 128.27	2
EQ/CORE PLUS BOND	1.34%	IA	$ 166.50	320
EQ/CORE PLUS BOND	1.35%	IA	$ 177.22	3
EQ/CORE PLUS BOND	1.45%	IA	$ 95.91	—
EQ/CORE PLUS BOND	0.00%	IB	$ 112.83	—
EQ/CORE PLUS BOND	0.25%	IB	$ 153.78	—
EQ/CORE PLUS BOND	0.40%	IB	$ 87.13	2
EQ/CORE PLUS BOND	0.50%	IB	$ 144.72	9
EQ/CORE PLUS BOND	0.70%	IB	$ 131.81	1
EQ/CORE PLUS BOND	0.80%	IB	$ 134.20	10
EQ/CORE PLUS BOND	0.90%	IB	$ 107.99	13
EQ/CORE PLUS BOND	0.95%	IB	$ 123.66	42
EQ/CORE PLUS BOND	1.00%	IB	$ 143.58	1
EQ/CORE PLUS BOND	1.10%	IB	$ 119.00	25
EQ/CORE PLUS BOND	1.20%	IB	$ 99.29	306
EQ/CORE PLUS BOND	1.25%	IB	$ 92.02	50
EQ/CORE PLUS BOND	1.30%	IB	$ 95.45	3

EQ/EMERGING MARKETS EQUITY PLUS	0.00%	IB	$ 144.13	—
EQ/EMERGING MARKETS EQUITY PLUS	0.25%	IB	$ 115.76	1
EQ/EMERGING MARKETS EQUITY PLUS	0.40%	IB	$ 87.83	3
EQ/EMERGING MARKETS EQUITY PLUS	0.50%	IB	$ 112.43	5
EQ/EMERGING MARKETS EQUITY PLUS	0.70%	IB	$ 109.82	1
EQ/EMERGING MARKETS EQUITY PLUS	0.80%	IB	$ 108.54	6
EQ/EMERGING MARKETS EQUITY PLUS	0.90%	IB	$ 107.27	17
EQ/EMERGING MARKETS EQUITY PLUS	0.95%	IB	$ 106.65	1
EQ/EMERGING MARKETS EQUITY PLUS	1.00%	IB	$ 106.02	3
EQ/EMERGING MARKETS EQUITY PLUS	1.10%	IB	$ 104.78	6
EQ/EMERGING MARKETS EQUITY PLUS	1.20%	IB	$ 103.55	185
EQ/EMERGING MARKETS EQUITY PLUS	1.25%	IB	$ 102.94	16
EQ/EMERGING MARKETS EQUITY PLUS	1.34%	IB	$ 101.85	84
EQ/EMERGING MARKETS EQUITY PLUS	1.45%	IB	$ 100.54	—

EQ/EQUITY 500 INDEX	0.70%	IA	$ 752.60	15
EQ/EQUITY 500 INDEX	0.90%	IA	$1,034.03	153
EQ/EQUITY 500 INDEX	1.20%	IA	$ 814.14	24
EQ/EQUITY 500 INDEX	1.34%	IA	$1,311.81	1,364
EQ/EQUITY 500 INDEX	1.35%	IA	$1,307.71	3
EQ/EQUITY 500 INDEX	1.45%	IA	$ 487.11	3
EQ/EQUITY 500 INDEX	0.00%	IB	$ 326.56	25
EQ/EQUITY 500 INDEX	0.25%	IB	$ 533.56	19
EQ/EQUITY 500 INDEX	0.40%	IB	$ 463.15	59
EQ/EQUITY 500 INDEX	0.50%	IB	$ 502.10	60
EQ/EQUITY 500 INDEX	0.70%	IB	$ 493.46	13
EQ/EQUITY 500 INDEX	0.80%	IB	$ 851.04	34

The accompanying notes are an integral part of these financial statements.

FSA-33

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/EQUITY 500 INDEX	0.90%	IB	$554.79	72
EQ/EQUITY 500 INDEX	0.95%	IB	$462.94	54
EQ/EQUITY 500 INDEX	1.00%	IB	$696.39	10
EQ/EQUITY 500 INDEX	1.10%	IB	$445.50	123
EQ/EQUITY 500 INDEX	1.20%	IB	$503.55	4,262
EQ/EQUITY 500 INDEX	1.25%	IB	$388.80	301
EQ/EQUITY 500 INDEX	1.30%	IB	$433.96	10

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$326.43	8
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.25%	IB	$546.85	7
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.40%	IB	$138.69	3
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.50%	IB	$527.07	19
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.70%	IB	$511.69	—
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.70%	IB	$567.42	3
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.80%	IB	$504.18	22
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.90%	IB	$496.77	19
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.90%	IB	$551.28	47
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.95%	IB	$547.32	4
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.00%	IB	$489.48	5
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.10%	IB	$482.26	23
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.20%	IB	$475.12	1,012
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.20%	IB	$527.84	8
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.25%	IB	$524.04	180
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.34%	IB	$517.24	373
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.45%	IB	$405.88	—

EQ/FRANKLIN RISING DIVIDENDS	1.20%	IB	$182.67	12
EQ/FRANKLIN RISING DIVIDENDS	1.25%	IB	$182.10	160

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.00%	IB	$209.39	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.25%	IB	$298.78	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.50%	IB	$285.37	5
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.70%	IB	$275.03	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.80%	IB	$559.32	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.90%	IB	$265.07	2
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.95%	IB	$262.63	2
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.00%	IB	$260.22	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.10%	IB	$255.44	1
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.20%	IB	$250.74	25
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.25%	IB	$207.99	3
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.30%	IB	$235.36	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.34%	IB	$244.32	56

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IB	$205.71	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.25%	IB	$611.46	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.50%	IB	$575.32	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.70%	IB	$686.53	3
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.80%	IB	$419.56	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.90%	IB	$650.87	32
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.90%	IB	$772.01	4
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.95%	IB	$566.30	15
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.00%	IB	$633.75	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.10%	IB	$616.99	6
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$567.21	115

The accompanying notes are an integral part of these financial statements.

FSA-34

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$600.64	16
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.25%	IB	$170.42	19
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IB	$232.23	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.34%	IB	$383.58	712
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.34%	IB	$620.40	13
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.35%	IB	$576.97	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.45%	IB	$530.45	—

EQ/GOLDMAN SACHS MID CAP VALUE	0.00%	IB	$221.62	1
EQ/GOLDMAN SACHS MID CAP VALUE	0.25%	IB	$362.33	1
EQ/GOLDMAN SACHS MID CAP VALUE	0.50%	IB	$349.23	6
EQ/GOLDMAN SACHS MID CAP VALUE	0.70%	IB	$292.50	2
EQ/GOLDMAN SACHS MID CAP VALUE	0.70%	IB	$339.04	—
EQ/GOLDMAN SACHS MID CAP VALUE	0.80%	IB	$334.06	3
EQ/GOLDMAN SACHS MID CAP VALUE	0.90%	IB	$284.58	15
EQ/GOLDMAN SACHS MID CAP VALUE	0.90%	IB	$329.15	4
EQ/GOLDMAN SACHS MID CAP VALUE	0.95%	IB	$282.63	3
EQ/GOLDMAN SACHS MID CAP VALUE	1.00%	IB	$324.31	1
EQ/GOLDMAN SACHS MID CAP VALUE	1.10%	IB	$319.53	5
EQ/GOLDMAN SACHS MID CAP VALUE	1.20%	IB	$273.04	1
EQ/GOLDMAN SACHS MID CAP VALUE	1.20%	IB	$314.80	144
EQ/GOLDMAN SACHS MID CAP VALUE	1.25%	IB	$271.17	36
EQ/GOLDMAN SACHS MID CAP VALUE	1.34%	IB	$267.82	116
EQ/GOLDMAN SACHS MID CAP VALUE	1.45%	IB	$263.77	—

EQ/GROWTH STRATEGY	1.10%	IB	$257.12	6
EQ/GROWTH STRATEGY	1.25%	IB	$251.21	2

EQ/INTERMEDIATE GOVERNMENT BOND	0.70%	IA	$164.22	1
EQ/INTERMEDIATE GOVERNMENT BOND+	0.74%	IA	$ 97.26	4
EQ/INTERMEDIATE GOVERNMENT BOND	0.90%	IA	$171.04	10
EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	IA	$149.55	1
EQ/INTERMEDIATE GOVERNMENT BOND	1.34%	IA	$162.69	166
EQ/INTERMEDIATE GOVERNMENT BOND	1.35%	IA	$156.52	2
EQ/INTERMEDIATE GOVERNMENT BOND	1.45%	IA	$129.10	—
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$105.29	19
EQ/INTERMEDIATE GOVERNMENT BOND	0.25%	IB	$158.78	—
EQ/INTERMEDIATE GOVERNMENT BOND	0.50%	IB	$149.42	2
EQ/INTERMEDIATE GOVERNMENT BOND	0.70%	IB	$149.21	1
EQ/INTERMEDIATE GOVERNMENT BOND	0.80%	IB	$104.12	2
EQ/INTERMEDIATE GOVERNMENT BOND	0.90%	IB	$144.49	2
EQ/INTERMEDIATE GOVERNMENT BOND	0.95%	IB	$139.98	15
EQ/INTERMEDIATE GOVERNMENT BOND	1.00%	IB	$112.33	1
EQ/INTERMEDIATE GOVERNMENT BOND	1.10%	IB	$134.71	4
EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	IB	$133.46	13
EQ/INTERMEDIATE GOVERNMENT BOND	1.25%	IB	$101.44	19
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	IB	$101.35	—

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.00%	IB	$157.86	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.25%	IB	$192.64	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.40%	IB	$137.44	1
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.50%	IB	$181.26	3
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.70%	IB	$194.43	3
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.80%	IB	$261.60	1

The accompanying notes are an integral part of these financial statements.

FSA-35

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.90%	IB	$184.75	51
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.95%	IB	$224.09	17
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.00%	IB	$180.09	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.10%	IB	$175.52	8
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.20%	IB	$171.06	289
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.25%	IB	$111.51	12
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	IB	$128.63	1
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.34%	IB	$165.02	581
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.45%	IB	$199.38	—

EQ/INTERNATIONAL EQUITY INDEX	0.70%	IA	$205.55	5
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IA	$213.70	101
EQ/INTERNATIONAL EQUITY INDEX	1.20%	IA	$179.53	7
EQ/INTERNATIONAL EQUITY INDEX	1.34%	IA	$195.32	1,569
EQ/INTERNATIONAL EQUITY INDEX	1.35%	IA	$194.74	4
EQ/INTERNATIONAL EQUITY INDEX	1.45%	IA	$149.89	2
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IB	$161.25	5
EQ/INTERNATIONAL EQUITY INDEX	0.25%	IB	$187.45	4
EQ/INTERNATIONAL EQUITY INDEX	0.40%	IB	$191.56	16
EQ/INTERNATIONAL EQUITY INDEX	0.50%	IB	$176.39	9
EQ/INTERNATIONAL EQUITY INDEX	0.70%	IB	$176.34	4
EQ/INTERNATIONAL EQUITY INDEX	0.80%	IB	$283.73	9
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IB	$173.65	34
EQ/INTERNATIONAL EQUITY INDEX	0.95%	IB	$165.43	40
EQ/INTERNATIONAL EQUITY INDEX	1.00%	IB	$249.91	3
EQ/INTERNATIONAL EQUITY INDEX	1.10%	IB	$159.20	29
EQ/INTERNATIONAL EQUITY INDEX	1.20%	IB	$154.79	996
EQ/INTERNATIONAL EQUITY INDEX	1.25%	IB	$ 95.79	38
EQ/INTERNATIONAL EQUITY INDEX	1.30%	IB	$115.22	2

EQ/INTERNATIONAL MANAGED VOLATILITY	0.00%	IB	$151.69	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.25%	IB	$170.07	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.50%	IB	$163.92	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.70%	IB	$159.14	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.70%	IB	$170.11	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.80%	IB	$156.80	1
EQ/INTERNATIONAL MANAGED VOLATILITY	0.90%	IB	$154.50	1
EQ/INTERNATIONAL MANAGED VOLATILITY	0.90%	IB	$165.27	10
EQ/INTERNATIONAL MANAGED VOLATILITY	0.95%	IB	$164.08	—
EQ/INTERNATIONAL MANAGED VOLATILITY	1.00%	IB	$152.23	—
EQ/INTERNATIONAL MANAGED VOLATILITY	1.10%	IB	$149.98	1
EQ/INTERNATIONAL MANAGED VOLATILITY	1.20%	IB	$147.76	77
EQ/INTERNATIONAL MANAGED VOLATILITY	1.20%	IB	$158.24	—
EQ/INTERNATIONAL MANAGED VOLATILITY	1.25%	IB	$157.10	2
EQ/INTERNATIONAL MANAGED VOLATILITY	1.34%	IB	$155.06	39

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IB	$147.99	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.25%	IB	$179.85	—
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.40%	IB	$170.04	30
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.50%	IB	$169.22	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.70%	IB	$199.88	3
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.80%	IB	$247.27	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.90%	IB	$189.92	35
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.95%	IB	$187.51	23

The accompanying notes are an integral part of these financial statements.

FSA-36

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.00%	IB	$185.13	—
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.10%	IB	$180.44	5
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.20%	IB	$175.85	86
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.25%	IB	$100.49	10
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.30%	IB	$115.51	2
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.34%	IB	$169.65	755
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.35%	IB	$169.21	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.45%	IB	$180.56	—

EQ/INVESCO COMSTOCK	0.00%	IB	$255.12	1
EQ/INVESCO COMSTOCK	0.25%	IB	$437.49	—
EQ/INVESCO COMSTOCK	0.50%	IB	$416.44	4
EQ/INVESCO COMSTOCK	0.70%	IB	$400.26	1
EQ/INVESCO COMSTOCK	0.80%	IB	$663.47	2
EQ/INVESCO COMSTOCK	0.90%	IB	$384.71	25
EQ/INVESCO COMSTOCK	0.95%	IB	$380.91	10
EQ/INVESCO COMSTOCK	1.00%	IB	$377.16	—
EQ/INVESCO COMSTOCK	1.10%	IB	$369.73	9
EQ/INVESCO COMSTOCK	1.20%	IB	$362.43	148
EQ/INVESCO COMSTOCK	1.25%	IB	$282.41	18
EQ/INVESCO COMSTOCK	1.30%	IB	$307.15	—
EQ/INVESCO COMSTOCK	1.34%	IB	$352.47	240
EQ/INVESCO COMSTOCK	1.45%	IB	$344.82	—

EQ/INVESCO GLOBAL	0.00%	IB	$239.30	3
EQ/INVESCO GLOBAL	0.25%	IB	$368.18	1
EQ/INVESCO GLOBAL	0.40%	IB	$106.36	5
EQ/INVESCO GLOBAL	0.50%	IB	$351.65	23
EQ/INVESCO GLOBAL	0.70%	IB	$338.90	3
EQ/INVESCO GLOBAL	0.80%	IB	$564.17	11
EQ/INVESCO GLOBAL	0.90%	IB	$326.63	34
EQ/INVESCO GLOBAL	0.95%	IB	$323.63	6
EQ/INVESCO GLOBAL	1.00%	IB	$320.66	1
EQ/INVESCO GLOBAL	1.10%	IB	$314.77	18
EQ/INVESCO GLOBAL	1.20%	IB	$308.97	682
EQ/INVESCO GLOBAL	1.25%	IB	$252.32	69
EQ/INVESCO GLOBAL	1.30%	IB	$288.05	1
EQ/INVESCO GLOBAL	1.34%	IB	$301.06	376
EQ/INVESCO GLOBAL	1.45%	IB	$294.96	—

EQ/INVESCO GLOBAL REAL ASSETS	0.00%	IB	$139.35	—
EQ/INVESCO GLOBAL REAL ASSETS	0.25%	IB	$207.53	3
EQ/INVESCO GLOBAL REAL ASSETS	0.40%	IB	$107.07	—
EQ/INVESCO GLOBAL REAL ASSETS	0.50%	IB	$200.03	24
EQ/INVESCO GLOBAL REAL ASSETS	0.70%	IB	$191.48	1
EQ/INVESCO GLOBAL REAL ASSETS	0.70%	IB	$194.19	—
EQ/INVESCO GLOBAL REAL ASSETS	0.80%	IB	$191.34	13
EQ/INVESCO GLOBAL REAL ASSETS	0.90%	IB	$186.03	39
EQ/INVESCO GLOBAL REAL ASSETS	0.90%	IB	$188.52	4
EQ/INVESCO GLOBAL REAL ASSETS	0.95%	IB	$184.69	4
EQ/INVESCO GLOBAL REAL ASSETS	1.00%	IB	$185.76	1
EQ/INVESCO GLOBAL REAL ASSETS	1.10%	IB	$183.01	8
EQ/INVESCO GLOBAL REAL ASSETS	1.20%	IB	$178.12	4
EQ/INVESCO GLOBAL REAL ASSETS	1.20%	IB	$180.31	266

The accompanying notes are an integral part of these financial statements.

FSA-37

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INVESCO GLOBAL REAL ASSETS	1.25%	IB	$176.83	17
EQ/INVESCO GLOBAL REAL ASSETS	1.34%	IB	$174.54	165
EQ/INVESCO GLOBAL REAL ASSETS	1.45%	IB	$149.94	—

EQ/JANUS ENTERPRISE	0.00%	IB	$262.64	1
EQ/JANUS ENTERPRISE	0.25%	IB	$575.94	1
EQ/JANUS ENTERPRISE	0.40%	IB	$323.31	10
EQ/JANUS ENTERPRISE	0.50%	IB	$548.23	8
EQ/JANUS ENTERPRISE	0.70%	IB	$526.92	5
EQ/JANUS ENTERPRISE	0.80%	IB	$651.04	6
EQ/JANUS ENTERPRISE	0.90%	IB	$506.45	88
EQ/JANUS ENTERPRISE	0.95%	IB	$501.46	15
EQ/JANUS ENTERPRISE	1.00%	IB	$496.52	1
EQ/JANUS ENTERPRISE	1.10%	IB	$486.74	14
EQ/JANUS ENTERPRISE	1.20%	IB	$477.12	503
EQ/JANUS ENTERPRISE	1.25%	IB	$309.26	205
EQ/JANUS ENTERPRISE	1.30%	IB	$364.54	2
EQ/JANUS ENTERPRISE	1.34%	IB	$464.02	580
EQ/JANUS ENTERPRISE	1.35%	IB	$463.08	1
EQ/JANUS ENTERPRISE	1.45%	IB	$453.94	—

EQ/JPMORGAN GROWTH STOCK	0.00%	IB	$339.49	2
EQ/JPMORGAN GROWTH STOCK	0.25%	IB	$682.70	2
EQ/JPMORGAN GROWTH STOCK	0.40%	IB	$519.74	26
EQ/JPMORGAN GROWTH STOCK	0.50%	IB	$648.95	21
EQ/JPMORGAN GROWTH STOCK	0.70%	IB	$623.04	9
EQ/JPMORGAN GROWTH STOCK	0.80%	IB	$960.10	28
EQ/JPMORGAN GROWTH STOCK	0.90%	IB	$598.17	94
EQ/JPMORGAN GROWTH STOCK	0.95%	IB	$592.10	14
EQ/JPMORGAN GROWTH STOCK	1.00%	IB	$586.11	4
EQ/JPMORGAN GROWTH STOCK	1.10%	IB	$574.24	41
EQ/JPMORGAN GROWTH STOCK	1.20%	IB	$562.58	1,498
EQ/JPMORGAN GROWTH STOCK	1.25%	IB	$474.35	238
EQ/JPMORGAN GROWTH STOCK	1.30%	IB	$510.97	1
EQ/JPMORGAN GROWTH STOCK	1.34%	IB	$546.70	882
EQ/JPMORGAN GROWTH STOCK	1.35%	IB	$545.57	1
EQ/JPMORGAN GROWTH STOCK	1.45%	IB	$534.49	—

EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IB	$271.18	1
EQ/JPMORGAN VALUE OPPORTUNITIES	0.25%	IB	$522.86	—
EQ/JPMORGAN VALUE OPPORTUNITIES	0.40%	IB	$409.99	8
EQ/JPMORGAN VALUE OPPORTUNITIES	0.50%	IB	$491.95	21
EQ/JPMORGAN VALUE OPPORTUNITIES	0.70%	IB	$474.56	4
EQ/JPMORGAN VALUE OPPORTUNITIES	0.80%	IB	$711.70	26
EQ/JPMORGAN VALUE OPPORTUNITIES	0.90%	IB	$444.99	13
EQ/JPMORGAN VALUE OPPORTUNITIES	0.90%	IB	$449.92	37
EQ/JPMORGAN VALUE OPPORTUNITIES	0.95%	IB	$412.64	9
EQ/JPMORGAN VALUE OPPORTUNITIES	1.00%	IB	$438.08	1
EQ/JPMORGAN VALUE OPPORTUNITIES	1.10%	IB	$426.50	17
EQ/JPMORGAN VALUE OPPORTUNITIES	1.20%	IB	$410.81	478
EQ/JPMORGAN VALUE OPPORTUNITIES	1.20%	IB	$415.19	60
EQ/JPMORGAN VALUE OPPORTUNITIES	1.25%	IB	$294.56	129
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	IB	$330.03	—

The accompanying notes are an integral part of these financial statements.

FSA-38

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/JPMORGAN VALUE OPPORTUNITIES	1.34%	IB	$ 504.60	314
EQ/JPMORGAN VALUE OPPORTUNITIES	1.35%	IB	$ 398.83	1
EQ/JPMORGAN VALUE OPPORTUNITIES	1.45%	IB	$ 384.19	—

EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IB	$ 305.62	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.25%	IB	$ 461.18	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.50%	IB	$ 433.92	1
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.70%	IB	$ 438.11	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.80%	IB	$ 736.09	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.90%	IB	$ 416.29	6
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.95%	IB	$ 411.00	4
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.10%	IB	$ 395.50	1
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.20%	IB	$ 385.46	28
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.25%	IB	$ 342.72	6
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.30%	IB	$ 372.95	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.34%	IB	$ 371.86	77
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.45%	IB	$ 361.47	—

EQ/LARGE CAP GROWTH INDEX	0.00%	IB	$ 429.87	3
EQ/LARGE CAP GROWTH INDEX	0.25%	IB	$ 563.48	3
EQ/LARGE CAP GROWTH INDEX	0.40%	IB	$ 144.68	8
EQ/LARGE CAP GROWTH INDEX	0.50%	IB	$ 530.18	5
EQ/LARGE CAP GROWTH INDEX	0.70%	IB	$ 559.57	5
EQ/LARGE CAP GROWTH INDEX	0.80%	IB	$1,179.83	12
EQ/LARGE CAP GROWTH INDEX	0.90%	IB	$ 531.70	117
EQ/LARGE CAP GROWTH INDEX	0.95%	IB	$ 524.94	25
EQ/LARGE CAP GROWTH INDEX	1.00%	IB	$ 518.29	3
EQ/LARGE CAP GROWTH INDEX	1.10%	IB	$ 505.16	33
EQ/LARGE CAP GROWTH INDEX	1.20%	IB	$ 492.32	787
EQ/LARGE CAP GROWTH INDEX	1.25%	IB	$ 646.92	27
EQ/LARGE CAP GROWTH INDEX	1.30%	IB	$ 715.99	1
EQ/LARGE CAP GROWTH INDEX	1.34%	IB	$ 474.95	707
EQ/LARGE CAP GROWTH INDEX	1.35%	IB	$ 473.72	2
EQ/LARGE CAP GROWTH INDEX	1.45%	IB	$ 461.68	—

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IB	$ 376.27	1
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.25%	IB	$ 403.87	2
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.50%	IB	$ 380.00	4
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.70%	IB	$ 647.96	6
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.80%	IB	$ 950.42	1
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.90%	IB	$ 550.03	14
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.90%	IB	$ 614.31	41
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.95%	IB	$ 514.79	47
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.00%	IB	$ 598.14	—
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.10%	IB	$ 582.33	9
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.20%	IB	$ 544.40	180
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.20%	IB	$ 566.90	20
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.25%	IB	$ 495.96	10
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.30%	IB	$ 568.01	1
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.34%	IB	$ 816.18	1,152
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.35%	IB	$ 544.56	1
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.45%	IB	$ 509.12	2

The accompanying notes are an integral part of these financial statements.

FSA-39

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LARGE CAP VALUE INDEX	0.00%	IB	$220.01	3
EQ/LARGE CAP VALUE INDEX	0.25%	IB	$219.69	3
EQ/LARGE CAP VALUE INDEX	0.50%	IB	$209.35	10
EQ/LARGE CAP VALUE INDEX	0.70%	IB	$201.38	4
EQ/LARGE CAP VALUE INDEX	0.80%	IB	$559.11	5
EQ/LARGE CAP VALUE INDEX	0.90%	IB	$193.73	127
EQ/LARGE CAP VALUE INDEX	0.95%	IB	$191.86	10
EQ/LARGE CAP VALUE INDEX	1.00%	IB	$190.01	4
EQ/LARGE CAP VALUE INDEX	1.10%	IB	$186.34	15
EQ/LARGE CAP VALUE INDEX	1.20%	IB	$182.74	545
EQ/LARGE CAP VALUE INDEX	1.25%	IB	$152.57	52
EQ/LARGE CAP VALUE INDEX	1.30%	IB	$166.63	1
EQ/LARGE CAP VALUE INDEX	1.34%	IB	$177.83	381
EQ/LARGE CAP VALUE INDEX	1.35%	IB	$177.48	—
EQ/LARGE CAP VALUE INDEX	1.45%	IB	$174.05	—

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IB	$224.17	2
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.25%	IB	$411.44	1
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.40%	IB	$315.66	17
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.50%	IB	$387.12	3
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.70%	IB	$341.30	2
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.70%	IB	$345.78	6
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.80%	IB	$536.26	1
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IB	$324.30	19
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IB	$328.56	36
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.95%	IB	$339.57	60
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.00%	IB	$316.12	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.10%	IB	$308.11	5
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	IB	$300.28	176
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	IB	$304.22	17
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.25%	IB	$194.88	15
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	IB	$213.80	2
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.34%	IB	$293.49	2,551
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.35%	IB	$292.73	4
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.45%	IB	$305.18	3

EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	IB	$160.41	—
EQ/LAZARD EMERGING MARKETS EQUITY	0.25%	IB	$143.73	5
EQ/LAZARD EMERGING MARKETS EQUITY	0.50%	IB	$138.65	44
EQ/LAZARD EMERGING MARKETS EQUITY	0.70%	IB	$134.71	12
EQ/LAZARD EMERGING MARKETS EQUITY	0.80%	IB	$132.77	38
EQ/LAZARD EMERGING MARKETS EQUITY	0.90%	IB	$130.87	109
EQ/LAZARD EMERGING MARKETS EQUITY	0.95%	IB	$129.93	14
EQ/LAZARD EMERGING MARKETS EQUITY	1.00%	IB	$129.00	3
EQ/LAZARD EMERGING MARKETS EQUITY	1.10%	IB	$127.14	32
EQ/LAZARD EMERGING MARKETS EQUITY	1.20%	IB	$125.30	1,334
EQ/LAZARD EMERGING MARKETS EQUITY	1.25%	IB	$124.40	35
EQ/LAZARD EMERGING MARKETS EQUITY	1.34%	IB	$122.79	642
EQ/LAZARD EMERGING MARKETS EQUITY	1.45%	IB	$108.37	—

EQ/LOOMIS SAYLES GROWTH	0.00%	IB	$409.43	1
EQ/LOOMIS SAYLES GROWTH	0.25%	IB	$883.77	1
EQ/LOOMIS SAYLES GROWTH	0.40%	IB	$562.60	5
EQ/LOOMIS SAYLES GROWTH	0.50%	IB	$840.08	7

The accompanying notes are an integral part of these financial statements.

FSA-40

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LOOMIS SAYLES GROWTH	0.70%	IB	$806.54	1
EQ/LOOMIS SAYLES GROWTH	0.80%	IB	$939.46	3
EQ/LOOMIS SAYLES GROWTH	0.90%	IB	$774.35	14
EQ/LOOMIS SAYLES GROWTH	0.95%	IB	$766.50	4
EQ/LOOMIS SAYLES GROWTH	1.00%	IB	$758.74	—
EQ/LOOMIS SAYLES GROWTH	1.10%	IB	$743.38	4
EQ/LOOMIS SAYLES GROWTH	1.20%	IB	$728.29	10
EQ/LOOMIS SAYLES GROWTH	1.25%	IB	$571.89	58
EQ/LOOMIS SAYLES GROWTH	1.30%	IB	$627.69	1
EQ/LOOMIS SAYLES GROWTH	1.34%	IB	$707.73	114
EQ/LOOMIS SAYLES GROWTH	1.35%	IB	$706.27	—
EQ/LOOMIS SAYLES GROWTH	1.45%	IB	$691.93	—

EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$204.21	2
EQ/MFS INTERNATIONAL GROWTH	0.25%	IB	$363.29	4
EQ/MFS INTERNATIONAL GROWTH	0.40%	IB	$231.24	11
EQ/MFS INTERNATIONAL GROWTH	0.50%	IB	$345.81	28
EQ/MFS INTERNATIONAL GROWTH	0.70%	IB	$332.37	5
EQ/MFS INTERNATIONAL GROWTH	0.80%	IB	$393.44	29
EQ/MFS INTERNATIONAL GROWTH	0.90%	IB	$319.46	65
EQ/MFS INTERNATIONAL GROWTH	0.95%	IB	$316.31	7
EQ/MFS INTERNATIONAL GROWTH	1.00%	IB	$313.19	2
EQ/MFS INTERNATIONAL GROWTH	1.10%	IB	$307.02	19
EQ/MFS INTERNATIONAL GROWTH	1.20%	IB	$300.96	795
EQ/MFS INTERNATIONAL GROWTH	1.25%	IB	$184.75	37
EQ/MFS INTERNATIONAL GROWTH	1.30%	IB	$219.39	—
EQ/MFS INTERNATIONAL GROWTH	1.34%	IB	$292.58	21
EQ/MFS INTERNATIONAL GROWTH	1.34%	IB	$292.69	368
EQ/MFS INTERNATIONAL GROWTH	1.35%	IB	$292.10	—
EQ/MFS INTERNATIONAL GROWTH	1.45%	IB	$286.33	—

EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.00%	IB	$192.16	30
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.25%	IB	$304.68	9
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.50%	IB	$293.66	55
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.70%	IB	$285.09	1
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.70%	IB	$298.65	15
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.80%	IB	$280.91	72
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.90%	IB	$276.78	31
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.90%	IB	$290.15	91
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.95%	IB	$288.06	11
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.00%	IB	$272.71	4
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.10%	IB	$268.69	23
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.20%	IB	$264.72	1,779
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.20%	IB	$277.81	9
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.25%	IB	$275.81	92
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.34%	IB	$272.23	731
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.45%	IB	$227.22	—

EQ/MFS MID CAP FOCUSED GROWTH	0.00%	IB	$391.73	3
EQ/MFS MID CAP FOCUSED GROWTH	0.25%	IB	$378.58	4
EQ/MFS MID CAP FOCUSED GROWTH	0.40%	IB	$112.06	1
EQ/MFS MID CAP FOCUSED GROWTH	0.50%	IB	$365.85	8
EQ/MFS MID CAP FOCUSED GROWTH	0.70%	IB	$355.93	5

The accompanying notes are an integral part of these financial statements.

FSA-41

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MFS MID CAP FOCUSED GROWTH	0.80%	IB	$ 351.08	22
EQ/MFS MID CAP FOCUSED GROWTH	0.90%	IB	$ 346.29	51
EQ/MFS MID CAP FOCUSED GROWTH	0.95%	IB	$ 343.91	4
EQ/MFS MID CAP FOCUSED GROWTH	1.00%	IB	$ 341.56	2
EQ/MFS MID CAP FOCUSED GROWTH	1.10%	IB	$ 336.88	14
EQ/MFS MID CAP FOCUSED GROWTH	1.20%	IB	$ 332.25	559
EQ/MFS MID CAP FOCUSED GROWTH	1.25%	IB	$ 329.98	62
EQ/MFS MID CAP FOCUSED GROWTH	1.34%	IB	$ 325.90	323
EQ/MFS MID CAP FOCUSED GROWTH	1.45%	IB	$ 320.97	—

EQ/MFS TECHNOLOGY	0.00%	IB	$ 488.43	7
EQ/MFS TECHNOLOGY	0.25%	IB	$1,014.07	3
EQ/MFS TECHNOLOGY	0.40%	IB	$ 135.29	12
EQ/MFS TECHNOLOGY	0.50%	IB	$ 978.30	18
EQ/MFS TECHNOLOGY	0.70%	IB	$ 950.46	3
EQ/MFS TECHNOLOGY	0.80%	IB	$ 936.85	16
EQ/MFS TECHNOLOGY	0.90%	IB	$ 923.43	24
EQ/MFS TECHNOLOGY	0.95%	IB	$ 916.78	4
EQ/MFS TECHNOLOGY	1.00%	IB	$ 910.20	2
EQ/MFS TECHNOLOGY	1.10%	IB	$ 897.10	16
EQ/MFS TECHNOLOGY	1.20%	IB	$ 884.16	416
EQ/MFS TECHNOLOGY	1.25%	IB	$ 877.80	31
EQ/MFS TECHNOLOGY	1.34%	IB	$ 866.41	207
EQ/MFS TECHNOLOGY	1.45%	IB	$ 665.38	—

EQ/MFS UTILITIES SERIES	0.00%	IB	$ 192.64	1
EQ/MFS UTILITIES SERIES	0.25%	IB	$ 313.02	1
EQ/MFS UTILITIES SERIES	0.40%	IB	$ 239.94	15
EQ/MFS UTILITIES SERIES	0.50%	IB	$ 301.97	3
EQ/MFS UTILITIES SERIES	0.70%	IB	$ 293.38	2
EQ/MFS UTILITIES SERIES	0.80%	IB	$ 289.17	8
EQ/MFS UTILITIES SERIES	0.90%	IB	$ 285.03	41
EQ/MFS UTILITIES SERIES	0.95%	IB	$ 282.98	3
EQ/MFS UTILITIES SERIES	1.00%	IB	$ 280.95	1
EQ/MFS UTILITIES SERIES	1.10%	IB	$ 276.90	9
EQ/MFS UTILITIES SERIES	1.20%	IB	$ 272.90	253
EQ/MFS UTILITIES SERIES	1.25%	IB	$ 270.94	46
EQ/MFS UTILITIES SERIES	1.34%	IB	$ 267.42	149
EQ/MFS UTILITIES SERIES	1.45%	IB	$ 214.86	—

EQ/MID CAP INDEX	0.00%	IB	$ 236.21	7
EQ/MID CAP INDEX	0.25%	IB	$ 493.03	7
EQ/MID CAP INDEX	0.40%	IB	$ 341.10	49
EQ/MID CAP INDEX	0.50%	IB	$ 463.89	11
EQ/MID CAP INDEX	0.70%	IB	$ 431.52	13
EQ/MID CAP INDEX	0.80%	IB	$ 694.15	13
EQ/MID CAP INDEX	0.90%	IB	$ 410.88	173
EQ/MID CAP INDEX	0.95%	IB	$ 405.87	26
EQ/MID CAP INDEX	1.00%	IB	$ 400.93	6
EQ/MID CAP INDEX	1.10%	IB	$ 391.18	40
EQ/MID CAP INDEX	1.20%	IB	$ 381.64	1,322
EQ/MID CAP INDEX	1.25%	IB	$ 260.11	227
EQ/MID CAP INDEX	1.30%	IB	$ 302.82	1

The accompanying notes are an integral part of these financial statements.

FSA-42

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MID CAP INDEX	1.34%	IB	$368.71	1,434
EQ/MID CAP INDEX	1.35%	IB	$367.80	—
EQ/MID CAP INDEX	1.45%	IB	$358.83	—

EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IB	$203.70	1
EQ/MID CAP VALUE MANAGED VOLATILITY	0.25%	IB	$565.03	—
EQ/MID CAP VALUE MANAGED VOLATILITY	0.50%	IB	$531.64	1
EQ/MID CAP VALUE MANAGED VOLATILITY	0.70%	IB	$410.76	4
EQ/MID CAP VALUE MANAGED VOLATILITY	0.80%	IB	$588.37	1
EQ/MID CAP VALUE MANAGED VOLATILITY	0.90%	IB	$389.43	17
EQ/MID CAP VALUE MANAGED VOLATILITY	0.90%	IB	$481.93	8
EQ/MID CAP VALUE MANAGED VOLATILITY	0.95%	IB	$485.73	24
EQ/MID CAP VALUE MANAGED VOLATILITY	1.00%	IB	$379.18	—
EQ/MID CAP VALUE MANAGED VOLATILITY	1.10%	IB	$369.16	6
EQ/MID CAP VALUE MANAGED VOLATILITY	1.20%	IB	$358.26	126
EQ/MID CAP VALUE MANAGED VOLATILITY	1.20%	IB	$359.37	24
EQ/MID CAP VALUE MANAGED VOLATILITY	1.25%	IB	$228.09	14
EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	IB	$260.18	1
EQ/MID CAP VALUE MANAGED VOLATILITY	1.34%	IB	$436.73	937
EQ/MID CAP VALUE MANAGED VOLATILITY	1.35%	IB	$345.21	1
EQ/MID CAP VALUE MANAGED VOLATILITY	1.45%	IB	$335.05	—

EQ/MODERATE ALLOCATION	0.70%	IA	$301.50	16
EQ/MODERATE ALLOCATION+	0.70%	IA	$302.35	1
EQ/MODERATE ALLOCATION+	0.90%	IA	$225.65	5
EQ/MODERATE ALLOCATION	0.90%	IA	$349.69	249
EQ/MODERATE ALLOCATION+	0.90%	IA	$358.53	10
EQ/MODERATE ALLOCATION	1.20%	IA	$296.46	16
EQ/MODERATE ALLOCATION+	1.34%	IA	$112.86	5,833
EQ/MODERATE ALLOCATION	1.34%	IA	$341.01	321
EQ/MODERATE ALLOCATION	1.35%	IA	$341.01	115
EQ/MODERATE ALLOCATION	1.35%	IA	$343.17	5
EQ/MODERATE ALLOCATION	1.45%	IA	$215.73	2
EQ/MODERATE ALLOCATION	0.00%	IB	$158.28	9
EQ/MODERATE ALLOCATION	0.25%	IB	$235.82	8
EQ/MODERATE ALLOCATION	0.40%	IB	$179.43	19
EQ/MODERATE ALLOCATION	0.50%	IB	$221.91	84
EQ/MODERATE ALLOCATION	0.70%	IB	$231.63	2
EQ/MODERATE ALLOCATION	0.80%	IB	$243.75	28
EQ/MODERATE ALLOCATION	0.90%	IB	$244.93	71
EQ/MODERATE ALLOCATION	0.95%	IB	$217.30	60
EQ/MODERATE ALLOCATION	1.00%	IB	$238.31	5
EQ/MODERATE ALLOCATION	1.10%	IB	$209.11	154
EQ/MODERATE ALLOCATION	1.20%	IB	$223.03	2,138
EQ/MODERATE ALLOCATION	1.25%	IB	$152.17	181
EQ/MODERATE ALLOCATION	1.30%	IB	$164.28	37

EQ/MODERATE GROWTH STRATEGY	0.00%	IB	$178.69	4
EQ/MODERATE GROWTH STRATEGY	0.25%	IB	$221.19	11
EQ/MODERATE GROWTH STRATEGY	0.50%	IB	$214.29	79
EQ/MODERATE GROWTH STRATEGY	0.70%	IB	$208.90	1
EQ/MODERATE GROWTH STRATEGY	0.80%	IB	$206.26	5
EQ/MODERATE GROWTH STRATEGY	0.90%	IB	$203.65	36

The accompanying notes are an integral part of these financial statements.

FSA-43

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MODERATE GROWTH STRATEGY	0.95%	IB	$202.35	1
EQ/MODERATE GROWTH STRATEGY	1.00%	IB	$201.07	4
EQ/MODERATE GROWTH STRATEGY	1.10%	IB	$198.52	21
EQ/MODERATE GROWTH STRATEGY	1.20%	IB	$195.99	416
EQ/MODERATE GROWTH STRATEGY	1.25%	IB	$194.74	47
EQ/MODERATE GROWTH STRATEGY	1.34%	IB	$192.51	137
EQ/MODERATE GROWTH STRATEGY	1.45%	IB	$189.81	—

EQ/MODERATE-PLUS ALLOCATION	0.00%	IB	$186.85	13
EQ/MODERATE-PLUS ALLOCATION	0.25%	IB	$337.72	17
EQ/MODERATE-PLUS ALLOCATION	0.50%	IB	$320.20	30
EQ/MODERATE-PLUS ALLOCATION	0.70%	IB	$306.78	18
EQ/MODERATE-PLUS ALLOCATION	0.80%	IB	$333.70	32
EQ/MODERATE-PLUS ALLOCATION	0.90%	IB	$293.93	418
EQ/MODERATE-PLUS ALLOCATION	0.95%	IB	$290.79	89
EQ/MODERATE-PLUS ALLOCATION	1.00%	IB	$287.70	5
EQ/MODERATE-PLUS ALLOCATION	1.10%	IB	$281.58	130
EQ/MODERATE-PLUS ALLOCATION	1.20%	IB	$275.58	1,889
EQ/MODERATE-PLUS ALLOCATION	1.25%	IB	$180.88	82
EQ/MODERATE-PLUS ALLOCATION	1.30%	IB	$197.92	37
EQ/MODERATE-PLUS ALLOCATION	1.34%	IB	$267.41	2,334
EQ/MODERATE-PLUS ALLOCATION	1.35%	IB	$266.83	4
EQ/MODERATE-PLUS ALLOCATION	1.45%	IB	$261.14	—

EQ/MONEY MARKET++	0.00%	IA	$ 1.15	314
EQ/MONEY MARKET++	0.70%	IA	$ 1.15	5
EQ/MONEY MARKET	0.70%	IA	$139.98	4
EQ/MONEY MARKET+	0.74%	IA	$ 50.12	12
EQ/MONEY MARKET++	0.90%	IA	$ 1.15	416
EQ/MONEY MARKET	0.90%	IA	$142.19	35
EQ/MONEY MARKET++	1.20%	IA	$ 1.15	7
EQ/MONEY MARKET	1.20%	IA	$126.72	—
EQ/MONEY MARKET++	1.34%	IA	$ 1.15	161
EQ/MONEY MARKET	1.35%	IA	$134.58	86
EQ/MONEY MARKET	1.35%	IA	$135.23	6
EQ/MONEY MARKET+	1.40%	IA	$ 34.45	1,009
EQ/MONEY MARKET	1.45%	IA	$110.90	—
EQ/MONEY MARKET++	0.00%	IB	$ 1.15	3,268
EQ/MONEY MARKET	0.00%	IB	$114.53	3
EQ/MONEY MARKET++	0.25%	IB	$ 1.15	30
EQ/MONEY MARKET	0.25%	IB	$133.28	2
EQ/MONEY MARKET++	0.40%	IB	$ 1.15	12
EQ/MONEY MARKET	0.40%	IB	$108.99	39
EQ/MONEY MARKET++	0.50%	IB	$ 1.15	7
EQ/MONEY MARKET	0.50%	IB	$125.42	24
EQ/MONEY MARKET++	0.70%	IB	$ 1.15	—
EQ/MONEY MARKET	0.70%	IB	$126.03	—
EQ/MONEY MARKET++	0.80%	IB	$ 1.15	417
EQ/MONEY MARKET	0.80%	IB	$100.92	4
EQ/MONEY MARKET++	0.90%	IB	$ 1.15	225
EQ/MONEY MARKET	0.90%	IB	$112.92	1
EQ/MONEY MARKET	0.90%	IB	$124.82	4
EQ/MONEY MARKET	0.95%	IB	$118.24	68

The accompanying notes are an integral part of these financial statements.

FSA-44

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MONEY MARKET++	1.00%	IB	$ 1.15	4
EQ/MONEY MARKET	1.00%	IB	$106.68	2
EQ/MONEY MARKET++	1.10%	IB	$ 1.15	231
EQ/MONEY MARKET	1.10%	IB	$113.79	21
EQ/MONEY MARKET++	1.20%	IB	$ 1.15	4,699
EQ/MONEY MARKET	1.20%	IB	$115.07	183
EQ/MONEY MARKET	1.25%	IB	$ 95.90	169
EQ/MONEY MARKET	1.30%	IB	$ 97.57	2

EQ/MORGAN STANLEY SMALL CAP GROWTH	0.00%	IB	$167.00	8
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.25%	IB	$165.09	2
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.40%	IB	$ 79.06	9
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.50%	IB	$163.19	10
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.70%	IB	$161.68	1
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.80%	IB	$160.93	15
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.90%	IB	$ 21.62	14
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.90%	IB	$160.18	30
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.95%	IB	$159.81	15
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.00%	IB	$159.44	2
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.10%	IB	$158.70	10
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.20%	IB	$157.96	20
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.25%	IB	$157.59	61
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.30%	IB	$157.22	—
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.34%	IB	$ 21.16	—
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.34%	IB	$156.93	406
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.35%	IB	$ 21.15	1
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.45%	IB	$156.12	—

EQ/PIMCO GLOBAL REAL RETURN	0.00%	IB	$118.83	—
EQ/PIMCO GLOBAL REAL RETURN	0.25%	IB	$113.32	1
EQ/PIMCO GLOBAL REAL RETURN	0.40%	IB	$ 88.09	—
EQ/PIMCO GLOBAL REAL RETURN	0.50%	IB	$110.05	25
EQ/PIMCO GLOBAL REAL RETURN	0.70%	IB	$107.50	7
EQ/PIMCO GLOBAL REAL RETURN	0.80%	IB	$106.25	33
EQ/PIMCO GLOBAL REAL RETURN	0.90%	IB	$105.01	39
EQ/PIMCO GLOBAL REAL RETURN	0.95%	IB	$104.39	7
EQ/PIMCO GLOBAL REAL RETURN	1.00%	IB	$103.78	—
EQ/PIMCO GLOBAL REAL RETURN	1.10%	IB	$102.57	12
EQ/PIMCO GLOBAL REAL RETURN	1.20%	IB	$101.36	295
EQ/PIMCO GLOBAL REAL RETURN	1.25%	IB	$100.77	48
EQ/PIMCO GLOBAL REAL RETURN	1.34%	IB	$ 99.70	99
EQ/PIMCO GLOBAL REAL RETURN	1.45%	IB	$ 98.42	—

EQ/PIMCO ULTRA SHORT BOND	0.00%	IB	$120.52	—
EQ/PIMCO ULTRA SHORT BOND	0.25%	IB	$135.67	—
EQ/PIMCO ULTRA SHORT BOND	0.40%	IB	$109.20	3
EQ/PIMCO ULTRA SHORT BOND	0.50%	IB	$129.14	10
EQ/PIMCO ULTRA SHORT BOND	0.70%	IB	$124.12	5
EQ/PIMCO ULTRA SHORT BOND	0.80%	IB	$115.87	3
EQ/PIMCO ULTRA SHORT BOND	0.90%	IB	$119.30	29
EQ/PIMCO ULTRA SHORT BOND	0.95%	IB	$118.13	29
EQ/PIMCO ULTRA SHORT BOND	1.00%	IB	$116.96	1
EQ/PIMCO ULTRA SHORT BOND	1.10%	IB	$114.66	18
EQ/PIMCO ULTRA SHORT BOND	1.20%	IB	$112.39	197

The accompanying notes are an integral part of these financial statements.

FSA-45

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/PIMCO ULTRA SHORT BOND	1.25%	IB	$112.72	51
EQ/PIMCO ULTRA SHORT BOND	1.30%	IB	$111.53	1
EQ/PIMCO ULTRA SHORT BOND	1.34%	IB	$109.31	316
EQ/PIMCO ULTRA SHORT BOND	1.35%	IB	$109.09	—
EQ/PIMCO ULTRA SHORT BOND	1.45%	IB	$106.93	—

EQ/QUALITY BOND PLUS	0.70%	IA	$167.88	1
EQ/QUALITY BOND PLUS	0.90%	IA	$180.46	9
EQ/QUALITY BOND PLUS	1.20%	IA	$154.13	1
EQ/QUALITY BOND PLUS	1.34%	IA	$168.01	231
EQ/QUALITY BOND PLUS	1.35%	IA	$176.78	—
EQ/QUALITY BOND PLUS	1.45%	IA	$130.02	—
EQ/QUALITY BOND PLUS	0.00%	IB	$106.24	—
EQ/QUALITY BOND PLUS	0.25%	IB	$161.07	—
EQ/QUALITY BOND PLUS	0.50%	IB	$151.57	4
EQ/QUALITY BOND PLUS	0.70%	IB	$151.63	—
EQ/QUALITY BOND PLUS	0.80%	IB	$112.65	2
EQ/QUALITY BOND PLUS	0.90%	IB	$145.60	3
EQ/QUALITY BOND PLUS	0.95%	IB	$142.26	20
EQ/QUALITY BOND PLUS	1.00%	IB	$114.23	1
EQ/QUALITY BOND PLUS	1.10%	IB	$136.90	6
EQ/QUALITY BOND PLUS	1.20%	IB	$134.61	76
EQ/QUALITY BOND PLUS	1.25%	IB	$ 98.82	16
EQ/QUALITY BOND PLUS	1.30%	IB	$ 98.47	—

EQ/SMALL COMPANY INDEX	0.00%	IB	$214.31	2
EQ/SMALL COMPANY INDEX	0.25%	IB	$563.30	1
EQ/SMALL COMPANY INDEX	0.40%	IB	$300.55	47
EQ/SMALL COMPANY INDEX	0.50%	IB	$531.64	6
EQ/SMALL COMPANY INDEX	0.70%	IB	$507.48	6
EQ/SMALL COMPANY INDEX	0.80%	IB	$600.01	6
EQ/SMALL COMPANY INDEX	0.90%	IB	$484.43	64
EQ/SMALL COMPANY INDEX	0.95%	IB	$478.83	8
EQ/SMALL COMPANY INDEX	1.00%	IB	$473.30	2
EQ/SMALL COMPANY INDEX	1.10%	IB	$462.38	19
EQ/SMALL COMPANY INDEX	1.20%	IB	$451.68	561
EQ/SMALL COMPANY INDEX	1.25%	IB	$254.67	98
EQ/SMALL COMPANY INDEX	1.30%	IB	$279.15	1
EQ/SMALL COMPANY INDEX	1.34%	IB	$437.16	559
EQ/SMALL COMPANY INDEX	1.35%	IB	$436.13	—
EQ/SMALL COMPANY INDEX	1.45%	IB	$426.04	—

EQ/VALUE EQUITY	0.00%	IB	$197.06	1
EQ/VALUE EQUITY	0.25%	IB	$454.47	3
EQ/VALUE EQUITY	0.50%	IB	$427.61	14
EQ/VALUE EQUITY	0.70%	IB	$518.02	7
EQ/VALUE EQUITY	0.80%	IB	$479.24	10
EQ/VALUE EQUITY	0.90%	IB	$479.82	13
EQ/VALUE EQUITY	0.90%	IB	$491.12	60
EQ/VALUE EQUITY	0.95%	IB	$404.88	24
EQ/VALUE EQUITY	1.00%	IB	$478.19	2
EQ/VALUE EQUITY	1.10%	IB	$465.55	17
EQ/VALUE EQUITY	1.20%	IB	$449.79	746
EQ/VALUE EQUITY	1.20%	IB	$453.22	59

The accompanying notes are an integral part of these financial statements.

FSA-46

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/VALUE EQUITY	1.25%	IB	$217.89	110
EQ/VALUE EQUITY	1.30%	IB	$245.81	2
EQ/VALUE EQUITY	1.34%	IB	$565.30	722
EQ/VALUE EQUITY	1.35%	IB	$435.36	1
EQ/VALUE EQUITY	1.45%	IB	$420.64	—

EQ/WELLINGTON ENERGY	0.00%	IB	$ 83.47	1
EQ/WELLINGTON ENERGY	0.25%	IB	$ 89.89	2
EQ/WELLINGTON ENERGY	0.40%	IB	$ 84.51	16
EQ/WELLINGTON ENERGY	0.50%	IB	$ 86.64	18
EQ/WELLINGTON ENERGY	0.70%	IB	$ 84.11	—
EQ/WELLINGTON ENERGY	0.70%	IB	$ 95.11	1
EQ/WELLINGTON ENERGY	0.80%	IB	$ 82.87	8
EQ/WELLINGTON ENERGY	0.90%	IB	$ 81.66	8
EQ/WELLINGTON ENERGY	0.90%	IB	$ 92.40	31
EQ/WELLINGTON ENERGY	0.95%	IB	$ 91.73	5
EQ/WELLINGTON ENERGY	1.00%	IB	$ 80.45	2
EQ/WELLINGTON ENERGY	1.10%	IB	$ 79.27	19
EQ/WELLINGTON ENERGY	1.20%	IB	$ 78.09	438
EQ/WELLINGTON ENERGY	1.20%	IB	$ 88.47	5
EQ/WELLINGTON ENERGY	1.25%	IB	$ 87.83	39
EQ/WELLINGTON ENERGY	1.34%	IB	$ 86.69	263
EQ/WELLINGTON ENERGY	1.45%	IB	$ 64.36	—

EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.25%	IB	$174.13	—
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.50%	IB	$169.12	1
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.70%	IB	$165.20	—
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.80%	IB	$163.27	4
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.90%	IB	$161.37	3
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.95%	IB	$160.42	3
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.00%	IB	$159.49	—
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.10%	IB	$157.62	2
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.20%	IB	$155.77	83
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.25%	IB	$154.85	5
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.34%	IB	$153.22	29
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.45%	IB	$151.24	—

EQUITABLE GROWTH MF/ETF	0.50%	IB	$133.31	—
EQUITABLE GROWTH MF/ETF	0.70%	IB	$132.73	—
EQUITABLE GROWTH MF/ETF	0.80%	IB	$132.44	—
EQUITABLE GROWTH MF/ETF	0.90%	IB	$132.15	—
EQUITABLE GROWTH MF/ETF	0.95%	IB	$132.00	—
EQUITABLE GROWTH MF/ETF	1.00%	IB	$131.86	—
EQUITABLE GROWTH MF/ETF	1.10%	IB	$131.57	—
EQUITABLE GROWTH MF/ETF	1.20%	IB	$131.28	14
EQUITABLE GROWTH MF/ETF	1.25%	IB	$131.13	1
EQUITABLE GROWTH MF/ETF	1.34%	IB	$130.87	17

EQUITABLE MODERATE GROWTH MF/ETF	0.00%	IB	$128.64	—
EQUITABLE MODERATE GROWTH MF/ETF	0.50%	IB	$127.25	—
EQUITABLE MODERATE GROWTH MF/ETF	0.80%	IB	$126.41	1
EQUITABLE MODERATE GROWTH MF/ETF	0.90%	IB	$126.13	2
EQUITABLE MODERATE GROWTH MF/ETF	0.95%	IB	$126.00	—
EQUITABLE MODERATE GROWTH MF/ETF	1.10%	IB	$125.58	1

The accompanying notes are an integral part of these financial statements.

FSA-47

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQUITABLE MODERATE GROWTH MF/ETF	1.20%	IB	$125.30	12
EQUITABLE MODERATE GROWTH MF/ETF	1.25%	IB	$125.17	1
EQUITABLE MODERATE GROWTH MF/ETF	1.34%	IB	$124.92	1

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$243.19	1
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.25%	SERVICE CLASS 2	$384.14	1
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.50%	SERVICE CLASS 2	$370.25	11
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.70%	SERVICE CLASS 2	$359.45	—
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.80%	SERVICE CLASS 2	$354.17	3
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.90%	SERVICE CLASS 2	$348.97	2
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	1.00%	SERVICE CLASS 2	$343.84	—
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	1.10%	SERVICE CLASS 2	$338.77	2
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	1.20%	SERVICE CLASS 2	$333.75	115

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.00%	SERVICE CLASS 2	$110.20	—
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.25%	SERVICE CLASS 2	$109.60	—
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.50%	SERVICE CLASS 2	$109.01	15
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.70%	SERVICE CLASS 2	$108.53	1
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.80%	SERVICE CLASS 2	$108.29	3
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.90%	SERVICE CLASS 2	$108.05	24
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.95%	SERVICE CLASS 2	$107.94	3
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	1.00%	SERVICE CLASS 2	$107.82	—
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	1.10%	SERVICE CLASS 2	$107.58	4
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	1.20%	SERVICE CLASS 2	$107.34	1,178
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	1.25%	SERVICE CLASS 2	$107.23	11
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	1.34%	SERVICE CLASS 2	$107.01	125

FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$234.34	2
FIDELITY® VIP MID CAP PORTFOLIO	0.25%	SERVICE CLASS 2	$378.31	5
FIDELITY® VIP MID CAP PORTFOLIO	0.50%	SERVICE CLASS 2	$364.63	5
FIDELITY® VIP MID CAP PORTFOLIO	0.70%	SERVICE CLASS 2	$353.99	—
FIDELITY® VIP MID CAP PORTFOLIO	0.80%	SERVICE CLASS 2	$348.79	9
FIDELITY® VIP MID CAP PORTFOLIO	0.90%	SERVICE CLASS 2	$343.67	4
FIDELITY® VIP MID CAP PORTFOLIO	1.00%	SERVICE CLASS 2	$338.62	1
FIDELITY® VIP MID CAP PORTFOLIO	1.10%	SERVICE CLASS 2	$333.62	11
FIDELITY® VIP MID CAP PORTFOLIO	1.20%	SERVICE CLASS 2	$328.68	419

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES II	$201.72	43
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.25%	SERIES II	$321.40	7
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.50%	SERIES II	$309.78	19
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.70%	SERIES II	$300.74	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.80%	SERIES II	$296.32	6
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.90%	SERIES II	$291.97	12
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.00%	SERIES II	$287.68	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.10%	SERIES II	$283.44	2
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.20%	SERIES II	$279.24	268

INVESCO V.I. HIGH YIELD FUND	0.00%	SERIES II	$172.27	—
INVESCO V.I. HIGH YIELD FUND	0.25%	SERIES II	$166.49	—
INVESCO V.I. HIGH YIELD FUND	0.50%	SERIES II	$160.89	14
INVESCO V.I. HIGH YIELD FUND	0.70%	SERIES II	$156.53	2
INVESCO V.I. HIGH YIELD FUND	0.80%	SERIES II	$154.39	11
INVESCO V.I. HIGH YIELD FUND	0.90%	SERIES II	$152.29	20
INVESCO V.I. HIGH YIELD FUND	0.95%	SERIES II	$151.24	8

The accompanying notes are an integral part of these financial statements.

FSA-48

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
INVESCO V.I. HIGH YIELD FUND	1.00%	SERIES II	$150.21	—
INVESCO V.I. HIGH YIELD FUND	1.10%	SERIES II	$148.15	8
INVESCO V.I. HIGH YIELD FUND	1.20%	SERIES II	$146.11	269
INVESCO V.I. HIGH YIELD FUND	1.25%	SERIES II	$145.11	42
INVESCO V.I. HIGH YIELD FUND	1.34%	SERIES II	$143.32	78
INVESCO V.I. HIGH YIELD FUND	1.45%	SERIES II	$141.15	—

INVESCO V.I. MAIN STREET MID CAP FUND	0.00%	SERIES II	$209.76	—
INVESCO V.I. MAIN STREET MID CAP FUND	0.25%	SERIES II	$293.90	1
INVESCO V.I. MAIN STREET MID CAP FUND	0.50%	SERIES II	$283.27	1
INVESCO V.I. MAIN STREET MID CAP FUND	0.70%	SERIES II	$302.00	—
INVESCO V.I. MAIN STREET MID CAP FUND	0.80%	SERIES II	$270.97	7
INVESCO V.I. MAIN STREET MID CAP FUND	0.90%	SERIES II	$266.99	2
INVESCO V.I. MAIN STREET MID CAP FUND	0.90%	SERIES II	$293.40	6
INVESCO V.I. MAIN STREET MID CAP FUND	0.95%	SERIES II	$291.29	1
INVESCO V.I. MAIN STREET MID CAP FUND	1.00%	SERIES II	$263.06	—
INVESCO V.I. MAIN STREET MID CAP FUND	1.10%	SERIES II	$259.18	2
INVESCO V.I. MAIN STREET MID CAP FUND	1.20%	SERIES II	$255.35	61
INVESCO V.I. MAIN STREET MID CAP FUND	1.20%	SERIES II	$280.92	—
INVESCO V.I. MAIN STREET MID CAP FUND	1.25%	SERIES II	$278.90	5
INVESCO V.I. MAIN STREET MID CAP FUND	1.34%	SERIES II	$275.28	36
INVESCO V.I. MAIN STREET MID CAP FUND	1.45%	SERIES II	$218.42	—

INVESCO V.I. SMALL CAP EQUITY FUND	0.00%	SERIES II	$219.06	—
INVESCO V.I. SMALL CAP EQUITY FUND	0.25%	SERIES II	$352.90	—
INVESCO V.I. SMALL CAP EQUITY FUND	0.50%	SERIES II	$340.13	3
INVESCO V.I. SMALL CAP EQUITY FUND	0.70%	SERIES II	$330.21	—
INVESCO V.I. SMALL CAP EQUITY FUND	0.70%	SERIES II	$377.55	—
INVESCO V.I. SMALL CAP EQUITY FUND	0.80%	SERIES II	$325.36	—
INVESCO V.I. SMALL CAP EQUITY FUND	0.90%	SERIES II	$320.58	1
INVESCO V.I. SMALL CAP EQUITY FUND	0.90%	SERIES II	$366.81	2
INVESCO V.I. SMALL CAP EQUITY FUND	0.95%	SERIES II	$364.17	—
INVESCO V.I. SMALL CAP EQUITY FUND	1.00%	SERIES II	$315.87	—
INVESCO V.I. SMALL CAP EQUITY FUND	1.10%	SERIES II	$311.21	1
INVESCO V.I. SMALL CAP EQUITY FUND	1.20%	SERIES II	$306.60	44
INVESCO V.I. SMALL CAP EQUITY FUND	1.20%	SERIES II	$351.21	—
INVESCO V.I. SMALL CAP EQUITY FUND	1.25%	SERIES II	$348.68	2
INVESCO V.I. SMALL CAP EQUITY FUND	1.34%	SERIES II	$344.15	17

MACQUARIE VIP HIGH INCOME SERIES	0.00%	SERVICE CLASS	$151.73	1
MACQUARIE VIP HIGH INCOME SERIES	0.25%	SERVICE CLASS	$216.92	2
MACQUARIE VIP HIGH INCOME SERIES	0.40%	SERVICE CLASS	$105.56	3
MACQUARIE VIP HIGH INCOME SERIES	0.50%	SERVICE CLASS	$209.27	43
MACQUARIE VIP HIGH INCOME SERIES	0.70%	SERVICE CLASS	$203.31	8
MACQUARIE VIP HIGH INCOME SERIES	0.80%	SERVICE CLASS	$200.40	58
MACQUARIE VIP HIGH INCOME SERIES	0.90%	SERVICE CLASS	$197.53	149
MACQUARIE VIP HIGH INCOME SERIES	0.95%	SERVICE CLASS	$196.11	13
MACQUARIE VIP HIGH INCOME SERIES	1.00%	SERVICE CLASS	$194.70	1
MACQUARIE VIP HIGH INCOME SERIES	1.10%	SERVICE CLASS	$191.90	23
MACQUARIE VIP HIGH INCOME SERIES	1.20%	SERVICE CLASS	$189.13	955
MACQUARIE VIP HIGH INCOME SERIES	1.25%	SERVICE CLASS	$187.77	189
MACQUARIE VIP HIGH INCOME SERIES	1.34%	SERVICE CLASS	$185.33	301
MACQUARIE VIP HIGH INCOME SERIES	1.45%	SERVICE CLASS	$162.67	—

The accompanying notes are an integral part of these financial statements.

FSA-49

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
MFS® INVESTORS TRUST SERIES	0.00%	SERVICE CLASS	$280.73	—
MFS® INVESTORS TRUST SERIES	0.25%	SERVICE CLASS	$467.58	1
MFS® INVESTORS TRUST SERIES	0.50%	SERVICE CLASS	$450.67	1
MFS® INVESTORS TRUST SERIES	0.70%	SERVICE CLASS	$492.68	—
MFS® INVESTORS TRUST SERIES	0.80%	SERVICE CLASS	$431.09	1
MFS® INVESTORS TRUST SERIES	0.90%	SERVICE CLASS	$424.76	1
MFS® INVESTORS TRUST SERIES	0.90%	SERVICE CLASS	$478.66	5
MFS® INVESTORS TRUST SERIES	0.95%	SERVICE CLASS	$475.22	—
MFS® INVESTORS TRUST SERIES	1.00%	SERVICE CLASS	$418.52	—
MFS® INVESTORS TRUST SERIES	1.10%	SERVICE CLASS	$412.35	1
MFS® INVESTORS TRUST SERIES	1.20%	SERVICE CLASS	$406.25	34
MFS® INVESTORS TRUST SERIES	1.20%	SERVICE CLASS	$458.31	—
MFS® INVESTORS TRUST SERIES	1.25%	SERVICE CLASS	$455.01	11
MFS® INVESTORS TRUST SERIES	1.34%	SERVICE CLASS	$449.10	17
MFS® INVESTORS TRUST SERIES	1.45%	SERVICE CLASS	$361.38	—

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.00%	SERVICE CLASS	$339.25	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.25%	SERVICE CLASS	$656.05	1
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.50%	SERVICE CLASS	$632.90	5
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.70%	SERVICE CLASS	$614.89	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.80%	SERVICE CLASS	$606.08	2
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.90%	SERVICE CLASS	$597.40	14
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.95%	SERVICE CLASS	$593.10	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.00%	SERVICE CLASS	$588.84	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.10%	SERVICE CLASS	$580.36	1
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.20%	SERVICE CLASS	$571.99	62
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.25%	SERVICE CLASS	$567.87	7
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.34%	SERVICE CLASS	$560.50	29
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.45%	SERVICE CLASS	$433.16	—

MULTIMANAGER AGGRESSIVE EQUITY	0.70%	IA	$463.32	4
MULTIMANAGER AGGRESSIVE EQUITY+	0.90%	IA	$346.49	5
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IA	$554.61	24
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IA	$554.69	1
MULTIMANAGER AGGRESSIVE EQUITY+	0.90%	IA	$562.97	4
MULTIMANAGER AGGRESSIVE EQUITY	1.20%	IA	$465.04	4
MULTIMANAGER AGGRESSIVE EQUITY+	1.34%	IA	$419.97	1,594
MULTIMANAGER AGGRESSIVE EQUITY	1.35%	IA	$670.94	213
MULTIMANAGER AGGRESSIVE EQUITY	1.35%	IA	$706.39	3
MULTIMANAGER AGGRESSIVE EQUITY	1.45%	IA	$364.96	2

The accompanying notes are an integral part of these financial statements.

FSA-50

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IB	$ 378.27	1
MULTIMANAGER AGGRESSIVE EQUITY	0.25%	IB	$ 462.86	—
MULTIMANAGER AGGRESSIVE EQUITY	0.40%	IB	$ 130.93	1
MULTIMANAGER AGGRESSIVE EQUITY	0.50%	IB	$ 435.57	2
MULTIMANAGER AGGRESSIVE EQUITY	0.70%	IB	$ 455.15	1
MULTIMANAGER AGGRESSIVE EQUITY	0.80%	IB	$ 994.81	1
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IB	$ 409.99	9
MULTIMANAGER AGGRESSIVE EQUITY	0.95%	IB	$ 427.00	18
MULTIMANAGER AGGRESSIVE EQUITY	1.00%	IB	$ 798.66	—
MULTIMANAGER AGGRESSIVE EQUITY	1.10%	IB	$ 410.91	4
MULTIMANAGER AGGRESSIVE EQUITY	1.20%	IB	$ 377.19	115
MULTIMANAGER AGGRESSIVE EQUITY	1.25%	IB	$ 430.88	19
MULTIMANAGER AGGRESSIVE EQUITY	1.30%	IB	$ 496.56	1

MULTIMANAGER CORE BOND	0.00%	IB	$ 109.93	—
MULTIMANAGER CORE BOND	0.25%	IB	$ 182.49	—
MULTIMANAGER CORE BOND	0.40%	IB	$ 108.77	6
MULTIMANAGER CORE BOND	0.50%	IB	$ 172.27	10
MULTIMANAGER CORE BOND	0.70%	IB	$ 164.46	2
MULTIMANAGER CORE BOND	0.80%	IB	$ 127.96	12
MULTIMANAGER CORE BOND	0.90%	IB	$ 157.02	23
MULTIMANAGER CORE BOND	0.95%	IB	$ 155.21	37
MULTIMANAGER CORE BOND	1.00%	IB	$ 153.42	1
MULTIMANAGER CORE BOND	1.10%	IB	$ 149.89	20
MULTIMANAGER CORE BOND	1.20%	IB	$ 146.44	249
MULTIMANAGER CORE BOND	1.25%	IB	$ 126.85	32
MULTIMANAGER CORE BOND	1.30%	IB	$ 125.00	1
MULTIMANAGER CORE BOND	1.34%	IB	$ 141.74	213
MULTIMANAGER CORE BOND	1.35%	IB	$ 141.41	—
MULTIMANAGER CORE BOND	1.45%	IB	$ 138.15	—

MULTIMANAGER TECHNOLOGY	0.00%	IB	$ 489.64	1
MULTIMANAGER TECHNOLOGY	0.25%	IB	$1,033.11	—
MULTIMANAGER TECHNOLOGY	0.50%	IB	$ 975.22	3
MULTIMANAGER TECHNOLOGY	0.70%	IB	$ 931.05	1
MULTIMANAGER TECHNOLOGY	0.80%	IB	$1,411.21	3
MULTIMANAGER TECHNOLOGY	0.90%	IB	$ 888.91	16
MULTIMANAGER TECHNOLOGY	0.95%	IB	$ 878.66	11
MULTIMANAGER TECHNOLOGY	1.00%	IB	$ 868.55	2
MULTIMANAGER TECHNOLOGY	1.10%	IB	$ 848.58	14
MULTIMANAGER TECHNOLOGY	1.20%	IB	$ 829.01	187
MULTIMANAGER TECHNOLOGY	1.25%	IB	$ 684.09	25
MULTIMANAGER TECHNOLOGY	1.30%	IB	$ 799.93	1
MULTIMANAGER TECHNOLOGY	1.34%	IB	$ 802.44	315
MULTIMANAGER TECHNOLOGY	1.34%	IB	$1,245.86	5
MULTIMANAGER TECHNOLOGY	1.35%	IB	$ 800.55	1
MULTIMANAGER TECHNOLOGY	1.45%	IB	$ 782.09	—

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$ 135.12	4
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.25%	ADVISOR CLASS	$ 94.09	—
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.50%	ADVISOR CLASS	$ 90.69	1
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.80%	ADVISOR CLASS	$ 86.75	7
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.90%	ADVISOR CLASS	$ 85.47	2

The accompanying notes are an integral part of these financial statements.

FSA-51

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.00%	ADVISOR CLASS	$ 84.22	—
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.10%	ADVISOR CLASS	$ 82.97	1
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.20%	ADVISOR CLASS	$ 81.75	139

PRINCIPAL EQUITY INCOME ACCOUNT	0.50%	CLASS 3	$131.70	2
PRINCIPAL EQUITY INCOME ACCOUNT	0.90%	CLASS 3	$130.55	—
PRINCIPAL EQUITY INCOME ACCOUNT	1.00%	CLASS 3	$130.26	—
PRINCIPAL EQUITY INCOME ACCOUNT	1.10%	CLASS 3	$129.98	—
PRINCIPAL EQUITY INCOME ACCOUNT	1.20%	CLASS 3	$129.69	2
PRINCIPAL EQUITY INCOME ACCOUNT	1.25%	CLASS 3	$129.55	—
PRINCIPAL EQUITY INCOME ACCOUNT	1.34%	CLASS 3	$129.29	4

TARGET 2015 ALLOCATION	0.00%	IB	$148.25	—
TARGET 2015 ALLOCATION	0.25%	IB	$192.09	—
TARGET 2015 ALLOCATION	0.40%	IB	$169.81	—
TARGET 2015 ALLOCATION	0.50%	IB	$183.47	11
TARGET 2015 ALLOCATION	0.70%	IB	$176.82	—
TARGET 2015 ALLOCATION	0.80%	IB	$248.86	—
TARGET 2015 ALLOCATION	0.90%	IB	$170.42	2
TARGET 2015 ALLOCATION	0.95%	IB	$168.85	2
TARGET 2015 ALLOCATION	1.10%	IB	$164.23	1
TARGET 2015 ALLOCATION	1.20%	IB	$161.21	23
TARGET 2015 ALLOCATION	1.25%	IB	$138.40	7
TARGET 2015 ALLOCATION	1.34%	IB	$157.08	34

TARGET 2025 ALLOCATION	0.00%	IB	$179.16	—
TARGET 2025 ALLOCATION	0.25%	IB	$239.98	—
TARGET 2025 ALLOCATION	0.40%	IB	$216.44	1
TARGET 2025 ALLOCATION	0.50%	IB	$229.21	77
TARGET 2025 ALLOCATION	0.70%	IB	$220.90	—
TARGET 2025 ALLOCATION	0.80%	IB	$338.04	1
TARGET 2025 ALLOCATION	0.90%	IB	$212.90	19
TARGET 2025 ALLOCATION	0.95%	IB	$210.94	4
TARGET 2025 ALLOCATION	1.00%	IB	$209.01	—
TARGET 2025 ALLOCATION	1.10%	IB	$205.17	18
TARGET 2025 ALLOCATION	1.20%	IB	$201.39	150
TARGET 2025 ALLOCATION	1.25%	IB	$170.08	11
TARGET 2025 ALLOCATION	1.34%	IB	$196.23	189

TARGET 2035 ALLOCATION	0.00%	IB	$202.32	3
TARGET 2035 ALLOCATION	0.25%	IB	$276.07	1
TARGET 2035 ALLOCATION	0.40%	IB	$252.15	4
TARGET 2035 ALLOCATION	0.50%	IB	$263.68	112
TARGET 2035 ALLOCATION	0.70%	IB	$254.12	2
TARGET 2035 ALLOCATION	0.80%	IB	$412.26	7
TARGET 2035 ALLOCATION	0.90%	IB	$244.92	40
TARGET 2035 ALLOCATION	0.95%	IB	$242.67	3
TARGET 2035 ALLOCATION	1.00%	IB	$240.44	1
TARGET 2035 ALLOCATION	1.10%	IB	$236.03	21
TARGET 2035 ALLOCATION	1.20%	IB	$231.68	359
TARGET 2035 ALLOCATION	1.25%	IB	$192.62	9
TARGET 2035 ALLOCATION	1.34%	IB	$225.75	316
TARGET 2035 ALLOCATION	1.35%	IB	$225.33	—
TARGET 2035 ALLOCATION	1.45%	IB	$221.18	—

The accompanying notes are an integral part of these financial statements.

FSA-52

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
TARGET 2045 ALLOCATION	0.00%	IB	$217.93	—
TARGET 2045 ALLOCATION	0.25%	IB	$298.95	—
TARGET 2045 ALLOCATION	0.40%	IB	$279.24	3
TARGET 2045 ALLOCATION	0.50%	IB	$285.53	105
TARGET 2045 ALLOCATION	0.70%	IB	$275.18	1
TARGET 2045 ALLOCATION	0.80%	IB	$475.45	7
TARGET 2045 ALLOCATION	0.90%	IB	$265.22	47
TARGET 2045 ALLOCATION	0.95%	IB	$262.78	5
TARGET 2045 ALLOCATION	1.00%	IB	$260.37	1
TARGET 2045 ALLOCATION	1.10%	IB	$255.59	22
TARGET 2045 ALLOCATION	1.20%	IB	$250.88	360
TARGET 2045 ALLOCATION	1.25%	IB	$205.24	6
TARGET 2045 ALLOCATION	1.34%	IB	$244.46	248
TARGET 2045 ALLOCATION	1.35%	IB	$244.00	—
TARGET 2045 ALLOCATION	1.45%	IB	$239.51	—

TARGET 2055 ALLOCATION	0.00%	IB	$235.11	—
TARGET 2055 ALLOCATION	0.25%	IB	$213.15	—
TARGET 2055 ALLOCATION	0.40%	IB	$118.04	2
TARGET 2055 ALLOCATION	0.50%	IB	$208.07	108
TARGET 2055 ALLOCATION	0.70%	IB	$204.07	1
TARGET 2055 ALLOCATION	0.80%	IB	$202.10	15
TARGET 2055 ALLOCATION	0.90%	IB	$200.15	25
TARGET 2055 ALLOCATION	0.95%	IB	$199.18	—
TARGET 2055 ALLOCATION	1.00%	IB	$198.21	2
TARGET 2055 ALLOCATION	1.10%	IB	$196.29	14
TARGET 2055 ALLOCATION	1.20%	IB	$194.38	326
TARGET 2055 ALLOCATION	1.25%	IB	$193.44	2
TARGET 2055 ALLOCATION	1.34%	IB	$191.75	75

TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$ 84.56	—
TEMPLETON GLOBAL BOND VIP FUND	0.25%	CLASS 2	$ 97.44	—
TEMPLETON GLOBAL BOND VIP FUND	0.50%	CLASS 2	$ 93.92	23
TEMPLETON GLOBAL BOND VIP FUND	0.70%	CLASS 2	$ 91.18	1
TEMPLETON GLOBAL BOND VIP FUND	0.80%	CLASS 2	$ 89.84	21
TEMPLETON GLOBAL BOND VIP FUND	0.90%	CLASS 2	$ 88.52	6
TEMPLETON GLOBAL BOND VIP FUND	1.00%	CLASS 2	$ 87.22	3
TEMPLETON GLOBAL BOND VIP FUND	1.10%	CLASS 2	$ 85.93	5
TEMPLETON GLOBAL BOND VIP FUND	1.20%	CLASS 2	$ 84.66	662

VANECK VIP GLOBAL RESOURCES FUND	0.00%	CLASS S	$ 81.24	—
VANECK VIP GLOBAL RESOURCES FUND	0.25%	CLASS S	$ 78.51	3
VANECK VIP GLOBAL RESOURCES FUND	0.40%	CLASS S	$107.96	1
VANECK VIP GLOBAL RESOURCES FUND	0.50%	CLASS S	$ 75.87	3
VANECK VIP GLOBAL RESOURCES FUND	0.70%	CLASS S	$ 73.81	1
VANECK VIP GLOBAL RESOURCES FUND	0.80%	CLASS S	$ 72.80	3
VANECK VIP GLOBAL RESOURCES FUND	0.90%	CLASS S	$ 71.81	34
VANECK VIP GLOBAL RESOURCES FUND	0.95%	CLASS S	$ 71.31	8
VANECK VIP GLOBAL RESOURCES FUND	1.00%	CLASS S	$ 70.83	—
VANECK VIP GLOBAL RESOURCES FUND	1.10%	CLASS S	$ 69.86	9
VANECK VIP GLOBAL RESOURCES FUND	1.20%	CLASS S	$ 68.89	141
VANECK VIP GLOBAL RESOURCES FUND	1.25%	CLASS S	$ 68.42	16

The accompanying notes are an integral part of these financial statements.

FSA-53

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
VANECK VIP GLOBAL RESOURCES FUND	1.34%	CLASS S	$67.58	164
VANECK VIP GLOBAL RESOURCES FUND	1.45%	CLASS S	$66.55	—

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a — .
+	In 2024, this Variable Investment Option exceeds the maximum expense limitation (See Note 8).
++	This Variable Investment Option is subject to a non-guaranteed fee waiver. If the total return on any given day is negative, the contract charges will be waived in their entirety. In 2024, the contract charges were 0.00%.

FSA-54

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$20,748	$955,024	$2,456,963	$232,883	$9,945,304	$2,579,290
Expenses:
Asset-based charges	12,910	225,286	1,497,212	166,528	20,220,430	471,964

Net Expenses	12,910	225,286	1,497,212	166,528	20,220,430	471,964

Net Investment Income (Loss)	7,838	729,738	959,751	66,355	(10,275,126)	2,107,326

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	21,312	3,863	1,522,168	164,008	27,920,786	387,326
Net realized gain distribution from the Portfolios	—	—	9,586,479	552,562	124,355,720	—

Net realized gain (loss)	21,312	3,863	11,108,647	716,570	152,276,506	387,326

Net change in unrealized appreciation (depreciation) of investments	62,652	(399,311)	(2,033,338)	178,347	18,693,028	(112,238)

Net Realized and Unrealized Gain (Loss) on Investments	83,964	(395,448)	9,075,309	894,917	170,969,534	275,088

Net Increase (Decrease) in Net Assets Resulting from Operations	$91,802	$334,290	$10,035,060	$961,272	$160,694,408	$2,382,414

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-55

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	1290 VT MICRO CAP*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	EQ/400 MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,508	$2,382,919	$799,575	$548,987	$3,761,109	$403,152
Expenses:
Asset-based charges	15,754	2,121,076	1,068,887	1,365,228	1,083,788	422,889

Net Expenses	15,754	2,121,076	1,068,887	1,365,228	1,083,788	422,889

Net Investment Income (Loss)	(12,246)	261,843	(269,312)	(816,241)	2,677,321	(19,737)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	30,443	1,756,353	2,915,280	3,346,868	(387,660)	781,917
Net realized gain distribution from the Portfolios	—	11,176,492	5,271,728	5,665,937	—	3,363,352

Net realized gain (loss)	30,443	12,932,845	8,187,008	9,012,805	(387,660)	4,145,269

Net change in unrealized appreciation (depreciation) of investments	194,752	15,675,620	4,010,155	13,304,269	(2,508,601)	(171,693)

Net Realized and Unrealized Gain (Loss) on Investments	225,195	28,608,465	12,197,163	22,317,074	(2,896,261)	3,973,576

Net Increase (Decrease) in Net Assets Resulting from Operations	$212,949	$28,870,308	$11,927,851	$21,500,833	$(218,940)	$3,953,839

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-56

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AB SUSTAINABLE U.S. THEMATIC*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$812,395	$251,215	$286,996	$683	$1,686,661	$5,144
Expenses:
Asset-based charges	863,487	203,163	214,547	399	7,250,768	51,712

Net Expenses	863,487	203,163	214,547	399	7,250,768	51,712

Net Investment Income (Loss)	(51,092)	48,052	72,449	284	(5,564,107)	(46,568)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,716,597	445,824	356,598	451	14,168,115	297,281
Net realized gain distribution from the Portfolios	11,980,691	1,184,888	1,049,806	—	56,519,965	—

Net realized gain (loss)	14,697,288	1,630,712	1,406,404	451	70,688,080	297,281

Net change in unrealized appreciation (depreciation) of investments	(263,612)	(118,590)	124,200	13	2,679,568	100,264

Net Realized and Unrealized Gain (Loss) on Investments	14,433,676	1,512,122	1,530,604	464	73,367,648	397,545

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,382,584	$1,560,174	$1,603,053	$748	$67,803,541	$350,977

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-57

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/CAPITAL GROUP RESEARCH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$22,170,868	$1,764,447	$2,134,859	$4,707,398	$5,197,510	$5,692,297
Expenses:
Asset-based charges	12,279,579	990,523	1,152,263	2,969,053	2,496,014	4,546,556
Net Expenses	12,279,579	990,523	1,152,263	2,969,053	2,496,014	4,546,556

Net Investment Income (Loss)	9,891,289	773,924	982,596	1,738,345	2,701,496	1,145,741

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	15,539,558	2,594,666	1,602,908	1,178,926	3,283,505	11,258,639
Net realized gain distribution from the Portfolios	54,802,532	2,872,554	2,451,391	14,523,595	8,346,092	41,486,175

Net realized gain (loss)	70,342,090	5,467,220	4,054,299	15,702,521	11,629,597	52,744,814

Net change in unrealized appreciation (depreciation) of investments	37,616,140	3,249,193	3,752,445	54,143	818,406	32,353,815

Net Realized and Unrealized Gain (Loss) on Investments	107,958,230	8,716,413	7,806,744	15,756,664	12,448,003	85,098,629

Net Increase (Decrease) in Net Assets Resulting from Operations	$117,849,519	$9,490,337	$8,789,340	$17,495,009	$15,149,499	$86,244,370

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-58

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$166,608	$21,205,436	$2,528,265	$1,175,006	$402,338
Expenses:
Asset-based charges	2,352,365	648,486	38,482,931	1,021,573	488,643	145,242
Less: Reduction for expense limitation	—	—	(6,440,088)	—	—	—
Net Expenses	2,352,365	648,486	32,042,843	1,021,573	488,643	145,242

Net Investment Income (Loss)	(2,352,365)	(481,878)	(10,837,407)	1,506,692	686,363	257,096

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	10,521,553	2,354,106	105,321,463	571,633	476,498	187,373
Net realized gain distribution from the Portfolios	12,437,993	—	189,025,025	1,563,651	1,482,466	147,555

Net realized gain (loss)	22,959,546	2,354,106	294,346,488	2,135,284	1,958,964	334,928

Net change in unrealized appreciation (depreciation) of investments	19,339,982	7,935,608	273,457,124	(814,721)	(102,682)	(79,530)

Net Realized and Unrealized Gain (Loss) on Investments	42,299,528	10,289,714	567,803,612	1,320,563	1,856,282	255,398

Net Increase (Decrease) in Net Assets Resulting from Operations	$39,947,163	$9,807,836	$556,966,205	$2,827,255	$2,542,645	$512,494

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-59

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$5,504,773	$3,451,060	$5,728,019	$744,626	$36,819,807	$3,018,392
Expenses:
Asset-based charges	2,465,507	1,626,649	1,398,323	413,111	51,235,809	9,888,555
Net Expenses	2,465,507	1,626,649	1,398,323	413,111	51,235,809	9,888,555

Net Investment Income (Loss)	3,039,266	1,824,411	4,329,696	331,515	(14,416,002)	(6,870,163)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,818,692	295,510	(575,096)	577,940	160,445,639	31,385,980
Net realized gain distribution from the Portfolios	8,029,620	—	—	—	89,213,960	56,034,558

Net realized gain (loss)	9,848,312	295,510	(575,096)	577,940	249,659,599	87,420,538

Net change in unrealized appreciation (depreciation) of investments	(1,418,637)	(519,970)	(5,879,919)	29,943	595,009,559	84,119,286

Net Realized and Unrealized Gain (Loss) on Investments	8,429,675	(224,460)	(6,455,015)	607,883	844,669,158	171,539,824

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,468,941	$1,599,951	$(2,125,319)	$939,398	$830,253,156	$164,669,661

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-60

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$271,695	$282,850	$5,028,658	$769,095	$42,441	$987,262
Expenses:
Asset-based charges	392,530	285,764	5,226,268	1,170,814	19,981	485,222

Less: Reduction for expense limitation	—	—	—	—	—	(1,475)

Net Expenses	392,530	285,764	5,226,268	1,170,814	19,981	483,747

Net Investment Income (Loss)	(120,835)	(2,914)	(197,610)	(401,719)	22,460	503,515

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	531,918	429,643	8,636,232	1,799,910	1,775	(4,294)
Net realized gain distribution from the Portfolios	928,866	1,980,870	42,546,821	4,560,426	94,582	—

Net realized gain (loss)	1,460,784	2,410,513	51,183,053	6,360,336	96,357	(4,294)

Net change in unrealized appreciation (depreciation) of investments	1,443,334	(276,254)	(8,218,683)	3,657,020	61,971	(35,700)

Net Realized and Unrealized Gain (Loss) on Investments	2,904,118	2,134,259	42,964,370	10,017,356	158,328	(39,994)

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,783,283	$2,131,345	$42,766,760	$9,615,637	$180,788	$463,521

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-61

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,682,111	$15,664,744	$540,452	$4,030,085	$2,351,287	$—
Expenses:
Asset-based charges	2,178,030	6,607,264	254,228	2,209,647	2,022,436	4,513,925

Net Expenses	2,178,030	6,607,264	254,228	2,209,647	2,022,436	4,513,925

Net Investment Income (Loss)	1,504,081	9,057,480	286,224	1,820,438	328,851	(4,513,925)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	3,144,128	12,417,675	524,777	3,349,453	2,667,942	13,182,988
Net realized gain distribution from the Portfolios	8,166,431	—	316,364	9,149,410	14,771,220	18,393,832
Net realized gain (loss)	11,310,559	12,417,675	841,141	12,498,863	17,439,162	31,576,820

Net change in unrealized appreciation (depreciation) of investments	(9,217,273)	(4,221,336)	(832,428)	(13,764,435)	2,340,287	21,116,317

Net Realized and Unrealized Gain (Loss) on Investments	2,093,286	8,196,339	8,713	(1,265,572)	19,779,449	52,693,137

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,597,367	$17,253,819	$294,937	$554,866	$20,108,300	$48,179,212

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-62

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,327,374	$82,261	$—	$5,469,694	$448,025	$283,692
Expenses:
Asset-based charges	1,207,851	7,905,644	17,984,691	5,582,715	573,877	9,444,447

Net Expenses	1,207,851	7,905,644	17,984,691	5,582,715	573,877	9,444,447

Net Investment Income (Loss)	1,119,523	(7,823,383)	(17,984,691)	(113,021)	(125,852)	(9,160,755)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	261,448	8,896,388	49,697,757	7,332,585	1,179,249	34,321,686
Net realized gain distribution from the Portfolios	374,874	49,891,188	78,799,970	56,279,383	8,094,169	58,794,051

Net realized gain (loss)	636,322	58,787,576	128,497,727	63,611,968	9,273,418	93,115,737

Net change in unrealized appreciation (depreciation) of investments	(2,576,610)	24,808,361	285,856,445	(3,607,669)	(259,746)	118,725,872

Net Realized and Unrealized Gain (Loss) on Investments	(1,940,288)	83,595,937	414,354,172	60,004,299	9,013,672	211,841,609

Net Increase (Decrease) in Net Assets Resulting from Operations	$(820,765)	$75,772,554	$396,369,481	$59,891,278	$8,887,820	$202,680,854

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-63

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,567,659	$3,084,264	$13,448,109	$11,505,046	$—	$3,144,664
Expenses:
Asset-based charges	13,893,725	2,445,706	11,497,361	3,508,011	1,672,920	4,988,366

Net Expenses	13,893,725	2,445,706	11,497,361	3,508,011	1,672,920	4,988,366

Net Investment Income (Loss)	(10,326,066)	638,558	1,950,748	7,997,035	(1,672,920)	(1,843,702)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	31,117,257	4,565,837	14,842,711	7,333,448	8,719,917	5,241,732
Net realized gain distribution from the Portfolios	130,249,616	10,946,336	80,389,547	11,488,780	25,433,312	24,633,440

Net realized gain (loss)	161,366,873	15,512,173	95,232,258	18,822,228	34,153,229	29,875,172

Net change in unrealized appreciation (depreciation) of investments	110,883,425	6,588,493	6,675,854	(9,767,989)	5,607,779	1,541,428

Net Realized and Unrealized Gain (Loss) on Investments	272,250,298	22,100,666	101,908,112	9,054,239	39,761,008	31,416,600

Net Increase (Decrease) in Net Assets Resulting from Operations	$261,924,232	$22,739,224	$103,858,860	$17,051,274	$38,088,088	$29,572,898

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-64

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$11,752,679	$—	$—	$2,134,431	$10,655,591	$6,800,482
Expenses:
Asset-based charges	9,718,136	4,131,870	6,894,884	1,712,022	14,738,382	6,522,101

Net Expenses	9,718,136	4,131,870	6,894,884	1,712,022	14,738,382	6,522,101

Net Investment Income (Loss)	2,034,543	(4,131,870)	(6,894,884)	422,409	(4,082,791)	278,381

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	14,271,502	10,077,591	40,829,165	120,630	21,506,865	6,595,022
Net realized gain distribution from the Portfolios	50,091,401	29,993,538	66,619,539	2,152,356	78,131,860	54,105,402

Net realized gain (loss)	64,362,903	40,071,129	107,448,704	2,272,986	99,638,725	60,700,424

Net change in unrealized appreciation (depreciation) of investments	(22,073,297)	4,728,613	62,646,731	10,923,067	35,793,956	(12,765,124)

Net Realized and Unrealized Gain (Loss) on Investments	42,289,606	44,799,742	170,095,435	13,196,053	135,432,681	47,935,300

Net Increase (Decrease) in Net Assets Resulting from Operations	$44,324,149	$40,667,872	$163,200,551	$13,618,462	$131,349,890	$48,213,681

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-65

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE -PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$40,530,272	$3,759,324	$33,306,904	$5,509,060	$8,474	$305,473
Expenses:
Asset-based charges	19,227,232	1,631,378	17,049,362	1,378,025	1,026,670	680,654
Less: Reduction for expense limitation	(4,424,772)	—	—	(110,377)	—	—

Net Expenses	14,802,460	1,631,378	17,049,362	1,267,648	1,026,670	680,654

Net Investment Income (Loss)	25,727,812	2,127,946	16,257,542	4,241,412	(1,018,196)	(375,181)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	14,453,643	2,164,150	19,334,004	9,482	3,543,782	(294,133)
Net realized gain distribution from the Portfolios	60,896,008	8,826,531	77,340,451	24,962	—	—

Net realized gain (loss)	75,349,651	10,990,681	96,674,455	34,444	3,543,782	(294,133)

Net change in unrealized appreciation (depreciation) of investments	1,992,138	(62,246)	11,485,963	(15,887)	12,538,643	(202,666)

Net Realized and Unrealized Gain (Loss) on Investments	77,341,789	10,928,435	108,160,418	18,557	16,082,425	(496,799)

Net Increase (Decrease) in Net Assets Resulting from Operations	$103,069,601	$13,056,381	$124,417,960	$4,259,969	$15,064,229	$(871,980)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-66

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,337,327	$1,765,555	$7,384,482	$8,586,893	$2,003,370	$632,028
Expenses:
Asset-based charges	912,051	750,738	6,925,519	11,333,776	885,002	255,475

Net Expenses	912,051	750,738	6,925,519	11,333,776	885,002	255,475

Net Investment Income (Loss)	2,425,276	1,014,817	458,963	(2,746,883)	1,118,368	376,553

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	433,922	(109,087)	11,085,452	23,246,349	3,243,656	393,459
Net realized gain distribution from the Portfolios	—	—	35,531,760	32,111,001	—	192,767

Net realized gain (loss)	433,922	(109,087)	46,617,212	55,357,350	3,243,656	586,226

Net change in unrealized appreciation (depreciation) of investments	418,405	(606,810)	6,094,292	(301,920)	(638,660)	283,487

Net Realized and Unrealized Gain (Loss) on Investments	852,327	(715,897)	52,711,504	55,055,430	2,604,996	869,713

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,277,603	$298,920	$53,170,467	$52,308,547	$3,723,364	$1,246,266

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-67

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQUITABLE GROWTH MF/ETF*	EQUITABLE MODERATE GROWTH MF/ETF*	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	INVESCO V.I. DIVERSIFIED DIVIDEND FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$47,982	$44,638	$717,533	$4,604,048	$507,029	$1,599,703
Expenses:
Asset-based charges	42,108	22,425	479,505	1,522,256	1,664,159	975,885

Net Expenses	42,108	22,425	479,505	1,522,256	1,664,159	975,885

Net Investment Income (Loss)	5,874	22,213	238,028	3,081,792	(1,157,130)	623,818

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	72,674	68,369	801,928	35,147	2,630,827	605,003
Net realized gain distribution from the Portfolios	—	—	2,670,292	—	19,459,185	3,899,394

Net realized gain (loss)	72,674	68,369	3,472,220	35,147	22,090,012	4,504,397

Net change in unrealized appreciation (depreciation) of investments	282,810	58,265	1,510,404	(2,689,776)	(936,592)	5,372,788

Net Realized and Unrealized Gain (Loss) on Investments	355,484	126,634	4,982,624	(2,654,629)	21,153,420	9,877,185

Net Increase (Decrease) in Net Assets Resulting from Operations	$361,358	$148,847	$5,220,652	$427,163	$19,996,290	$10,501,003

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-68

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	MACQUARIE VIP HIGH INCOME SERIES	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,573,119	$39,057	$—	$21,033,076	$143,191	$88,532
Expenses:
Asset-based charges	745,479	371,793	245,931	3,846,515	373,237	791,121

Net Expenses	745,479	371,793	245,931	3,846,515	373,237	791,121

Net Investment Income (Loss)	2,827,640	(332,736)	(245,931)	17,186,561	(230,046)	(702,589)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	343,353	616,633	556,223	1,074,362	970,644	1,834,175
Net realized gain distribution from the Portfolios	—	782,036	1,086,202	—	2,234,636	6,159,478

Net realized gain (loss)	343,353	1,398,669	1,642,425	1,074,362	3,205,280	7,993,653

Net change in unrealized appreciation (depreciation) of investments	683,851	3,368,495	1,663,809	(2,535,212)	2,023,625	1,866,472

Net Realized and Unrealized Gain (Loss) on Investments	1,027,204	4,767,164	3,306,234	(1,460,850)	5,228,905	9,860,125

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,854,844	$4,434,428	$3,060,303	$15,725,711	$4,998,859	$9,157,536

The accompanying notes are an integral part of these financial statements.

FSA-69

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	PRINCIPAL EQUITY INCOME ACCOUNT	TARGET 2015 ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,438,350	$3,194,017	$—	$269,851	$21,164	$472,050
Expenses:
Asset-based charges	11,371,838	1,087,285	5,694,891	150,066	10,462	155,545
Less: Reduction for expense limitation	(3,534,737)	—	—	—	—	—
Net Expenses	7,837,101	1,087,285	5,694,891	150,066	10,462	155,545

Net Investment Income (Loss)	(4,398,751)	2,106,732	(5,694,891)	119,785	10,702	316,505

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	36,249,517	(105,159)	21,716,215	(380,692)	64,750	4,254
Net realized gain distribution from the Portfolios	118,909,772	—	55,573,643	—	10,378	867,490

Net realized gain (loss)	155,159,289	(105,159)	77,289,858	(380,692)	75,128	871,744

Net change in unrealized appreciation (depreciation) of investments	70,377,608	(1,279,293)	25,249,067	628,087	21,748	(704,962)

Net Realized and Unrealized Gain (Loss) on Investments	225,536,897	(1,384,452)	102,538,925	247,395	96,876	166,782

Net Increase (Decrease) in Net Assets Resulting from Operations	$221,138,146	$722,280	$96,844,034	$367,180	$107,578	$483,287

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-70

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2024

	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP GLOBAL RESOURCES FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,436,671	$4,136,095	$3,502,339	$1,553,863	$—	$702,670
Expenses:
Asset-based charges	1,115,764	2,251,046	2,173,332	1,083,326	778,886	356,917
Net Expenses	1,115,764	2,251,046	2,173,332	1,083,326	778,886	356,917

Net Investment Income (Loss)	1,320,907	1,885,049	1,329,007	470,537	(778,886)	345,753

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,676,860	3,490,529	2,749,585	1,843,427	(445,844)	(228,541)
Net realized gain distribution from the Portfolios	6,660,031	4,727,243	3,376,685	1,233,928	—	—

Net realized gain (loss)	8,336,891	8,217,772	6,126,270	3,077,355	(445,844)	(228,541)

Net change in unrealized appreciation (depreciation) of investments	(2,357,059)	8,852,500	13,377,572	8,499,739	(7,424,508)	(1,289,459)

Net Realized and Unrealized Gain (Loss) on Investments	5,979,832	17,070,272	19,503,842	11,577,094	(7,870,352)	(1,518,000)

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,300,739	$18,955,321	$20,832,849	$12,047,631	$(8,649,238)	$(1,172,247)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-71

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	1290 VT CONVERTIBLE SECURITIES*		1290 VT DOUBLELINE OPPORTUNISTIC BOND*		1290 VT EQUITY INCOME*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$7,838	$10,615	$729,738	$613,847	$959,751	$1,012,149
Net realized gain (loss)	21,312	(210,681)	3,863	(2,615,603)	11,108,647	13,779,941
Net change in unrealized appreciation (depreciation) of investments	62,652	283,131	(399,311)	2,989,769	(2,033,338)	(10,181,076)

Net increase (decrease) in net assets resulting from operations	91,802	83,065	334,290	988,013	10,035,060	4,611,014

From Contractowners Transactions:
Payments received from contractowners	77,600	79,387	2,355,597	2,743,453	4,538,516	5,299,411
Transfers between Variable Investment Options including guaranteed interest account, net	276,120	188,976	265,527	(115,475)	(2,228,392)	(2,548,387)
Redemptions for contract benefits and terminations	(60,788)	(114,631)	(1,836,456)	(1,531,562)	(10,982,516)	(9,998,390)
Contract maintenance charges	(192)	(147)	(11,911)	(13,416)	(37,685)	(41,514)

Net increase (decrease) in net assets resulting from contractowners transactions	292,740	153,585	772,757	1,083,000	(8,710,077)	(7,288,880)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	1,273	—	167	227	645	(26,997)

Net Increase (Decrease) in Net Assets	385,815	236,650	1,107,214	2,071,240	1,325,628	(2,704,863)
Net Assets — Beginning of Year or Period	833,759	597,109	19,800,411	17,729,171	118,782,954	121,487,817

Net Assets — End of Year or Period	$1,219,574	$833,759	$20,907,625	$19,800,411	$120,108,582	$118,782,954

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-72

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT HIGH YIELD BOND*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$66,355	$69,445	$(10,275,126)	$(8,289,841)	$2,107,326	$1,700,028
Net realized gain (loss)	716,570	174,003	152,276,506	197,196,121	387,326	(2,999,804)
Net change in unrealized appreciation (depreciation) of investments	178,347	807,723	18,693,028	72,128,887	(112,238)	4,732,947

Net increase (decrease) in net assets resulting from operations	961,272	1,051,171	160,694,408	261,035,167	2,382,414	3,433,171

From Contractowners Transactions:
Payments received from contractowners	495,332	567,985	117,777,194	113,267,826	4,684,614	3,964,908
Transfers between Variable Investment Options including guaranteed interest account, net	(62,699)	(422,740)	(20,764,963)	(20,824,166)	4,760,310	2,878,525
Redemptions for contract benefits and terminations	(1,849,795)	(1,238,554)	(141,821,212)	(109,343,740)	(3,905,570)	(2,705,484)
Contract maintenance charges	(4,939)	(5,367)	(665,135)	(715,670)	(22,864)	(24,439)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,422,101)	(1,098,676)	(45,474,116)	(17,615,750)	5,516,490	4,113,510

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	50	(4,139)	(13,949)	(29,552)	200	245

Net Increase (Decrease) in Net Assets	(460,779)	(51,644)	115,206,343	243,389,865	7,899,104	7,546,926
Net Assets — Beginning of Year or Period	13,349,634	13,401,278	1,582,492,497	1,339,102,632	36,384,832	28,837,906

Net Assets — End of Year or Period	$12,888,855	$13,349,634	$1,697,698,840	$1,582,492,497	$44,283,936	$36,384,832

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-73

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	1290 VT MICRO CAP*		1290 VT SMALL CAP VALUE*		1290 VT SMARTBETA EQUITY ESG*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(12,246)	$(9,237)	$261,843	$(180,817)	$(269,312)	$111,586
Net realized gain (loss)	30,443	(820,951)	12,932,845	10,024,011	8,187,008	4,073,101
Net change in unrealized appreciation (depreciation) of investments	194,752	901,518	15,675,620	(3,543,006)	4,010,155	6,210,327

Net increase (decrease) in net assets resulting from operations	212,949	71,330	28,870,308	6,300,188	11,927,851	10,395,014

From Contractowners Transactions:
Payments received from contractowners	53,190	30,195	7,509,189	8,022,640	6,284,077	6,731,808
Transfers between Variable Investment Options including guaranteed interest account, net	(22,854)	(174,579)	(930,534)	(2,754,053)	272,185	2,510,251
Redemptions for contract benefits and terminations	(139,977)	(75,651)	(14,759,376)	(9,866,626)	(10,539,803)	(5,536,431)
Contract maintenance charges	(241)	(261)	(61,969)	(63,750)	(46,042)	(47,604)

Net increase (decrease) in net assets resulting from contractowners transactions	(109,882)	(220,296)	(8,242,690)	(4,661,789)	(4,029,583)	3,658,024

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	—	429	2,583	4,062	1,595	(24,294)

Net Increase (Decrease) in Net Assets	103,067	(148,537)	20,630,201	1,642,461	7,899,863	14,028,744
Net Assets — Beginning of Year or Period	1,189,141	1,337,678	155,002,103	153,359,642	80,417,902	66,389,158

Net Assets — End of Year or Period	$1,292,208	$1,189,141	$175,632,304	$155,002,103	$88,317,765	$80,417,902

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-74

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	1290 VT SOCIALLY RESPONSIBLE*		AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®		EQ/400 MANAGED VOLATILITY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(816,241)	$(379,521)	$2,677,321	$1,894,725	$(19,737)	$20,019
Net realized gain (loss)	9,012,805	12,512,270	(387,660)	(11,771,080)	4,145,269	(998,951)
Net change in unrealized appreciation (depreciation) of investments	13,304,269	10,185,306	(2,508,601)	12,906,369	(171,693)	5,076,058

Net increase (decrease) in net assets resulting from operations	21,500,833	22,318,055	(218,940)	3,030,014	3,953,839	4,097,126

From Contractowners Transactions:
Payments received from contractowners	7,795,071	7,853,825	10,969,983	10,864,194	3,588,965	3,504,206
Transfers between Variable Investment Options including guaranteed interest account, net	(1,993,276)	(2,227,908)	6,460,997	2,185,357	115,244	497,954
Redemptions for contract benefits and terminations	(8,273,323)	(6,809,741)	(12,318,384)	(8,760,318)	(3,061,416)	(2,448,443)
Contract maintenance charges	(59,281)	(57,992)	(46,147)	(51,522)	(18,167)	(18,627)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,530,809)	(1,241,816)	5,066,449	4,237,711	624,626	1,535,090

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	(3,311)	—	1,313	(3,539)	464	246

Net Increase (Decrease) in Net Assets	18,966,713	21,076,239	4,848,822	7,264,186	4,578,929	5,632,462
Net Assets — Beginning of Year or Period	106,891,470	85,815,231	90,193,555	82,929,369	33,876,548	28,244,086

Net Assets — End of Year or Period	$125,858,183	$106,891,470	$95,042,377	$90,193,555	$38,455,477	$33,876,548

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-75

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/500 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*		EQ/AB DYNAMIC MODERATE GROWTH*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(51,092)	$(4,013)	$48,052	$21,793	$72,449	$(28,436)
Net realized gain (loss)	14,697,288	885,822	1,630,712	(2,752,340)	1,406,404	(1,517,049)
Net change in unrealized appreciation (depreciation) of investments	(263,612)	10,891,724	(118,590)	4,764,312	124,200	3,400,610

Net increase (decrease) in net assets resulting from operations	14,382,584	11,773,533	1,560,174	2,033,765	1,603,053	1,855,125

From Contractowners Transactions:
Payments received from contractowners	7,005,008	6,189,411	2,010,364	2,069,379	1,262,121	1,330,794
Transfers between Variable Investment Options including guaranteed interest account, net	1,692,700	1,311,401	(462,864)	132,442	(380,427)	26,310
Redemptions for contract benefits and terminations	(6,983,749)	(4,111,213)	(1,111,191)	(1,202,214)	(2,191,534)	(2,037,818)
Contract maintenance charges	(33,266)	(30,678)	(12,609)	(12,188)	(13,699)	(14,371)

Net increase (decrease) in net assets resulting from contractowners transactions	1,680,693	3,358,921	423,700	987,419	(1,323,539)	(695,085)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	560	402	922	267	169	—

Net Increase (Decrease) in Net Assets	16,063,837	15,132,856	1,984,796	3,021,451	279,683	1,160,040
Net Assets — Beginning of Year or Period	63,185,786	48,052,930	16,485,438	13,463,987	17,527,583	16,367,543

Net Assets — End of Year or Period	$79,249,623	$63,185,786	$18,470,234	$16,485,438	$17,807,266	$17,527,583

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-76

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/AB SHORT DURATION GOVERNMENT BOND*		EQ/AB SMALL CAP GROWTH*		EQ/AB SUSTAINABLE U.S. THEMATIC*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$284	$(109)	$(5,564,107)	$(4,940,410)	$(46,568)	$(9,818)
Net realized gain (loss)	451	554	70,688,080	(79,918,960)	297,281	27,129
Net change in unrealized appreciation (depreciation) of investments	13	60	2,679,568	161,995,238	100,264	291,072

Net increase (decrease) in net assets resulting from operations	748	505	67,803,541	77,135,868	350,977	308,383

From Contractowners Transactions:
Payments received from contractowners	—	28	38,139,108	37,474,656	485,405	315,564
Transfers between Variable Investment Options including guaranteed interest account, net	(143)	66,213	(5,816,810)	(74,212)	247,100	2,649,412
Redemptions for contract benefits and terminations	(1,139)	(46,671)	(52,239,935)	(37,759,629)	(962,561)	(43,759)
Contract maintenance charges	(399)	(1)	(217,481)	(225,120)	(998)	(200)
Adjustments to net assets allocated to contracts in payout period	—	—	(69,279)	14,463	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(1,681)	19,569	(20,204,397)	(569,842)	(231,054)	2,921,017

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	—	—	77,746	(30,047)	788	209

Net Increase (Decrease) in Net Assets	(933)	20,074	47,676,890	76,535,979	120,711	3,229,609
Net Assets — Beginning of Year or Period	20,118	44	550,546,868	474,010,889	3,492,445	262,836

Net Assets — End of Year or Period	$19,185	$20,118	$598,223,758	$550,546,868	$3,613,156	$3,492,445

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-77

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/AGGRESSIVE ALLOCATION*		EQ/AGGRESSIVE GROWTH STRATEGY*		EQ/ALL ASSET GROWTH ALLOCATION*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$9,891,289	$1,790,990	$773,924	$53,826	$982,596	$552,793
Net realized gain (loss)	70,342,090	(120,905,274)	5,467,220	(6,614,188)	4,054,299	(14,137,984)
Net change in unrealized appreciation (depreciation) of investments	37,616,140	259,250,749	3,249,193	17,972,404	3,752,445	24,391,424

Net increase (decrease) in net assets resulting from operations	117,849,519	140,136,465	9,490,337	11,412,042	8,789,340	10,806,233

From Contractowners Transactions:
Payments received from contractowners	62,223,711	64,060,367	5,162,322	5,314,679	5,287,707	6,879,896
Transfers between Variable Investment Options including guaranteed interest account, net	(19,636,301)	(13,244,594)	(2,774,895)	(1,094,623)	(4,045,598)	(5,723,432)
Redemptions for contract benefits and terminations	(71,816,380)	(55,989,898)	(9,250,985)	(7,711,026)	(8,721,691)	(7,507,739)
Contract maintenance charges	(710,849)	(747,057)	(46,724)	(63,783)	(46,737)	(52,242)

Net increase (decrease) in net assets resulting from contractowners transactions	(29,939,819)	(5,921,182)	(6,910,282)	(3,554,753)	(7,526,319)	(6,403,517)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	(13,849)	7,147	(41,258)	(460)	1,549	1,221

Net Increase (Decrease) in Net Assets	87,895,851	134,222,430	2,538,797	7,856,829	1,264,570	4,403,937
Net Assets — Beginning of Year or Period	959,708,315	825,485,885	77,342,792	69,485,963	92,236,889	87,832,952

Net Assets — End of Year or Period	$1,047,604,166	$959,708,315	$79,881,589	$77,342,792	$93,501,459	$92,236,889

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-78

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/AMERICAN CENTURY MID CAP VALUE*		EQ/BALANCED STRATEGY*		EQ/CAPITAL GROUP RESEARCH*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,738,345	$1,330,759	$2,701,496	$525,677	$1,145,741	$(2,804,641)
Net realized gain (loss)	15,702,521	2,568,179	11,629,597	(15,303,242)	52,744,814	12,593,438
Net change in unrealized appreciation (depreciation) of investments	54,143	7,349,804	818,406	36,580,895	32,353,815	48,146,551

Net increase (decrease) in net assets resulting from operations	17,495,009	11,248,742	15,149,499	21,803,330	86,244,370	57,935,348

From Contractowners Transactions:
Payments received from contractowners	24,197,676	25,254,395	8,227,015	9,251,422	9,703,001	9,473,907
Transfers between Variable Investment Options including guaranteed interest account, net	(6,065,141)	(2,653,778)	(1,727,696)	(2,171,758)	(7,253,977)	(5,364,060)
Redemptions for contract benefits and terminations	(21,959,050)	(16,380,062)	(23,070,214)	(18,251,284)	(35,770,592)	(25,269,164)
Contract maintenance charges	(135,175)	(149,986)	(1,278,841)	(1,280,932)	(69,772)	(70,389)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,961,690)	6,070,569	(17,849,736)	(12,452,552)	(33,391,340)	(21,229,706)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	(117)	636	26,569	(5,522)	(2,962)	(1,578)

Net Increase (Decrease) in Net Assets	13,533,202	17,319,947	(2,673,668)	9,345,256	52,850,068	36,704,064
Net Assets — Beginning of Year or Period	247,165,784	229,845,837	200,372,346	191,027,090	318,445,836	281,741,772

Net Assets — End of Year or Period	$260,698,986	$247,165,784	$197,698,678	$200,372,346	$371,295,904	$318,445,836

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-79

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*		EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*		EQ/COMMON STOCK INDEX*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,352,365)	$(1,944,207)	$(481,878)	$(291,466)	$(10,837,407)	$(396,042)
Net realized gain (loss)	22,959,546	(3,447,257)	2,354,106	(826,982)	294,346,488	498,986,278
Net change in unrealized appreciation (depreciation) of investments	19,339,982	59,690,333	7,935,608	10,393,785	273,457,124	33,859,663

Net increase (decrease) in net assets resulting from operations	39,947,163	54,298,869	9,807,836	9,275,337	556,966,205	532,449,899

From Contractowners Transactions:
Payments received from contractowners	3,823,763	3,936,001	3,565,091	3,723,098	58,180,132	59,531,728
Transfers between Variable Investment Options including guaranteed interest account, net	(6,979,529)	(4,001,581)	(1,037,184)	(762,847)	(29,170,633)	(21,908,631)
Redemptions for contract benefits and terminations	(18,932,257)	(16,120,005)	(6,381,769)	(4,380,544)	(326,902,223)	(236,158,340)
Contract maintenance charges	(30,087)	(32,071)	(35,195)	(35,574)	(827,067)	(859,708)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	(485,381)	(753,532)

Net increase (decrease) in net assets resulting from contractowners transactions	(22,118,110)	(16,217,656)	(3,889,057)	(1,455,867)	(299,205,172)	(200,148,483)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	(92)	(12,711)	710	(10,544)	495,315	1,824,882

Net Increase (Decrease) in Net Assets	17,828,961	38,068,502	5,919,489	7,808,926	258,256,348	334,126,298
Net Assets — Beginning of Year or Period	166,446,491	128,377,989	48,552,037	40,743,111	2,666,634,908	2,332,508,610

Net Assets — End of Year or Period	$184,275,452	$166,446,491	$54,471,526	$48,552,037	$2,924,891,256	$2,666,634,908

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-80

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/CONSERVATIVE ALLOCATION*		EQ/CONSERVATIVE GROWTH STRATEGY*		EQ/CONSERVATIVE STRATEGY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,506,692	$972,067	$686,363	$153,400	$257,096	$91,106
Net realized gain (loss)	2,135,284	(11,700,637)	1,958,964	(4,255,688)	334,928	(1,231,127)
Net change in unrealized appreciation (depreciation) of investments	(814,721)	16,256,898	(102,682)	7,881,453	(79,530)	2,060,689

Net increase (decrease) in net assets resulting from operations	2,827,255	5,528,328	2,542,645	3,779,165	512,494	920,668

From Contractowners Transactions:
Payments received from contractowners	4,978,570	5,083,762	3,159,786	2,945,777	1,007,689	2,044,093
Transfers between Variable Investment Options including guaranteed interest account, net	(1,153,205)	(1,423,934)	676,877	(448,799)	(268,409)	171,736
Redemptions for contract benefits and terminations	(10,303,644)	(9,419,490)	(3,904,593)	(3,513,371)	(2,117,421)	(1,125,611)
Contract maintenance charges	(120,835)	(128,203)	(140,400)	(140,743)	(60,885)	(61,527)

Net increase (decrease) in net assets resulting from contractowners transactions	(6,599,114)	(5,887,865)	(208,330)	(1,157,136)	(1,439,026)	1,028,691

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	(1,482)	(2,361)	159	—	174	(2)

Net Increase (Decrease) in Net Assets	(3,773,341)	(361,898)	2,334,474	2,622,029	(926,358)	1,949,357
Net Assets — Beginning of Year or Period	86,452,104	86,814,002	40,103,144	37,481,115	14,408,368	12,459,011

Net Assets — End of Year or Period	$82,678,763	$86,452,104	$42,437,618	$40,103,144	$13,482,010	$14,408,368

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-81

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/CONSERVATIVE-PLUS ALLOCATION*		EQ/CORE BOND INDEX*		EQ/CORE PLUS BOND*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,039,266	$1,662,446	$1,824,411	$1,175,370	$4,329,696	$1,297,827
Net realized gain (loss)	9,848,312	(29,521,437)	295,510	(10,099,708)	(575,096)	(13,131,995)
Net change in unrealized appreciation (depreciation) of investments	(1,418,637)	46,143,423	(519,970)	13,027,167	(5,879,919)	15,467,803

Net increase (decrease) in net assets resulting from operations	11,468,941	18,284,432	1,599,951	4,102,829	(2,125,319)	3,633,635

From Contractowners Transactions:
Payments received from contractowners	13,526,911	14,098,968	13,320,783	12,071,568	8,278,787	8,660,889
Transfers between Variable Investment Options including guaranteed interest account, net	(4,874,935)	(2,101,451)	9,659,092	2,818,763	1,742,564	1,726,014
Redemptions for contract benefits and terminations	(22,987,241)	(19,127,154)	(14,822,052)	(11,374,771)	(13,220,729)	(11,601,220)
Contract maintenance charges	(263,951)	(285,682)	(68,001)	(75,834)	(59,116)	(65,258)

Adjustments to net assets allocated to contracts in payout period	—	—	—	—	13,437	10,208

Net increase (decrease) in net assets resulting from contractowners transactions	(14,599,216)	(7,415,319)	8,089,822	3,439,726	(3,245,057)	(1,269,367)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	3,921	(73,622)	664	(6,490)	(12,478)	(11,594)

Net Increase (Decrease) in Net Assets	(3,126,354)	10,795,491	9,690,437	7,536,065	(5,382,854)	2,352,674
Net Assets — Beginning of Year or Period	205,638,918	194,843,427	130,153,115	122,617,050	115,941,461	113,588,787

Net Assets — End of Year or Period	$202,512,564	$205,638,918	$139,843,552	$130,153,115	$110,558,607	$115,941,461

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-82

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/EMERGING MARKETS EQUITY PLUS*		EQ/EQUITY 500 INDEX*		EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$331,515	$427,808	$(14,416,002)	$(3,203,881)	$(6,870,163)	$(4,984,449)
Net realized gain (loss)	577,940	(4,606,658)	249,659,599	424,760,929	87,420,538	55,470,841
Net change in unrealized appreciation (depreciation) of investments	29,943	6,844,095	595,009,559	264,427,054	84,119,286	118,786,400

Net increase (decrease) in net assets resulting from operations	939,398	2,665,245	830,253,156	685,984,102	164,669,661	169,272,792

From Contractowners Transactions:
Payments received from contractowners	4,167,387	4,495,262	377,598,305	340,695,477	49,588,231	45,945,377
Transfers between Variable Investment Options including guaranteed interest account, net	(1,054,298)	437,622	31,139,564	23,748,808	(10,186,207)	(7,395,974)
Redemptions for contract benefits and terminations	(3,225,436)	(2,460,118)	(344,326,500)	(232,467,907)	(77,320,296)	(55,034,168)
Contract maintenance charges	(15,848)	(16,907)	(2,425,404)	(2,146,708)	(239,261)	(241,790)
Adjustments to net assets allocated to contracts in payout period	—	—	(956,570)	(1,740,278)	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(128,195)	2,455,859	61,029,395	128,089,392	(38,157,533)	(16,726,555)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	1,624	(172)	1,189,742	2,269,641	(11,550)	2,457

Net Increase (Decrease) in Net Assets	812,827	5,120,932	892,472,293	816,343,135	126,500,578	152,548,694
Net Assets — Beginning of Year or Period	33,375,409	28,254,477	3,604,254,475	2,787,911,340	726,238,987	573,690,293

Net Assets — End of Year or Period	$34,188,236	$33,375,409	$4,496,726,768	$3,604,254,475	$852,739,565	$726,238,987

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-83

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/FRANKLIN RISING DIVIDENDS*		EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(120,835)	$(34,896)	$(2,914)	$(21,571)	$(197,610)	$(1,419,536)
Net realized gain (loss)	1,460,784	5,544,011	2,410,513	(2,897,447)	51,183,053	(13,791,271)
Net change in unrealized appreciation (depreciation) of investments	1,443,334	(2,736,124)	(276,254)	5,486,023	(8,218,683)	80,924,475

Net increase (decrease) in net assets resulting from operations	2,783,283	2,772,991	2,131,345	2,567,005	42,766,760	65,713,668

From Contractowners Transactions:
Payments received from contractowners	2,385,125	2,921,371	1,543,258	1,467,010	15,434,110	15,896,881
Transfers between Variable Investment Options including guaranteed interest account, net	(772,749)	(615,294)	(192,128)	(564,257)	(9,091,145)	(5,803,478)
Redemptions for contract benefits and terminations	(2,419,183)	(1,808,796)	(2,172,474)	(1,741,035)	(36,672,080)	(27,561,877)
Contract maintenance charges	(1,041)	(1,121)	(8,166)	(8,584)	(119,846)	(129,208)

Net increase (decrease) in net assets resulting from contractowners transactions	(807,848)	496,160	(829,510)	(846,866)	(30,448,961)	(17,597,682)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	3,625	—	(1,143)	409	1,680	(41,261)

Net Increase (Decrease) in Net Assets	1,979,060	3,269,151	1,300,692	1,720,548	12,319,479	48,074,725
Net Assets — Beginning of Year or Period	29,254,742	25,985,591	22,600,046	20,879,498	387,428,861	339,354,136

Net Assets — End of Year or Period	$31,233,802	$29,254,742	$23,900,738	$22,600,046	$399,748,340	$387,428,861

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-84

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/GOLDMAN SACHS MID CAP VALUE*		EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE GOVERNMENT BOND*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(401,719)	$(386,076)	$22,460	$4,215	$503,515	$621,286
Net realized gain (loss)	6,360,336	1,702,366	96,357	31,687	(4,294)	(1,934,720)
Net change in unrealized appreciation (depreciation) of investments	3,657,020	6,925,733	61,971	182,068	(35,700)	2,368,095

Net increase (decrease) in net assets resulting from operations	9,615,637	8,242,023	180,788	217,970	463,521	1,054,661

From Contractowners Transactions:
Payments received from contractowners	7,871,715	7,761,489	—	—	2,416,947	2,378,334
Transfers between Variable Investment Options including guaranteed interest account, net	(50,389)	575,756	—	—	490,304	2,184,602
Redemptions for contract benefits and terminations	(9,781,096)	(7,710,659)	(22,109)	(22,113)	(5,840,570)	(3,871,230)
Contract maintenance charges	(30,113)	(29,842)	—	—	(18,670)	(25,994)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	7,105	10,063

Net increase (decrease) in net assets resulting from contractowners transactions	(1,989,883)	596,744	(22,109)	(22,113)	(2,944,884)	675,775

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	498	4,255	—	20	(10,027)	(15,143)

Net Increase (Decrease) in Net Assets	7,626,252	8,843,022	158,679	195,877	(2,491,390)	1,715,293
Net Assets — Beginning of Year or Period	91,433,303	82,590,281	1,647,319	1,451,442	41,661,845	39,946,552

Net Assets — End of Year or Period	$99,059,555	$91,433,303	$1,805,998	$1,647,319	$39,170,455	$41,661,845

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-85

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*		EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL MANAGED VOLATILITY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,504,081	$788,204	$9,057,480	$7,512,512	$286,224	$204,890
Net realized gain (loss)	11,310,559	(19,235)	12,417,675	20,994,320	841,141	(133,904)
Net change in unrealized appreciation (depreciation) of investments	(9,217,273)	22,103,183	(4,221,336)	43,259,324	(832,428)	2,541,106

Net increase (decrease) in net assets resulting from operations	3,597,367	22,872,152	17,253,819	71,766,156	294,937	2,612,092

From Contractowners Transactions:
Payments received from contractowners	8,921,439	9,143,692	48,977,838	46,406,885	2,031,643	1,896,986
Transfers between Variable Investment Options including guaranteed interest account, net	(2,952,659)	(4,310,526)	9,450,262	1,280,677	(105,047)	197,109
Redemptions for contract benefits and terminations	(14,854,021)	(11,753,324)	(46,343,730)	(33,786,826)	(2,080,074)	(1,407,838)
Contract maintenance charges	(49,919)	(55,909)	(351,586)	(319,739)	(8,201)	(8,674)
Adjustments to net assets allocated to contracts in payout period	—	—	66,362	(85,108)	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(8,935,160)	(6,976,067)	11,799,146	13,495,889	(161,679)	677,583

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	863	949	(68,349)	70,808	507	—

Net Increase (Decrease) in Net Assets	(5,336,930)	15,897,034	28,984,616	85,332,853	133,765	3,289,675
Net Assets — Beginning of Year or Period	168,411,043	152,514,009	489,003,001	403,670,148	19,926,802	16,637,127

Net Assets — End of Year or Period	$163,074,113	$168,411,043	$517,987,617	$489,003,001	$20,060,567	$19,926,802

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-86

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/INVESCO COMSTOCK*		EQ/INVESCO GLOBAL*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,820,438	$1,389,057	$328,851	$511,015	$(4,513,925)	$(3,588,265)
Net realized gain (loss)	12,498,863	1,664,862	17,439,162	18,824,711	31,576,820	8,899,965
Net change in unrealized appreciation (depreciation) of investments	(13,764,435)	22,827,757	2,340,287	(4,442,792)	21,116,317	76,034,423

Net increase (decrease) in net assets resulting from operations	554,866	25,881,676	20,108,300	14,892,934	48,179,212	81,346,123

From Contractowners Transactions:
Payments received from contractowners	7,853,624	8,291,290	8,721,578	8,115,470	31,172,542	29,692,531
Transfers between Variable Investment Options including guaranteed interest account, net	(3,174,315)	(3,470,681)	(1,423,685)	(4,199,655)	(4,703,666)	(3,334,366)
Redemptions for contract benefits and terminations	(14,911,697)	(12,523,859)	(15,476,753)	(13,822,035)	(32,505,050)	(21,069,226)
Contract maintenance charges	(49,523)	(55,923)	(46,182)	(48,912)	(171,138)	(172,698)

Net increase (decrease) in net assets resulting from contractowners transactions	(10,281,911)	(7,759,173)	(8,225,042)	(9,955,132)	(6,207,312)	5,116,241

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	2,204	(18,714)	(842)	2,324	7,329	1,503

Net Increase (Decrease) in Net Assets	(9,724,841)	18,103,789	11,882,416	4,940,126	41,979,229	86,463,867
Net Assets — Beginning of Year or Period	172,553,332	154,449,543	151,637,443	146,697,317	335,959,005	249,495,138

Net Assets — End of Year or Period	$162,828,491	$172,553,332	$163,519,859	$151,637,443	$377,938,234	$335,959,005

The accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-87

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/INVESCO GLOBAL REAL ASSETS*		EQ/JANUS ENTERPRISE*		EQ/JPMORGAN GROWTH STOCK*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,119,523	$1,031,543	$(7,823,383)	$(6,815,177)	$(17,984,691)	$(13,179,036)
Net realized gain (loss)	636,322	770,888	58,787,576	24,926,723	128,497,727	83,866,453
Net change in unrealized appreciation (depreciation) of investments	(2,576,610)	6,717,357	24,808,361	63,823,938	285,856,445	316,194,425

Net increase (decrease) in net assets resulting from operations	(820,765)	8,519,788	75,772,554	81,935,484	396,369,481	386,881,842

From Contractowners Transactions:
Payments received from contractowners	7,743,433	7,979,025	38,280,050	38,458,744	97,856,226	97,374,827
Transfers between Variable Investment Options including guaranteed interest account, net	(2,262,864)	(231,627)	(11,590,690)	(5,601,779)	(25,666,596)	(12,604,507)
Redemptions for contract benefits and terminations	(10,300,695)	(8,009,772)	(56,584,773)	(43,443,133)	(125,956,556)	(79,172,083)
Contract maintenance charges	(31,296)	(36,653)	(202,452)	(216,293)	(544,789)	(514,832)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,851,422)	(299,027)	(30,097,865)	(10,802,461)	(54,311,715)	5,083,405

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	459	1,102	4,981	(26,130)	(4,527)	(22,487)

Net Increase (Decrease) in Net Assets	(5,671,728)	8,221,863	45,679,670	71,106,893	342,053,239	391,942,760
Net Assets — Beginning of Year or Period	104,817,176	96,595,313	601,769,247	530,662,354	1,249,817,764	857,875,004

Net Assets — End of Year or Period	$99,145,448	$104,817,176	$647,448,917	$601,769,247	$1,591,871,003	$1,249,817,764

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-88

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/JPMORGAN VALUE OPPORTUNITIES*		EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(113,021)	$1,025,200	$(125,852)	$186,422	$(9,160,755)	$(5,546,343)
Net realized gain (loss)	63,611,968	4,215,748	9,273,418	(94,090)	93,115,737	10,381,254
Net change in unrealized appreciation (depreciation) of investments	(3,607,669)	31,200,106	(259,746)	7,588,668	118,725,872	181,565,314

Net increase (decrease) in net assets resulting from operations	59,891,278	36,441,054	8,887,820	7,681,000	202,680,854	186,400,225

From Contractowners Transactions:
Payments received from contractowners	45,825,072	45,227,182	1,739,609	1,853,019	56,550,124	48,242,244
Transfers between Variable Investment Options including guaranteed interest account, net	3,300,115	10,838,528	(142,250)	119,086	11,886,035	7,053,318
Redemptions for contract benefits and terminations	(43,038,381)	(32,196,220)	(4,557,054)	(3,780,924)	(71,411,040)	(42,788,846)
Contract maintenance charges	(184,479)	(180,518)	(17,352)	(16,947)	(389,639)	(355,829)

Net increase (decrease) in net assets resulting from contractowners transactions	5,902,327	23,688,972	(2,977,047)	(1,825,766)	(3,364,520)	12,150,887

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	3,920	(14,184)	598	—	(35,239)	(24,376)

Net Increase (Decrease) in Net Assets	65,797,525	60,115,842	5,911,371	5,855,234	199,281,095	198,526,736
Net Assets — Beginning of Year or Period	421,467,612	361,351,770	41,000,242	35,145,008	660,369,864	461,843,128

Net Assets — End of Year or Period	$487,265,137	$421,467,612	$46,911,613	$41,000,242	$859,650,959	$660,369,864

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-89

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*		EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(10,326,066)	$(7,764,637)	$638,558	$801,919	$1,950,748	$2,500,431
Net realized gain (loss)	161,366,873	(93,679,743)	15,512,173	6,617,881	95,232,258	30,813,747
Net change in unrealized appreciation (depreciation) of investments	110,883,425	372,245,960	6,588,493	8,325,044	6,675,854	62,028,747

Net increase (decrease) in net assets resulting from operations	261,924,232	270,801,580	22,739,224	15,744,844	103,858,860	95,342,925

From Contractowners Transactions:
Payments received from contractowners	22,098,691	23,164,805	20,282,568	19,014,529	21,763,416	23,072,952
Transfers between Variable Investment Options including guaranteed interest account, net	(21,905,229)	(15,591,896)	4,811,238	2,328,657	(14,549,119)	(10,815,238)
Redemptions for contract benefits and terminations	(94,877,211)	(64,124,888)	(19,050,429)	(13,726,504)	(84,645,626)	(65,147,426)
Contract maintenance charges	(287,781)	(289,962)	(119,308)	(114,981)	(253,537)	(277,312)

Adjustments to net assets allocated to contracts in payout period	—	—	—	—	(39,825)	43,690

Net increase (decrease) in net assets resulting from contractowners transactions	(94,971,530)	(56,841,941)	5,924,069	7,501,701	(77,724,691)	(53,123,334)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	2,978	1,473	185	2,176	31,706	(41,452)

Net Increase (Decrease) in Net Assets	166,955,680	213,961,112	28,663,478	23,248,721	26,165,875	42,178,139
Net Assets — Beginning of Year or Period	961,045,864	747,084,752	183,909,066	160,660,345	839,627,934	797,449,795

Net Assets — End of Year or Period	$1,128,001,544	$961,045,864	$212,572,544	$183,909,066	$865,793,809	$839,627,934

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-90

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/LAZARD EMERGING MARKETS EQUITY*		EQ/LOOMIS SAYLES GROWTH*		EQ/MFS INTERNATIONAL GROWTH*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$7,997,035	$7,171,458	$(1,672,920)	$(1,358,018)	$(1,843,702)	$318,204
Net realized gain (loss)	18,822,228	(20,225,047)	34,153,229	(1,516,776)	29,875,172	(2,344,858)
Net change in unrealized appreciation (depreciation) of investments	(9,767,989)	60,430,017	5,607,779	41,115,830	1,541,428	46,119,356

Net increase (decrease) in net assets resulting from operations	17,051,274	47,376,428	38,088,088	38,241,036	29,572,898	44,092,702

From Contractowners Transactions:
Payments received from contractowners	22,725,508	23,050,364	6,580,786	5,437,912	37,370,280	37,416,920
Transfers between Variable Investment Options including guaranteed interest account, net	(7,821,896)	(7,553,103)	(3,535,172)	3,883,353	(3,425,837)	1,807,398
Redemptions for contract benefits and terminations	(25,444,688)	(20,120,337)	(16,450,233)	(14,077,848)	(36,067,785)	(27,104,849)
Contract maintenance charges	(89,318)	(101,109)	(34,569)	(34,537)	(197,321)	(215,094)

Net increase (decrease) in net assets resulting from contractowners transactions	(10,630,394)	(4,724,185)	(13,439,188)	(4,791,120)	(2,320,663)	11,904,375

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	(739)	(11,674)	(2,120)	1,534	1,619	6,550

Net Increase (Decrease) in Net Assets	6,420,141	42,640,569	24,646,780	33,451,450	27,253,854	56,003,627
Net Assets — Beginning of Year or Period	278,208,539	235,567,970	125,423,806	91,972,356	389,450,062	333,446,435

Net Assets — End of Year or Period	$284,628,680	$278,208,539	$150,070,586	$125,423,806	$416,703,916	$389,450,062

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-91

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/MFS INTERNATIONAL INTRINSIC VALUE*		EQ/MFS MID CAP FOCUSED GROWTH*		EQ/MFS TECHNOLOGY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,034,543	$720,836	$(4,131,870)	$(3,348,508)	$(6,894,884)	$(4,464,861)
Net realized gain (loss)	64,362,903	28,567,946	40,071,129	11,395,512	107,448,704	(29,836,762)
Net change in unrealized appreciation (depreciation) of investments	(22,073,297)	75,750,969	4,728,613	44,999,612	62,646,731	189,073,483

Net increase (decrease) in net assets resulting from operations	44,324,149	105,039,751	40,667,872	53,046,616	163,200,551	154,771,860

From Contractowners Transactions:
Payments received from contractowners	68,774,869	72,095,021	29,407,607	26,528,282	56,435,930	44,988,506
Transfers between Variable Investment Options including guaranteed interest account, net	(17,205,225)	(14,519,389)	2,047,606	(2,242,338)	22,389,662	2,212,678
Redemptions for contract benefits and terminations	(69,345,364)	(52,224,805)	(29,809,886)	(20,110,904)	(42,337,639)	(27,238,744)
Contract maintenance charges	(309,065)	(347,564)	(129,468)	(132,219)	(244,965)	(206,006)

Net increase (decrease) in net assets resulting from contractowners transactions	(18,084,785)	5,003,263	1,515,859	4,042,821	36,242,988	19,756,434

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	4,952	(16,332)	4,938	(3,041)	12,328	1,110

Net Increase (Decrease) in Net Assets	26,244,316	110,026,682	42,188,669	57,086,396	199,455,867	174,529,404
Net Assets — Beginning of Year or Period	766,520,475	656,493,793	309,132,972	252,046,576	461,477,203	286,947,799

Net Assets — End of Year or Period	$792,764,791	$766,520,475	$351,321,641	$309,132,972	$660,933,070	$461,477,203

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-92

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/MFS UTILITIES SERIES*		EQ/MID CAP INDEX*		EQ/MID CAP VALUE MANAGED VOLATILITY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$422,409	$1,245,091	$(4,082,791)	$(1,770,312)	$278,381	$679,944
Net realized gain (loss)	2,272,986	8,451,180	99,638,725	21,916,488	60,700,424	12,398,105
Net change in unrealized appreciation (depreciation) of investments	10,923,067	(14,945,831)	35,793,956	118,225,968	(12,765,124)	38,532,315

Net increase (decrease) in net assets resulting from operations	13,618,462	(5,249,560)	131,349,890	138,372,144	48,213,681	51,610,364

From Contractowners Transactions:
Payments received from contractowners	10,162,332	11,086,864	99,131,039	95,558,082	15,343,361	16,259,817
Transfers between Variable Investment Options including guaranteed interest account, net	(4,826,340)	(2,443,462)	(4,608,023)	(1,109,817)	(9,759,590)	(6,049,030)
Redemptions for contract benefits and terminations	(14,098,744)	(12,887,706)	(97,860,733)	(71,430,488)	(44,627,680)	(33,480,516)
Contract maintenance charges	(50,902)	(58,082)	(582,475)	(564,237)	(148,545)	(163,400)

Net increase (decrease) in net assets resulting from contractowners transactions	(8,813,654)	(4,302,386)	(3,920,192)	22,453,540	(39,192,454)	(23,433,129)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	2,054	490	(2,783)	(7,261)	435	(158)

Net Increase (Decrease) in Net Assets	4,806,862	(9,551,456)	127,426,915	160,818,423	9,021,662	28,177,077
Net Assets — Beginning of Year or Period	139,534,937	149,086,393	1,106,867,363	946,048,940	485,558,595	457,381,518

Net Assets — End of Year or Period	$144,341,799	$139,534,937	$1,234,294,278	$1,106,867,363	$494,580,257	$485,558,595

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-93

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/MODERATE ALLOCATION*		EQ/MODERATE GROWTH STRATEGY*		EQ/MODERATE-PLUS ALLOCATION*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$25,727,812	$14,425,033	$2,127,946	$490,549	$16,257,542	$5,509,989
Net realized gain (loss)	75,349,651	(196,811,228)	10,990,681	(13,583,576)	96,674,455	(179,131,403)
Net change in unrealized appreciation (depreciation) of investments	1,992,138	341,355,523	(62,246)	29,205,444	11,485,963	339,799,065

Net increase (decrease) in net assets resulting from operations	103,069,601	158,969,328	13,056,381	16,112,417	124,417,960	166,177,651

From Contractowners Transactions:
Payments received from contractowners	78,929,700	83,535,590	16,790,521	17,261,119	79,663,940	83,564,620
Transfers between Variable Investment Options including guaranteed interest account, net	(21,335,213)	(23,082,147)	(3,689,990)	(1,230,998)	(32,090,326)	(20,397,913)
Redemptions for contract benefits and terminations	(169,435,546)	(135,546,589)	(11,484,645)	(11,121,079)	(129,050,875)	(88,775,566)
Contract maintenance charges	(1,369,269)	(1,462,700)	(153,897)	(155,979)	(1,156,229)	(1,196,800)
Adjustments to net assets allocated to contracts in payout period	233,041	32,595	—	—	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(112,977,287)	(76,523,251)	1,461,989	4,753,063	(82,633,490)	(26,805,659)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	1,114,698	(382,593)	218	1,273	2,615	17,607

Net Increase (Decrease) in Net Assets	(8,792,988)	82,063,484	14,518,588	20,866,753	41,787,085	139,389,599
Net Assets — Beginning of Year or Period	1,532,075,236	1,450,011,752	136,408,321	115,541,568	1,347,122,208	1,207,732,609

Net Assets — End of Year or Period	$1,523,282,248	$1,532,075,236	$150,926,909	$136,408,321	$1,388,909,293	$1,347,122,208

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-94

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/MONEY MARKET*		EQ/MORGAN STANLEY SMALL CAP GROWTH*		EQ/PIMCO GLOBAL REAL RETURN*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$4,241,412	$3,360,489	$(1,018,196)	$(924,768)	$(375,181)	$151,465
Net realized gain (loss)	34,444	108	3,543,782	(31,180,582)	(294,133)	(17,138,582)
Net change in unrealized appreciation (depreciation) of investments	(15,887)	(109)	12,538,643	52,634,351	(202,666)	18,749,313

Net increase (decrease) in net assets resulting from operations	4,259,969	3,360,488	15,064,229	20,529,001	(871,980)	1,762,196

From Contractowners Transactions:
Payments received from contractowners	119,675,101	123,512,242	4,758,207	4,883,641	6,939,128	7,200,104
Transfers between Variable Investment Options including guaranteed interest account, net	(76,285,563)	(91,348,555)	(2,978,430)	722,780	(441,646)	(2,300,473)
Redemptions for contract benefits and terminations	(37,549,835)	(18,492,617)	(7,336,946)	(5,703,220)	(8,676,225)	(6,501,392)
Contract maintenance charges	(81,267)	(86,838)	(23,614)	(24,679)	(29,315)	(33,866)
Adjustments to net assets allocated to contracts in payout period	18,034	6,014	—	—	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	5,776,470	13,590,246	(5,580,783)	(121,478)	(2,208,058)	(1,635,627)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	42,256	(15,014)	(918)	576	470	(3)

Net Increase (Decrease) in Net Assets	10,078,695	16,935,720	9,482,528	20,408,099	(3,079,568)	126,566
Net Assets — Beginning of Year or Period	111,867,195	94,931,475	83,263,064	62,854,965	61,099,946	60,973,380

Net Assets — End of Year or Period	$121,945,890	$111,867,195	$92,745,592	$83,263,064	$58,020,378	$61,099,946

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-95

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/PIMCO ULTRA SHORT BOND*		EQ/QUALITY BOND PLUS*		EQ/SMALL COMPANY INDEX*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,425,276	$2,008,166	$1,014,817	$518,458	$458,963	$(70,558)
Net realized gain (loss)	433,922	(681,025)	(109,087)	(4,789,091)	46,617,212	(24,152,589)
Net change in unrealized appreciation (depreciation) of investments	418,405	1,754,622	(606,810)	5,961,585	6,094,292	94,015,141

Net increase (decrease) in net assets resulting from operations	3,277,603	3,081,763	298,920	1,690,952	53,170,467	69,791,994

From Contractowners Transactions:
Payments received from contractowners	4,476,090	5,409,115	3,150,250	3,186,194	56,122,721	54,472,409
Transfers between Variable Investment Options including guaranteed interest account, net	3,635,632	495,999	931,918	418,609	(1,044,448)	7,058,418
Redemptions for contract benefits and terminations	(9,513,101)	(7,729,341)	(6,606,723)	(5,113,289)	(42,859,763)	(32,999,754)
Contract maintenance charges	(29,292)	(32,282)	(25,625)	(30,541)	(325,119)	(295,069)
Adjustments to net assets allocated to contracts in payout period	—	—	13,815	11,126	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(1,430,671)	(1,856,509)	(2,536,365)	(1,527,901)	11,893,391	28,236,004

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	101	(11,893)	(13,267)	(14,017)	4,698	(8,960)

Net Increase (Decrease) in Net Assets	1,847,033	1,213,361	(2,250,712)	149,034	65,068,556	98,019,038
Net Assets — Beginning of Year or Period	72,401,255	71,187,894	60,044,029	59,894,995	527,845,756	429,826,718

Net Assets — End of Year or Period	$74,248,288	$72,401,255	$57,793,317	$60,044,029	$592,914,312	$527,845,756

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-96

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/VALUE EQUITY*		EQ/WELLINGTON ENERGY*		EQUITABLE CONSERVATIVE GROWTH MF/ETF*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,746,883)	$(716,694)	$1,118,368	$1,484,198	$376,553	$276,000
Net realized gain (loss)	55,357,350	(81,992,249)	3,243,656	10,308,568	586,226	(1,989,286)
Net change in unrealized appreciation (depreciation) of investments	(301,920)	220,231,025	(638,660)	(8,627,437)	283,487	3,426,542

Net increase (decrease) in net assets resulting from operations	52,308,547	137,522,082	3,723,364	3,165,329	1,246,266	1,713,256

From Contractowners Transactions:
Payments received from contractowners	41,684,961	44,654,455	6,075,322	6,670,520	2,100,713	2,311,036
Transfers between Variable Investment Options including guaranteed interest account, net	(26,926,307)	(21,780,896)	(3,953,238)	(7,925,124)	(1,143,924)	(3,110,291)
Redemptions for contract benefits and terminations	(84,526,288)	(66,065,233)	(6,927,454)	(6,190,951)	(2,628,601)	(2,226,098)
Contract maintenance charges	(283,311)	(315,241)	(24,485)	(27,889)	(15,474)	(16,689)

Net increase (decrease) in net assets resulting from contractowners transactions	(70,050,945)	(43,506,915)	(4,829,855)	(7,473,444)	(1,687,286)	(3,042,042)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	6,307	(36,106)	12,314	14	993	(2)

Net Increase (Decrease) in Net Assets	(17,736,091)	93,979,061	(1,094,177)	(4,308,101)	(440,027)	(1,328,788)
Net Assets — Beginning of Year or Period	883,814,003	789,834,942	71,633,200	75,941,301	20,793,988	22,122,776

Net Assets — End of Year or Period	$866,077,912	$883,814,003	$70,539,023	$71,633,200	$20,353,961	$20,793,988

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-97

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQUITABLE GROWTH MF/ETF*		EQUITABLE MODERATE GROWTH MF/ETF*		FIDELITY® VIP EQUITY- INCOME PORTFOLIO
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$5,874	$13,988	$22,213	$21,435	$238,028	$238,327
Net realized gain (loss)	72,674	25,514	68,369	7,304	3,472,220	1,032,423
Net change in unrealized appreciation (depreciation) of investments	282,810	155,110	58,265	87,168	1,510,404	1,750,376

Net increase (decrease) in net assets resulting from operations	361,358	194,612	148,847	115,907	5,220,652	3,021,126

From Contractowners Transactions:
Payments received from contractowners	983,241	379,186	734,407	874,050	5,048,147	5,044,612
Transfers between Variable Investment Options including guaranteed interest account, net	836,523	1,785,834	(172,111)	1,129,623	1,670,744	374,161
Redemptions for contract benefits and terminations	(202,656)	(29,142)	(288,620)	(162,401)	(3,531,301)	(2,613,178)
Contract maintenance charges	(3,745)	(588)	(2,243)	(719)	(21,274)	(21,465)

Net increase (decrease) in net assets resulting from contractowners transactions	1,613,363	2,135,290	271,433	1,840,553	3,166,316	2,784,130

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	111	6	—	—	24	—

Net Increase (Decrease) in Net Assets	1,974,832	2,329,908	420,280	1,956,460	8,386,992	5,805,256
Net Assets — Beginning of Year or Period	2,346,813	16,905	1,957,017	557	37,001,614	31,196,358

Net Assets — End of Year or Period	$4,321,645	$2,346,813	$2,377,297	$1,957,017	$45,388,606	$37,001,614

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-98

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO		FIDELITY® VIP MID CAP PORTFOLIO		INVESCO V.I. DIVERSIFIED DIVIDEND FUND
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,081,792	$1,595,894	$(1,157,130)	$(855,857)	$623,818	$641,737
Net realized gain (loss)	35,147	(205,464)	22,090,012	(3,585,395)	4,504,397	2,991,822
Net change in unrealized appreciation (depreciation) of investments	(2,689,776)	229,427	(936,592)	19,000,935	5,372,788	2,726,945

Net increase (decrease) in net assets resulting from operations	427,163	1,619,857	19,996,290	14,559,683	10,501,003	6,360,504

From Contractowners Transactions:
Payments received from contractowners	27,308,371	19,153,319	15,992,881	14,326,884	9,282,212	9,211,806
Transfers between Variable Investment Options including guaranteed interest account, net	27,483,093	82,796,638	(628,278)	(762,453)	(3,435,289)	(2,251,055)
Redemptions for contract benefits and terminations	(9,066,640)	(3,171,718)	(9,939,567)	(7,380,464)	(8,022,778)	(6,530,611)
Contract maintenance charges	(192,348)	(117,789)	(78,176)	(79,441)	(57,514)	(63,306)

Net increase (decrease) in net assets resulting from contractowners transactions	45,532,476	98,660,450	5,346,860	6,104,526	(2,233,369)	366,834

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	395	3,886	2,535	1,679	1,298	1,383

Net Increase (Decrease) in Net Assets	45,960,034	100,284,193	25,345,685	20,665,888	8,268,932	6,728,721
Net Assets — Beginning of Year or Period	100,421,530	137,337	124,946,291	104,280,403	89,480,139	82,751,418

Net Assets — End of Year or Period	$146,381,564	$100,421,530	$150,291,976	$124,946,291	$97,749,071	$89,480,139

The accompanying notes are an integral part of these financial statements.

FSA-99

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. MAIN STREET MID CAP FUND		INVESCO V.I. SMALL CAP EQUITY FUND
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,827,640	$2,227,019	$(332,736)	$(322,903)	$(245,931)	$(199,084)
Net realized gain (loss)	343,353	(6,127,149)	1,398,669	(4,878,156)	1,642,425	(2,696,555)
Net change in unrealized appreciation (depreciation) of investments	683,851	8,492,192	3,368,495	8,609,058	1,663,809	5,209,632

Net increase (decrease) in net assets resulting from operations	3,854,844	4,592,062	4,434,428	3,407,999	3,060,303	2,313,993

From Contractowners Transactions:
Payments received from contractowners	6,261,837	6,413,136	1,867,004	2,096,425	2,449,398	2,202,348
Transfers between Variable Investment Options including guaranteed interest account, net	2,619,820	(230,919)	(989,150)	(526,173)	(174,887)	508,779
Redemptions for contract benefits and terminations	(5,763,778)	(4,306,559)	(2,282,152)	(2,524,751)	(1,419,089)	(1,590,215)
Contract maintenance charges	(29,710)	(33,463)	(9,573)	(10,987)	(9,758)	(8,783)

Net increase (decrease) in net assets resulting from contractowners transactions	3,088,169	1,842,195	(1,413,871)	(965,486)	845,664	1,112,129

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	19	270	699	619	768	868

Net Increase (Decrease) in Net Assets	6,943,032	6,434,527	3,021,256	2,443,132	3,906,735	3,426,990
Net Assets — Beginning of Year or Period	59,474,216	53,039,689	29,375,809	26,932,677	18,642,132	15,215,142

Net Assets — End of Year or Period	$66,417,248	$59,474,216	$32,397,065	$29,375,809	$22,548,867	$18,642,132

The accompanying notes are an integral part of these financial statements.

FSA-100

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	MACQUARIE VIP HIGH INCOME SERIES		MFS® INVESTORS TRUST SERIES		MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$17,186,561	$15,399,110	$(230,046)	$(198,881)	$(702,589)	$(600,657)
Net realized gain (loss)	1,074,362	(35,391,873)	3,205,280	1,028,822	7,993,653	(1,760,771)
Net change in unrealized appreciation (depreciation) of investments	(2,535,212)	50,100,148	2,023,625	3,540,018	1,866,472	13,293,925

Net increase (decrease) in net assets resulting from operations	15,725,711	30,107,385	4,998,859	4,369,959	9,157,536	10,932,497

From Contractowners Transactions:
Payments received from contractowners	31,290,548	30,476,274	1,687,158	1,830,109	6,765,574	7,016,241
Transfers between Variable Investment Options including guaranteed interest account, net	2,722,432	(6,096,860)	(1,049,031)	(600,384)	(1,419,793)	1,574,345
Redemptions for contract benefits and terminations	(34,901,979)	(27,907,920)	(3,510,938)	(2,603,254)	(5,688,666)	(4,271,938)
Contract maintenance charges	(147,738)	(165,910)	(13,398)	(14,621)	(33,672)	(30,906)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,036,737)	(3,694,416)	(2,886,209)	(1,388,150)	(376,557)	4,287,742

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	(646)	(3,440)	35	—	1,106	464

Net Increase (Decrease) in Net Assets	14,688,328	26,409,529	2,112,685	2,981,809	8,782,085	15,220,703
Net Assets — Beginning of Year or Period	316,858,220	290,448,691	28,747,294	25,765,485	62,026,240	46,805,537

Net Assets — End of Year or Period	$331,546,548	$316,858,220	$30,859,979	$28,747,294	$70,808,325	$62,026,240

The accompanying notes are an integral part of these financial statements.

FSA-101

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	MULTIMANAGER AGGRESSIVE EQUITY*		MULTIMANAGER CORE BOND*		MULTIMANAGER TECHNOLOGY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(4,398,751)	$(3,767,447)	$2,106,732	$1,677,041	$(5,694,891)	$(4,244,692)
Net realized gain (loss)	155,159,289	20,541,706	(105,159)	(16,269,460)	77,289,858	(47,116,191)
Net change in unrealized appreciation (depreciation) of investments	70,377,608	204,723,010	(1,279,293)	20,203,137	25,249,067	180,221,243

Net increase (decrease) in net assets resulting from operations	221,138,146	221,497,269	722,280	5,610,718	96,844,034	128,860,360

From Contractowners Transactions:
Payments received from contractowners	12,224,677	13,177,720	5,681,480	11,124,979	26,120,916	24,423,705
Transfers between Variable Investment Options including guaranteed interest account, net	(8,958,524)	(6,332,619)	1,566,624	(64,299,822)	(5,365,853)	6,130,876
Redemptions for contract benefits and terminations	(98,260,501)	(69,005,253)	(11,594,496)	(9,361,388)	(39,363,937)	(25,001,836)
Contract maintenance charges	(292,008)	(294,991)	(46,750)	(88,663)	(174,175)	(156,118)
Adjustments to net assets allocated to contracts in payout period	(16,159)	(40,697)	—	—	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(95,302,515)	(62,495,840)	(4,393,142)	(62,624,894)	(18,783,049)	5,396,627

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	(32,983)	493,101	105	(15,872)	(23,636)	1,476

Net Increase (Decrease) in Net Assets	125,802,648	159,494,530	(3,670,757)	(57,030,048)	78,037,349	134,258,463
Net Assets — Beginning of Year or Period	781,015,437	621,520,907	91,363,913	148,393,961	401,013,602	266,755,139

Net Assets — End of Year or Period	$906,818,085	$781,015,437	$87,693,156	$91,363,913	$479,050,951	$401,013,602

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-102

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO		PRINCIPAL EQUITY INCOME ACCOUNT		TARGET 2015 ALLOCATION*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$119,785	$1,974,628	$10,702	$3,438	$316,505	$168,658
Net realized gain (loss)	(380,692)	(2,209,989)	75,128	10,224	871,744	(2,012,609)
Net change in unrealized appreciation (depreciation) of investments	628,087	(1,040,660)	21,748	18,226	(704,962)	3,005,850

Net increase (decrease) in net assets resulting from operations	367,180	(1,276,021)	107,578	31,888	483,287	1,161,899

From Contractowners Transactions:
Payments received from contractowners	1,322,293	1,459,304	261,647	110,530	521,305	596,900
Transfers between Variable Investment Options including guaranteed interest account, net	(629,027)	(205,296)	439,441	386,412	379,904	(333,590)
Redemptions for contract benefits and terminations	(1,383,636)	(1,177,151)	(97,656)	(3,069)	(2,052,337)	(1,640,131)
Contract maintenance charges	(6,485)	(7,474)	(153)	(36)	(6,413)	(6,734)

Net increase (decrease) in net assets resulting from contractowners transactions	(696,855)	69,383	603,279	493,837	(1,157,541)	(1,383,555)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	304	465	—	12	118	(987)

Net Increase (Decrease) in Net Assets	(329,371)	(1,206,173)	710,857	525,737	(674,136)	(222,643)
Net Assets — Beginning of Year or Period	13,185,553	14,391,726	525,737	—	13,813,109	14,035,752

Net Assets — End of Year or Period	$12,856,182	$13,185,553	$1,236,594	$525,737	$13,138,973	$13,813,109

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-103

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	TARGET 2025 ALLOCATION*		TARGET 2035 ALLOCATION*		TARGET 2045 ALLOCATION*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,320,907	$843,599	$1,885,049	$1,069,605	$1,329,007	$761,915
Net realized gain (loss)	8,336,891	(8,021,254)	8,217,772	229,131	6,126,270	5,559,106
Net change in unrealized appreciation (depreciation) of investments	(2,357,059)	18,388,147	8,852,500	21,979,552	13,377,572	17,694,288

Net increase (decrease) in net assets resulting from operations	7,300,739	11,210,492	18,955,321	23,278,288	20,832,849	24,015,309

From Contractowners Transactions:
Payments received from contractowners	7,696,805	8,812,802	21,675,318	20,698,001	22,166,744	19,507,308
Transfers between Variable Investment Options including guaranteed interest account, net	(2,698,098)	(1,657,218)	(2,972,135)	1,275,313	169,735	(255,139)
Redemptions for contract benefits and terminations	(16,210,535)	(10,531,401)	(12,877,310)	(10,160,288)	(9,785,129)	(7,434,743)
Contract maintenance charges	(36,027)	(40,419)	(86,627)	(89,695)	(111,280)	(119,069)

Net increase (decrease) in net assets resulting from contractowners transactions	(11,247,855)	(3,416,236)	5,739,246	11,723,331	12,440,070	11,698,357

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	1,773	887	(28)	2,536	2,598	(5,241)

Net Increase (Decrease) in Net Assets	(3,945,343)	7,795,143	24,694,539	35,004,155	33,275,517	35,708,425
Net Assets — Beginning of Year or Period	100,123,269	92,328,126	181,985,604	146,981,449	173,097,794	137,389,369

Net Assets — End of Year or Period	$96,177,926	$100,123,269	$206,680,143	$181,985,604	$206,373,311	$173,097,794

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-104

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	TARGET 2055 ALLOCATION*		TEMPLETON GLOBAL BOND VIP FUND		VANECK VIP GLOBAL RESOURCES FUND
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$470,537	$374,111	$(778,886)	$(780,783)	$345,753	$445,200
Net realized gain (loss)	3,077,355	1,619,468	(445,844)	(11,969,058)	(228,541)	1,969,988
Net change in unrealized appreciation (depreciation) of investments	8,499,739	10,634,350	(7,424,508)	13,917,702	(1,289,459)	(4,182,552)

Net increase (decrease) in net assets resulting from operations	12,047,631	12,627,929	(8,649,238)	1,167,861	(1,172,247)	(1,767,364)

From Contractowners Transactions:
Payments received from contractowners	18,375,193	17,204,810	7,746,902	8,382,657	2,045,090	2,344,573
Transfers between Variable Investment Options including guaranteed interest account, net	(1,394,454)	744,888	(1,214,844)	(1,487,196)	(1,340,483)	(1,554,253)
Redemptions for contract benefits and terminations	(4,654,638)	(3,637,684)	(6,556,367)	(5,492,585)	(3,226,083)	(2,816,040)
Contract maintenance charges	(111,263)	(108,426)	(32,415)	(40,287)	(8,169)	(10,191)

Net increase (decrease) in net assets resulting from contractowners transactions	12,214,838	14,203,588	(56,724)	1,362,589	(2,529,645)	(2,035,911)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	639	—	29	1,161	1,411	781

Net Increase (Decrease) in Net Assets	24,263,108	26,831,517	(8,705,933)	2,531,611	(3,700,481)	(3,802,494)
Net Assets — Beginning of Year or Period	88,098,041	61,266,524	70,125,968	67,594,357	30,091,842	33,894,336

Net Assets — End of Year or Period	$112,361,149	$88,098,041	$61,420,035	$70,125,968	$26,391,361	$30,091,842

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-105

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

The change in units outstanding for the years or periods ended December 31, 2024 and 2023 were as follows:

		2024			2023
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT CONVERTIBLE SECURITIES	IB	3	(2)	1	9	(7)	2

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	41	(32)	9	204	(194)	10

1290 VT EQUITY INCOME	IB	25	(56)	(31)	302	(327)	(25)

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	7	(14)	(7)	56	(63)	(7)

1290 VT GAMCO SMALL COMPANY VALUE	IB	278	(361)	(83)	2,472	(2,510)	(38)

1290 VT HIGH YIELD BOND	IB	92	(50)	42	293	(260)	33

1290 VT MICRO CAP	IB	1	(1)	—	9	(11)	(2)

1290 VT SMALL CAP VALUE	IB	77	(123)	(46)	549	(586)	(37)

1290 VT SMARTBETA EQUITY ESG	IB	52	(73)	(21)	380	(359)	21

1290 VT SOCIALLY RESPONSIBLE	IB	30	(35)	(5)	281	(285)	(4)

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	CLASS 4	218	(168)	50	908	(866)	42

EQ/400 MANAGED VOLATILITY	IB	18	(17)	1	104	(99)	5

EQ/500 MANAGED VOLATILITY	IB	35	(32)	3	157	(146)	11

EQ/2000 MANAGED VOLATILITY	IB	15	(12)	3	59	(56)	3

EQ/AB DYNAMIC MODERATE GROWTH	IB	11	(19)	(8)	106	(109)	(3)

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	1	(1)	—	—	—	—

EQ/AB SMALL CAP GROWTH	IB	127	(155)	(28)	856	(843)	13

EQ/AB SUSTAINABLE U.S. THEMATIC	IB	8	(10)	(2)	34	(8)	26

EQ/AGGRESSIVE ALLOCATION	IB	219	(314)	(95)	2,694	(2,716)	(22)

EQ/AGGRESSIVE GROWTH STRATEGY	IB	64	(112)	(48)	508	(537)	(29)

EQ/ALL ASSET GROWTH ALLOCATION	IB	30	(62)	(32)	424	(457)	(33)

EQ/AMERICAN CENTURY MID CAP VALUE	IB	109	(134)	(25)	822	(807)	15

EQ/BALANCED STRATEGY	IB	70	(169)	(99)	1,068	(1,145)	(77)

The accompanying notes are an integral part of these financial statements.

FSA-106

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

		2024			2023
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/CAPITAL GROUP RESEARCH	IB	30	(96)	(66)	585	(638)	(53)

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IB	22	(69)	(47)	280	(325)	(45)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	17	(30)	(13)	141	(146)	(5)

EQ/COMMON STOCK INDEX	IA	55	(287)	(232)	1,392	(1,593)	(201)

EQ/COMMON STOCK INDEX	IB	92	(119)	(27)	957	(957)	—

EQ/CONSERVATIVE ALLOCATION	IB	55	(104)	(49)	583	(630)	(47)

EQ/CONSERVATIVE GROWTH STRATEGY	IB	36	(36)	—	282	(290)	(8)

EQ/CONSERVATIVE STRATEGY	IB	17	(28)	(11)	122	(113)	9

EQ/CONSERVATIVE-PLUS ALLOCATION	IB	85	(168)	(83)	1,089	(1,136)	(47)

EQ/CORE BOND INDEX	IB	252	(185)	67	961	(932)	29

EQ/CORE PLUS BOND	IA	48	(67)	(19)	258	(271)	(13)

EQ/CORE PLUS BOND	IB	69	(67)	2	433	(426)	7

EQ/EMERGING MARKETS EQUITY PLUS	IB	66	(70)	(4)	320	(292)	28

EQ/EQUITY 500 INDEX	IA	161	(248)	(87)	1,027	(1,081)	(54)

EQ/EQUITY 500 INDEX	IB	917	(563)	354	4,678	(4,184)	494

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	165	(242)	(77)	1,571	(1,612)	(41)

EQ/FRANKLIN RISING DIVIDENDS	IB	15	(18)	(3)	189	(186)	3

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	12	(15)	(3)	74	(78)	(4)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	44	(122)	(78)	593	(642)	(49)

EQ/GOLDMAN SACHS MID CAP VALUE	IB	49	(54)	(5)	294	(296)	(2)

EQ/GROWTH STRATEGY	IB	—	—	—	—	—	—

EQ/INTERMEDIATE GOVERNMENT BOND	IA	22	(34)	(12)	124	(124)	—

EQ/INTERMEDIATE GOVERNMENT BOND	IB	17	(21)	(4)	84	(84)	—

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	67	(118)	(51)	718	(764)	(46)

EQ/INTERNATIONAL EQUITY INDEX	IA	127	(235)	(108)	1,092	(1,173)	(81)

The accompanying notes are an integral part of these financial statements.

FSA-107

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

		2024			2023
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/INTERNATIONAL EQUITY INDEX	IB	336	(129)	207	1,037	(845)	192

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	19	(21)	(2)	119	(114)	5

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	57	(115)	(58)	595	(642)	(47)

EQ/INVESCO COMSTOCK	IB	45	(67)	(22)	359	(394)	(35)

EQ/INVESCO GLOBAL	IB	146	(168)	(22)	1,042	(1,021)	21

EQ/INVESCO GLOBAL REAL ASSETS	IB	70	(97)	(27)	486	(487)	(1)

EQ/JANUS ENTERPRISE	IB	123	(189)	(66)	1,197	(1,226)	(29)

EQ/JPMORGAN GROWTH STOCK	IB	297	(411)	(114)	2,424	(2,406)	18

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	175	(159)	16	936	(864)	72

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	10	(18)	(8)	91	(98)	(7)

EQ/LARGE CAP GROWTH INDEX	IB	239	(246)	(7)	1,447	(1,411)	36

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	48	(191)	(143)	958	(1,067)	(109)

EQ/LARGE CAP VALUE INDEX	IB	204	(174)	30	1,021	(973)	48

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	102	(371)	(269)	1,786	(2,004)	(218)

EQ/LAZARD EMERGING MARKETS EQUITY	IB	255	(339)	(84)	2,001	(2,046)	(45)

EQ/LOOMIS SAYLES GROWTH	IB	40	(60)	(20)	230	(239)	(9)

EQ/MFS INTERNATIONAL GROWTH	IB	172	(181)	(9)	1,197	(1,156)	41

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	312	(374)	(62)	2,580	(2,557)	23

EQ/MFS MID CAP FOCUSED GROWTH	IB	145	(140)	5	874	(860)	14

EQ/MFS TECHNOLOGY	IB	179	(129)	50	640	(600)	40

EQ/MFS UTILITIES SERIES	IB	66	(97)	(31)	547	(566)	(19)

EQ/MID CAP INDEX	IB	381	(399)	(18)	2,644	(2,578)	66

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	49	(143)	(94)	749	(816)	(67)

EQ/MODERATE ALLOCATION	IA	283	(946)	(663)	4,680	(5,218)	(538)

EQ/MODERATE ALLOCATION	IB	256	(377)	(121)	2,899	(2,977)	(78)

The accompanying notes are an integral part of these financial statements.

FSA-108

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

		2024			2023
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/MODERATE GROWTH STRATEGY	IB	101	(94)	7	746	(718)	28

EQ/MODERATE-PLUS ALLOCATION	IB	341	(663)	(322)	4,458	(4,581)	(123)

EQ/MONEY MARKET	IA	80,144	(80,467)	(323)	70,202	(69,685)	517

EQ/MONEY MARKET	IB	658,081	(657,416)	665	576,952	(576,809)	143

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	91	(131)	(40)	466	(464)	2

EQ/PIMCO GLOBAL REAL RETURN	IB	98	(120)	(22)	577	(596)	(19)

EQ/PIMCO ULTRA SHORT BOND	IB	107	(121)	(14)	548	(565)	(17)

EQ/QUALITY BOND PLUS	IA	23	(35)	(12)	146	(154)	(8)

EQ/QUALITY BOND PLUS	IB	18	(21)	(3)	118	(122)	(4)

EQ/SMALL COMPANY INDEX	IB	214	(189)	25	1,114	(1,038)	76

EQ/VALUE EQUITY	IB	108	(251)	(143)	1,467	(1,583)	(116)

EQ/WELLINGTON ENERGY	IB	269	(326)	(57)	974	(1,071)	(97)

EQUITABLE CONSERVATIVE GROWTH MF/ETF	IB	18	(28)	(10)	157	(180)	(23)

EQUITABLE GROWTH MF/ETF	IB	17	(4)	13	26	(7)	19

EQUITABLE MODERATE GROWTH MF/ETF	IB	10	(9)	1	38	(21)	17

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	27	(18)	9	121	(110)	11

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	SERVICE CLASS 2	610	(183)	427	1,009	(73)	936

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	66	(48)	18	433	(409)	24

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	40	(46)	(6)	352	(349)	3

INVESCO V.I. HIGH YIELD FUND	SERIES II	81	(59)	22	391	(378)	13

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	10	(15)	(5)	103	(107)	(4)

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	16	(13)	3	60	(55)	5

MACQUARIE VIP HIGH INCOME SERIES	SERVICE CLASS	251	(258)	(7)	1,590	(1,613)	(23)

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	6	(13)	(7)	73	(76)	(3)

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	18	(20)	(2)	118	(108)	10

The accompanying notes are an integral part of these financial statements.

FSA-109

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

		2024			2023
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

MULTIMANAGER AGGRESSIVE EQUITY	IA	52	(284)	(232)	1,362	(1,569)	(207)

MULTIMANAGER AGGRESSIVE EQUITY	IB	18	(21)	(3)	169	(167)	2

MULTIMANAGER CORE BOND	IB	75	(106)	(31)	1,001	(1,434)	(433)

MULTIMANAGER TECHNOLOGY	IB	71	(95)	(24)	454	(447)	7

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	24	(33)	(9)	164	(162)	2

PRINCIPAL EQUITY INCOME ACCOUNT	CLASS 3	9	(5)	4	5	(1)	4

TARGET 2015 ALLOCATION	IB	6	(16)	(10)	78	(86)	(8)

TARGET 2025 ALLOCATION	IB	53	(111)	(58)	468	(488)	(20)

TARGET 2035 ALLOCATION	IB	123	(99)	24	756	(699)	57

TARGET 2045 ALLOCATION	IB	111	(63)	48	688	(634)	54

TARGET 2055 ALLOCATION	IB	117	(52)	65	516	(427)	89

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	111	(110)	1	667	(654)	13

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	74	(109)	(35)	402	(434)	(32)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-110

SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2024

1.	Organization

Separate Account A (“the Account”) was established by Equitable Financial Life Insurance Company (“Equitable Financial”) and is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, EQ Advisors Trust (“EQAT”), Fidelity® Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Ivy Variable Insurance Portfolios, MFS® Variable Insurance Trust, PIMCO Variable Insurance Trust and VanEck VIP Trust, (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. High Yield Fund
•	Invesco V.I. Main Street Mid Cap Fund
•	Invesco V.I. Small Cap Equity Fund

American Funds Insurance Series(®)

•	American Funds Insurance Series® The Bond Fund of America®

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT High Yield Bond
•	1290 VT Micro Cap
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity ESG
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/500 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Dynamic Moderate Growth
•	EQ/AB Short Duration Government Bond
•	EQ/AB Small Cap Growth(1)
•	EQ/AB Sustainable US Thematic
•	EQ/Aggressive Allocation
•	EQ/Aggressive Growth Strategy
•	EQ/All Asset Growth Allocation
•	EQ/American Century Mid Cap Value
•	EQ/Balanced Strategy
•	EQ/Capital Group Research
•	EQ/ClearBridge Large Cap Growth ESG
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Conservative Allocation
•	EQ/Conservative Growth Strategy
•	EQ/Conservative Strategy
•	EQ/Conservative-Plus Allocation
•	EQ/Core Bond Index
•	EQ/Core Plus Bond
•	EQ/Emerging Markets Equity PLUS
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap
•	EQ/Franklin Rising Dividends
•	EQ/Franklin Small Cap Value Managed Volatility
•	EQ/Global Equity Managed Volatility
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Growth Strategy(1)
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Managed Volatility
•	EQ/International Value Managed Volatility
•	EQ/Invesco Comstock
•	EQ/Invesco Global
•	EQ/Invesco Global Real Assets
•	EQ/Janus Enterprise
•	EQ/JPMorgan Growth Stock
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility(1)
•	EQ/Lazard Emerging Markets Equity
•	EQ/Loomis Sayles Growth

FSA-111

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2024

1.	Organization (Continued)

•	EQ/MFS International Growth
•	EQ/MFS International Intrinsic Value
•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS Technology
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Allocation
•	EQ/Moderate Growth Strategy
•	EQ/Moderate-Plus Allocation
•	EQ/Money Market
•	EQ/Morgan Stanley Small Cap Growth
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Ultra Short Bond(1)
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	EQ/Value Equity
•	EQ/Wellington Energy
•	Equitable Conservative Growth MF/ETF
•	Equitable Growth MF/ETF
•	Equitable Moderate Growth MF/ETF
•	Multimanager Aggressive Equity
•	Multimanager Core Bond
•	Multimanager Technology
•	Target 2015 Allocation
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation

Fidelity® Variable Insurance Products

•	Fidelity® VIP Equity-Income Portfolio
•	Fidelity® VIP Investment Grade Bond Portfolio
•	Fidelity® VIP Mid Cap Portfolio

Franklin Templeton Variable Insurance Products Trust

•	Templeton Global Bond VIP Fund

IVY Variable Insurance Portfolios

•	Macquarie VIP High Income Series(2)

MFS® Variable Insurance Trust

•	MFS® Investors Trust Series
•	MFS® Massachusetts Investors Growth Stock Portfolio

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio

Principal Funds

•	Principal Equity Income Account

VanEck VIP Trust

•	VanEck VIP Global Resources Fund

*	An affiliate of Equitable Financial providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 6 of these financial statements.
(1)	Effective June 21, 2024, the Class IA shares of this Variable Investment Option were combined with the Class IB shares of the same Variable Investment Option.
(2)	Formerly known as Delaware Ivy VIP High Income.

The Account is used to fund benefits for variable annuities issued by Equitable Financial including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST® Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts (“Contracts”).

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Financial’s other assets and liabilities. All Contracts are issued by Equitable Financial. The assets of the Account are the property of Equitable Financial. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by Equitable Financial are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”).

FSA-112

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2024

1.	Organization (Concluded)

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under EQUI-VEST® Series 100 through 801, EQUI-VEST® Vantage Series 900, EQUI-VEST® Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST® At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of Equitable Financial’s General Account, and fixed maturity options of Separate Account No. 48.

Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance laws to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits. Equitable Financial’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to

FSA-113

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2024

2.	Significant Accounting Policies (Concluded)

the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by Equitable Financial and may result in additional amounts being transferred into the variable annuity account by Equitable Financial to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Income Taxes

The operations of the Account are included in the federal income tax return of Equitable Financial which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Financial is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. Equitable Financial retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Segment Reporting

The Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of this new standard impacted financial statement disclosures only and did not affect the Separate Account’s financial position or its results of operations.

Equitable Financial has identified its President and the President of Equitable Investment Management Group, LLC (“EIMG”) as the Chief Operating Decision Makers (“CODM”) assessing performance and making decisions about resource allocation for the Separate Account. Separate Account is comprised of multiple subaccounts; each subaccount represents a variable investment option. As an investment company, Separate Account engages in a single line of business, which typically involves managing funds that are segregated from the general assets of the Separate Account’s parent company. The Separate Account is used for products such as variable annuities and life insurance policies, where contractholders can choose from various investment options across different asset classes, which allow contractholders to diversify their portfolios according to their risk tolerance and investment goals.

FSA-114

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2024

4.	Segment Reporting (Concluded)

The CODM determined that each variable investment option makes up one operating segment of the Separate Account. The Separate Account’s variable investment options are pre-determined in accordance with the terms of the prospectus. The financial information provided and reviewed by the CODM is consistent with those presented within the Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.

5.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2024 were as follows:

	Purchases	Sales
1290 VT Convertible Securities	$556,522	$254,672
1290 VT DoubleLine Opportunistic Bond	5,051,171	3,548,509
1290 VT Equity Income	20,565,502	18,728,704
1290 VT GAMCO Mergers & Acquisitions	1,998,145	2,801,280
1290 VT GAMCO Small Company Value	288,054,713	219,462,204
1290 VT High Yield Bond	14,921,348	7,297,319
1290 VT Micro Cap	110,915	233,043
1290 VT Small Cap Value	28,578,356	25,379,665
1290 VT SmartBeta Equity ESG	16,699,202	15,724,775
1290 VT Socially Responsible	16,387,166	14,071,589
American Funds Insurance Series® The Bond Fund of America®	26,227,802	18,482,719
EQ/400 Managed Volatility	9,961,610	5,992,905
EQ/500 Managed Volatility	27,767,292	14,156,206
EQ/2000 Managed Volatility	5,265,023	3,607,460
EQ/AB Dynamic Moderate Growth	3,235,701	3,436,816
EQ/AB Short Duration Government Bond	66,684	68,081
EQ/AB Small Cap Growth	120,237,313	89,408,107
EQ/AB Sustainable U.S. Thematic	1,226,081	1,502,806
EQ/Aggressive Allocation	149,973,601	115,233,449
EQ/Aggressive Growth Strategy	14,312,579	17,617,641
EQ/All Asset Growth Allocation	11,115,102	15,205,885
EQ/American Century Mid Cap Value	50,475,877	38,175,747
EQ/Balanced Strategy	26,273,793	33,049,373
EQ/Capital Group Research	61,289,302	52,051,688
EQ/ClearBridge Large Cap Growth ESG	23,339,636	35,372,210
EQ/ClearBridge Select Equity Managed Volatility	5,452,866	9,823,091
EQ/Common Stock Index	318,840,431	439,316,672
EQ/Conservative Allocation	12,356,486	15,886,738
EQ/Conservative Growth Strategy	7,934,714	5,974,056
EQ/Conservative Strategy	2,563,497	3,597,697
EQ/Conservative-Plus Allocation	29,650,437	33,176,847
EQ/Core Bond Index	33,107,622	23,192,724
EQ/Core Plus Bond	21,047,549	19,975,376
EQ/Emerging Markets Equity PLUS	7,703,620	7,498,676
EQ/Equity 500 Index	735,885,742	599,106,329
EQ/Fidelity Institutional AM® Large Cap	134,198,643	123,203,330
EQ/Franklin Rising Dividends	3,830,830	3,827,023
EQ/Franklin Small Cap Value Managed Volatility	5,013,575	3,866,273
EQ/Global Equity Managed Volatility	66,683,247	54,781,302
EQ/Goldman Sachs Mid Cap Value	18,924,784	16,755,462
EQ/Growth Strategy	137,024	42,094
EQ/Intermediate Government Bond	6,462,219	8,913,619
EQ/International Core Managed Volatility	23,518,935	22,782,720
EQ/International Equity Index	95,308,549	74,520,273
EQ/International Managed Volatility	4,087,317	3,645,903
EQ/International Value Managed Volatility	23,360,294	22,670,152
EQ/Invesco Comstock	32,765,371	25,891,186

FSA-115

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2024

5.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
EQ/Invesco Global	$62,456,844	$54,776,920
EQ/Invesco Global Real Assets	15,524,239	18,880,805
EQ/Janus Enterprise	102,678,264	90,703,327
EQ/JPMorgan Growth Stock	230,721,015	224,221,977
EQ/JPMorgan Value Opportunities	134,386,495	72,313,885
EQ/Large Cap Core Managed Volatility	12,197,128	7,205,261
EQ/Large Cap Growth Index	164,666,142	118,432,611
EQ/Large Cap Growth Managed Volatility	165,364,762	140,409,764
EQ/Large Cap Value Index	51,058,571	33,549,423
EQ/Large Cap Value Managed Volatility	123,185,797	118,538,490
EQ/Lazard Emerging Markets Equity	55,267,068	46,412,411
EQ/Loomis Sayles Growth	51,152,192	40,833,106
EQ/MFS International Growth	79,434,478	58,963,787
EQ/MFS International Intrinsic Value	146,376,100	112,329,988
EQ/MFS Mid Cap Focused Growth	76,685,966	49,302,110
EQ/MFS Technology	202,527,779	106,547,054
EQ/MFS Utilities Series	21,743,085	27,979,441
EQ/Mid Cap Index	227,640,326	157,514,243
EQ/Mid Cap Value Managed Volatility	80,749,798	65,558,035
EQ/Moderate Allocation	204,831,060	230,786,958
EQ/Moderate Growth Strategy	32,274,994	19,858,309
EQ/Moderate-Plus Allocation	203,247,671	192,280,554
EQ/Money Market	932,007,729	921,914,288
EQ/Morgan Stanley Small Cap Growth	11,929,791	18,529,689
EQ/PIMCO Global Real Return	10,590,002	13,172,770
EQ/PIMCO Ultra Short Bond	15,319,897	14,325,191
EQ/Quality Bond PLUS	7,988,934	9,523,749
EQ/Small Company Index	132,021,060	84,132,025
EQ/Value Equity	92,953,506	133,633,952
EQ/Wellington Energy	25,330,888	29,030,061
Equitable Conservative Growth MF/ETF	3,563,533	4,680,494
Equitable Growth MF/ETF	2,129,234	509,879
Equitable Moderate Growth MF/ETF	1,466,987	1,173,341
Fidelity® VIP Equity-Income Portfolio	12,523,682	6,449,022
Fidelity® VIP Investment Grade Bond Portfolio	70,226,238	21,611,560
Fidelity® VIP Mid Cap Portfolio	40,907,714	17,256,264
Invesco V.I. Diversified Dividend Fund	15,940,474	13,649,333
Invesco V.I. High Yield Fund	15,213,853	9,298,026
Invesco V.I. Main Street Mid Cap Fund	3,393,870	4,357,743
Invesco V.I. Small Cap Equity Fund	6,010,962	4,324,244
Macquarie VIP High Income Series	68,516,090	52,366,912
MFS® Investors Trust Series	4,967,501	5,849,084
MFS® Massachusetts Investors Growth Stock Portfolio	16,577,709	11,496,271
Multimanager Aggressive Equity	155,206,590	135,099,804
Multimanager Core Bond	14,301,860	16,588,165
Multimanager Technology	109,285,369	78,213,302
PIMCO CommodityRealReturn® Strategy Portfolio	2,307,020	2,883,786
Principal Equity Income Account	1,168,948	544,576
Target 2015 Allocation	2,552,900	2,526,327
Target 2025 Allocation	20,362,798	23,627,944
Target 2035 Allocation	37,432,237	25,080,727
Target 2045 Allocation	34,875,672	17,727,312
Target 2055 Allocation	24,928,858	11,008,916
Templeton Global Bond VIP Fund	10,267,901	11,103,482
VanEck VIP Global Resources Fund	6,118,887	8,301,368

FSA-116

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2024

6.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares. All share classes issued by EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class IA and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that EQAT, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class IA and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), an indirect wholly-owned subsidiary of Equitable Financial and an affiliate of EIMG. The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, a wholly-owned subsidiary of Equitable Financial, serves as investment adviser of the Portfolios of EQAT. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as administrator of the Portfolios of EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT. Expenses of the Portfolios of EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.54% to a high of 2.57% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable Financial, Equitable Financial Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.40% to 0.60% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment sub-advisor for a number of Portfolios in EQAT including EQ/AB Dynamic Moderate Growth, EQ/AB Short Duration Government Bond, EQ/AB Small Cap Growth, EQ/AB Sustainable U.S. Thematic, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index; as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network LLC, or its subsidiaries (“Equitable Network”). Equitable Network receives commissions under its General Sales Agreement with Equitable Financial and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service-related payments under its Supervisory and Distribution Agreement with

FSA-117

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2024

6.	Expenses and Related Party Transactions (Concluded)

Equitable Financial. The financial professionals are compensated on a commission basis by Equitable Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Financial) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Equitable Financial policies for these companies are appointed as agents of Equitable Financial and are registered representatives of the broker-dealers under contract with Equitable Distributors.

Equitable Financial serves as the transfer agent for EQAT.

7.	Asset-based Charges and Contractowner Charges

	Mortality and Expense Risks	Other Expenses	Financial Accounting	Total
Old Contracts	0.58%	0.16%	—	0.74%
EQUIPLAN® Contracts	0.58%	0.16%	—	0.74%
EQUI-VEST® Series 100
EQ/Money Market,
EQ/Common Stock Index	0.56%	0.60%	0.24%	1.40%

All Other Funds	0.50%	0.60%	0.24%	1.34%

Momentum Contracts
EQ/Money Market,
EQ/Common Stock Index	0.65%	0.60%	0.24%	1.49%

All Other Funds	0.50%	0.60%	0.24%	1.34%

EQUI-VEST® Series 200
EQ/Money Market,
EQ/Common Stock Index	1.15%	0.25%	—	1.40%

All Other Funds	1.09%	0.25%	—	1.34%

EQUI-VEST® Series 201

All Other Funds	0.95%	0.25%	—	1.20%

EQUI-VEST® Series 300 and 400 Contracts
EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
EQ/Moderate Allocation	1.10%	0.25%	—	1.35%

All Other Funds	1.10%	0.24%	—	1.34%

Momentum Plus Contracts

EQUI-VEST®Series 500 Contracts	1.10%	0.25%	—	1.35%

EQUI-VEST® at Retirement	1.20%	0.25%	—	1.45%

1.30% All Funds	0.80%	0.50%	—	1.30%

1.25% All Funds	0.75%	0.50%	—	1.25%

EQUI-VEST®Series 600 and 800 Contracts	0.95%	0.25%	—	1.20%

EQUI-VEST® Vantage Contracts

0.90% All Funds	0.90%	—	—	0.90%

0.70% All Funds	0.70%	—	—	0.70%

0.50% All Funds	0.50%	—	—	0.50%

FSA-118

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2024

7.	Asset-based Charges and Contractowner Charges (Continued)

	Mortality and Expense Risks	Other Expenses	Financial Accounting	Total

EQUI-VEST® Strategies Contracts Series 900

1.20% All Funds	1.20%	—	—	1.20%

0.90% All Funds	0.90%	—	—	0.90%

0.70% All Funds	0.70%	—	—	0.70%

0.50% All Funds	0.50%	—	—	0.50%

0.25% All Funds	0.25%	—	—	0.25%

EQUI-VEST® Strategies Contracts Series 901

0.00% All Funds	0.00%	—	—	0.00%

0.10% All Funds	0.10%	—	—	0.10%

0.25% All Funds	0.25%	—	—	0.25%

0.50% All Funds	0.50%	—	—	0.50%

0.60% All Funds	0.60%	—	—	0.60%

0.70% All Funds	0.70%	—	—	0.70%

0.80% All Funds	0.80%	—	—	0.80%

0.90% All Funds	0.90%	—	—	0.90%

1.00% All Funds	1.00%	—	—	1.00%

1.10% All Funds	1.10%	—	—	1.10%

1.15% All Funds	1.15%	—	—	1.15%

EQUI-VEST® Express Series 700 Contracts	0.70%	0.25%	—	0.95%

EQUI-VEST® Express Series 701 Contracts

1.10% All Funds	0.85%	0.25%	—	1.10%

EQUI-VEST® Series 801 Contracts

1.25% All Funds	1.00%	0.25%	—	1.25%

Variable Immediate Annuity

0.50% All Funds	0.40%	0.10%	—	0.50%

Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUIVEST Series 100/200 and Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and EQ/Moderate Allocation Variable Investment Options and 1.00% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the “Cap”). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from Equitable Financial’s General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by Equitable Financial in Separate Account A.

Direct operating expenses in excess of the cap are absorbed by amounts retained by Equitable Financial in Separate Account A.

For the series 300 and 400 contracts, although the charge is 0.25%, we currently charge 0.24% for all the variable investment options except the EQ/Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and the EQ/Money Market options (we reserve the right to increase this charge to 0.25% for all the variable investment options at our discretion). For series 100 and 200 contracts, this charge is for financial accounting and other administrative services relating to the contracts. For series 100 and 200 contracts, the total Separate Account A annual

FSA-119

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2024

7.	Asset-based Charges and Contractowner Charges (Continued)

expenses of the variable investment options and total annual expenses of the Trust when added together are not permitted to exceed an annual rate of 1.75% for the EQ/Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index, and EQ/Money Market options.

Included as part of “Contract Maintenance Charges” in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Annual Administrative charge	Annual	Low — $0 depending on the product and account value.	Unit liquidation from account value

		High — Depending on account value, $50 if the account value on the last business day of the contract year is less than $100,000.	Unit liquidation from account value

Quarterly Administrative charge		Low — $0 for account values in excess of $25,000.

		High — $7.50 per quarter.	Deducted from retirement account values

Withdrawal Charge	At time of transaction	Low — 5% of withdrawals or contributions made in the current and prior five participation years, whichever is less.	Unit liquidation from account value

High — 7% of contributions withdrawn, declining by 1% each contract years following each contribution.

Exceptions and limitations may eliminate or reduce the withdrawal charge.

Plan Loan charges	At time of transaction	$50 set-up fee and $6.00 quarterly recordkeeping fee	Unit liquidation from account value

Annual Basic Recordkeeping Charge		$300 (prorated for first year)	Billed directly to employer

Variable Immediate Annuity Payout option	At time of transaction	$350 annuity administration fee	Unit liquidation from account value

Charge for third-party transfer or exchange	At time of transaction	$0 to $65	Unit liquidation from account value

Enhanced death benefit charge	Participation date	0.15% of account value	Unit liquidation from account value

Guaranteed Minimum Income Benefit		0.65%	Unit liquidation from account value

Guaranteed Withdrawal Benefit for Life		Low — 0.60% for single life option; 0.75% for joint life option

High — 0.75% for single life; 0.90% for joint life

FSA-120

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2024

7.	Asset-based Charges and Contractowner Charges (Concluded)

Charges	When charge is deducted	Amount deducted	How deducted

Sales Premium and Other Applicable Taxes		Current tax charge varies by jurisdiction and ranges from 0% to 3.5%	Deducted from the amount applied to provide an annuity payout option

Guaranteed minimum death benefit		Standard death benefit (available only with the guaranteed minimum income benefit) - 0.00%	Unit liquidation from

GWBL Standard death benefit — 0.00%

Annual Rachet to age 85 - 0.25% of the Annual Rachet to age 85 benefit base

Greater of 6% Roll-Up to age 85 or Annual Rachet to age 85 - 0.60% of the greater of 6% roll-up to age 85 benefit base, as applicable

GWBL Enhanced death benefit - 0.30% of the GWBL Enhance death benefit base

Personal Income Benefit Charge	Contract/Participation Date Anniversary	1.00% of the Personal Income Benefit account value	Unit liquidation from account value

Managed Account Service Fee	Quarterly	The managed Account Service (“MAS”) Advisory fee is a quarterly fee that can be charged at an annual rate of up to 0.60%. The amount of the fee may be lower and varies among broker-dealers. The fee will be deducted pro rata from the Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. The MAS Advisory fee does not apply to Personal Income Benefit related assets.	Unit liquidation from account value

Wire Transfer Charge	At time of transaction	$90 for outgoing wire transfers	Unit liquidation from account value

Express Mail Charge	At time of transaction	$35 for checks sent by express delivery	Unit liquidation from account value

FSA-121

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

	At the year ended				For the year ended
			Unit Values		Contract Charges			Total Return Ratio***
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Lowest	Highest	Lowest	Highest	Investment Income Ratio**	Lowest	Highest

1290 VT Convertible Securities (Class IB)
2024	7	$1,218	$121.45	$125.10	0.00%	1.35%	1.98%	8.29%	9.78%
2023	6	$833	$112.16	$113.95	0.00%	1.34%	2.64%	12.16%	13.68%
2022	4	$597	$100.00	$124.01	1.20%	1.34%	1.25%	(21.87)%	0.71%
2021	4	$674	$158.47	$158.73	1.20%	1.25%	11.90%	(0.26)%	(0.21)%
2020	4	$630	$158.89	$159.07	1.20%	1.25%	1.74%	37.34%	37.41%

1290 VT DoubleLine Opportunistic Bond (Class IB)
2024	206	$20,908	$100.16	$113.87	0.00%	1.25%	4.72%	1.55%	2.84%
2023	197	$19,800	$98.63	$110.73	0.00%	1.25%	4.37%	5.21%	6.54%
2022	187	$17,729	$93.75	$103.93	0.00%	1.25%	3.19%	(14.47)%	(13.39)%
2021	171	$19,036	$109.61	$120.00	0.00%	1.25%	2.08%	(1.69)%	(0.44)%
2020	149	$16,902	$111.49	$118.00	0.25%	1.25%	2.30%	2.99%	4.04%

1290 VT Equity Income (Class IB)
2024	379	$120,070	$211.01	$303.76	0.00%	1.45%	1.99%	8.20%	9.80%
2023	410	$118,748	$192.17	$280.73	0.00%	1.45%	2.07%	3.89%	5.41%
2022	435	$121,426	$182.31	$270.23	0.00%	1.45%	1.79%	1.57%	3.07%
2021	451	$123,137	$176.88	$266.04	0.00%	1.45%	1.49%	24.56%	26.39%
2020	471	$103,091	$213.59	$259.93	0.25%	1.45%	1.98%	(5.92)%	(4.77)%

1290 VT GAMCO Mergers & Acquisitions (Class IB)
2024	69	$12,875	$183.00	$221.00	0.50%	1.45%	1.79%	7.46%	8.50%
2023	76	$13,337	$173.54	$203.68	0.50%	1.35%	1.78%	8.04%	8.98%
2022	83	$13,386	$160.62	$186.90	0.50%	1.35%	0.33%	(7.28)%	(6.49)%
2021	87	$15,284	$173.24	$199.88	0.50%	1.35%	0.66%	9.88%	10.83%
2020	94	$14,711	$157.66	$180.35	0.50%	1.35%	0.17%	(2.63)%	(1.79)%

1290 VT GAMCO Small Company Value (Class IB)
2024	2,939	$1,697,503	$239.92	$564.50	0.00%	1.45%	0.60%	9.95%	11.58%
2023	3,022	$1,582,314	$215.02	$513.41	0.00%	1.45%	0.64%	19.30%	21.05%
2022	3,060	$1,338,922	$177.63	$430.36	0.00%	1.45%	0.54%	(11.97)%	(10.68)%
2021	3,061	$1,515,342	$198.87	$488.88	0.00%	1.45%	0.64%	23.32%	25.14%
2020	3,116	$1,247,173	$158.92	$396.42	0.00%	1.45%	0.77%	7.92%	9.51%

1290 VT High Yield Bond (Class IB)
2024	320	$44,284	$136.00	$152.90	0.00%	1.34%	6.52%	6.08%	7.52%
2023	278	$36,385	$128.20	$142.20	0.00%	1.34%	6.52%	10.91%	12.42%
2022	245	$28,838	$115.59	$126.49	0.00%	1.34%	5.30%	(11.43)%	(10.24)%
2021	237	$31,151	$130.51	$140.92	0.00%	1.34%	4.69%	2.55%	3.95%
2020	194	$25,180	$127.26	$138.41	0.25%	1.34%	5.10%	5.03%	6.18%

FSA-122

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
			Unit Values		Contract Charges			Total Return Ratio***
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Lowest	Highest	Lowest	Highest	Investment Income Ratio**	Lowest	Highest

1290 VT Micro Cap (Class IB)
2024	8	$1,292	$167.80	$168.33	1.20%	1.25%	0.28%	18.58%	18.64%
2023	8	$1,189	$141.51	$141.88	1.20%	1.25%	0.50%	6.21%	6.27%
2022	10	$1,338	$133.23	$133.51	1.20%	1.25%	0.16%	(26.86)%	(26.82)%
2021	10	$1,697	$182.15	$182.44	1.20%	1.25%	0.00%	9.50%	9.55%
2020	5	$854	$166.34	$166.53	1.20%	1.25%	0.05%	48.35%	48.42%

1290 VT Small Cap Value (Class IB)
2024	846	$175,205	$225.81	$261.00	0.00%	1.45%	1.45%	19.04%	20.81%
2023	892	$154,645	$189.69	$216.05	0.00%	1.45%	1.17%	4.21%	5.74%
2022	929	$153,013	$182.02	$204.33	0.00%	1.45%	0.44%	(1.36)%	0.09%
2021	935	$156,714	$184.53	$204.15	0.00%	1.45%	1.11%	36.56%	38.57%
2020	931	$114,159	$133.38	$135.13	0.25%	1.45%	2.69%	(1.78)%	28.84%

1290 VT SmartBeta Equity ESG (Class IB)
2024	423	$88,292	$166.61	$245.01	0.00%	1.45%	0.92%	14.67%	16.37%
2023	444	$80,398	$145.29	$210.55	0.00%	1.45%	1.38%	14.87%	16.56%
2022	423	$66,347	$126.48	$180.64	0.00%	1.45%	1.23%	(15.80)%	(14.56)%
2021	404	$74,883	$150.22	$198.81	0.25%	1.45%	1.29%	21.30%	22.78%
2020	396	$60,230	$123.84	$161.92	0.25%	1.45%	0.98%	10.70%	18.29%

1290 VT Socially Responsible (Class IB)
2024	347	$125,790	$313.08	$452.02	0.00%	1.45%	0.46%	19.90%	21.68%
2023	352	$106,836	$257.30	$376.99	0.00%	1.45%	0.76%	25.65%	27.50%
2022	356	$85,773	$201.81	$300.02	0.00%	1.45%	0.65%	(23.24)%	(22.11)%
2021	346	$108,352	$259.09	$390.84	0.00%	1.45%	0.49%	28.42%	30.31%
2020	328	$80,141	$198.83	$304.34	0.00%	1.45%	0.81%	18.22%	19.96%

American Funds Insurance Series® The Bond Fund of America® (Class 4)
2024	927	$95,037	$99.08	$114.34	0.00%	1.45%	4.08%	(0.50)%	0.98%
2023	877	$90,189	$99.58	$113.23	0.00%	1.45%	3.37%	3.21%	4.72%
2022	835	$82,925	$96.48	$108.43	0.25%	1.45%	2.76%	(14.01)%	(12.96)%
2021	807	$92,711	$112.20	$124.58	0.25%	1.45%	1.26%	(2.03)%	(0.84)%
2020	719	$84,167	$114.52	$125.63	0.25%	1.45%	2.14%	7.79%	9.11%

EQ/400 Managed Volatility (Class IB)
2024	117	$38,447	$227.21	$256.05	0.00%	1.45%	1.09%	11.24%	12.89%
2023	116	$33,871	$201.27	$230.18	0.00%	1.45%	1.21%	13.77%	15.43%
2022	111	$28,243	$174.36	$202.32	0.00%	1.45%	0.78%	(16.74)%	(15.51)%
2021	105	$32,487	$206.37	$242.99	0.00%	1.45%	0.41%	21.88%	23.67%
2020	94	$24,097	$199.37	$264.86	0.25%	1.45%	0.73%	11.80%	13.16%

EQ/500 Managed Volatility (Class IB)
2024	177	$79,234	$308.84	$473.62	0.00%	1.34%	1.12%	22.24%	23.91%
2023	174	$63,177	$249.25	$387.45	0.00%	1.34%	1.18%	23.57%	25.24%
2022	163	$48,048	$199.01	$313.54	0.00%	1.34%	0.86%	(21.06)%	(19.99)%
2021	151	$57,161	$248.73	$397.19	0.00%	1.34%	0.58%	25.90%	27.61%
2020	143	$42,840	$315.48	$316.96	0.25%	1.34%	1.03%	15.45%	16.73%

EQ/2000 Managed Volatility (Class IB)
2024	69	$18,468	$199.22	$292.30	0.00%	1.34%	1.44%	9.18%	10.67%
2023	66	$16,484	$180.01	$267.72	0.00%	1.34%	1.31%	14.43%	15.98%
2022	63	$13,462	$155.21	$233.96	0.00%	1.34%	0.77%	(23.44)%	(22.41)%
2021	56	$16,121	$200.03	$305.61	0.00%	1.34%	0.40%	12.40%	13.93%
2020	50	$12,408	$258.85	$271.89	0.25%	1.34%	0.84%	17.70%	19.00%

FSA-123

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
			Unit Values		Contract Charges			Total Return Ratio***
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Lowest	Highest	Lowest	Highest	Investment Income Ratio**	Lowest	Highest

EQ/AB Dynamic Moderate Growth (Class IB)
2024	103	$17,804	$169.58	$194.85	0.25%	1.34%	1.62%	9.31%	10.53%
2023	111	$17,527	$155.13	$176.28	0.25%	1.34%	1.03%	11.42%	12.65%
2022	114	$16,367	$139.23	$156.49	0.25%	1.34%	0.56%	(15.77)%	(14.84)%
2021	125	$20,919	$165.29	$183.76	0.25%	1.34%	1.47%	10.52%	11.74%
2020	127	$19,423	$149.55	$164.45	0.25%	1.34%	0.80%	3.03%	4.17%

EQ/AB Short Duration Government Bond (Class IB)
2024	—	$19	$100.46	$100.46	1.30%	1.30%	2.25%	3.04%	3.04%
2023	—	$20	$97.50	$97.50	1.30%	1.30%	0.02%	2.98%	2.98%
2022	—	$—	$94.68	$94.68	1.30%	1.30%	0.00%	(3.11)%	(3.11)%

EQ/AB Small Cap Growth (Class IB)
2024	1,083	$595,929	$236.17	$470.05	0.00%	1.45%	0.29%	12.25%	13.91%
2023	555	$220,024	$207.33	$326.02	0.00%	1.30%	0.26%	16.22%	17.73%
2022	513	$175,131	$176.11	$280.53	0.00%	1.30%	0.15%	(29.38)%	(28.46)%
2021	368	$176,553	$246.17	$397.24	0.00%	1.30%	0.00%	11.47%	12.92%
2020	340	$147,718	$356.38	$406.55	0.25%	1.30%	0.08%	34.32%	35.72%

EQ/AB Sustainable US Thematic (Class IB)
2024	26	$3,613	$135.30	$139.33	0.00%	1.34%	0.13%	8.86%	10.34%
2023	28	$3,492	$124.29	$125.53	0.50%	1.34%	0.59%	18.89%	19.91%
2022	2	$263	$104.54	$104.56	1.20%	1.34%	0.25%	4.04%	4.06%

EQ/Aggressive Allocation (Class IB)
2024	3,109	$1,047,594	$218.15	$319.59	0.00%	1.45%	2.17%	12.08%	13.73%
2023	3,204	$959,693	$191.81	$285.15	0.00%	1.45%	1.40%	16.73%	18.44%
2022	3,226	$825,481	$161.95	$244.29	0.00%	1.45%	0.89%	(19.54)%	(18.36)%
2021	3,221	$1,020,027	$198.37	$303.62	0.00%	1.45%	4.14%	15.48%	17.18%
2020	3,262	$891,082	$262.91	$323.95	0.25%	1.45%	2.85%	13.73%	15.11%

EQ/Aggressive Growth Strategy (Class IB)
2024	524	$79,833	$150.57	$161.06	0.00%	1.45%	2.21%	12.45%	14.11%
2023	572	$77,302	$134.44	$141.15	0.00%	1.34%	1.30%	16.63%	18.22%
2022	601	$69,451	$115.27	$119.40	0.00%	1.34%	0.84%	(19.44)%	(18.35)%
2021	583	$83,648	$143.08	$146.23	0.00%	1.34%	2.52%	15.23%	16.81%
2020	599	$74,264	$124.17	$125.00	0.25%	1.34%	2.12%	15.24%	15.96%

EQ/All Asset Growth Allocation (Class IB)
2024	410	$93,490	$184.85	$221.07	0.00%	1.45%	2.27%	9.54%	11.17%
2023	442	$92,230	$201.81	$239.94	0.25%	1.45%	1.83%	12.51%	13.88%
2022	475	$87,828	$179.37	$210.70	0.25%	1.45%	1.30%	(15.71)%	(14.69)%
2021	484	$106,161	$212.81	$246.98	0.25%	1.45%	3.94%	9.32%	10.65%
2020	494	$98,721	$194.67	$223.21	0.25%	1.45%	1.59%	10.66%	12.00%

EQ/American Century Mid Cap Value (Class IB)
2024	950	$260,617	$165.80	$213.66	0.00%	1.45%	1.83%	6.75%	8.34%
2023	975	$247,091	$155.31	$197.22	0.00%	1.45%	1.72%	4.47%	6.00%
2022	960	$229,777	$148.67	$186.06	0.00%	1.45%	2.97%	(2.91)%	(1.49)%
2021	906	$223,775	$153.13	$188.88	0.00%	1.45%	1.16%	21.22%	23.01%
2020	884	$177,823	$126.32	$153.55	0.00%	1.45%	1.45%	1.33%	20.52%

FSA-124

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
			Unit Values		Contract Charges			Total Return Ratio***
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Lowest	Highest	Lowest	Highest	Investment Income Ratio**	Lowest	Highest

EQ/Balanced Strategy (Class IB)
2024	1,082	$197,674	$163.53	$167.39	0.00%	1.45%	2.58%	7.56%	9.14%
2023	1,181	$200,352	$149.83	$155.63	0.00%	1.45%	1.51%	11.59%	13.22%
2022	1,258	$191,003	$132.33	$139.47	0.00%	1.45%	0.92%	(16.79)%	(15.56)%
2021	1,338	$244,542	$156.72	$167.61	0.00%	1.45%	2.17%	7.90%	9.49%
2020	804	$142,981	$155.34	$172.46	0.25%	1.45%	1.79%	9.60%	10.93%

EQ/Capital Group Research (Class IB)
2024	684	$371,104	$573.34	$654.60	0.50%	1.45%	1.62%	27.98%	29.22%
2023	750	$318,293	$448.00	$506.59	0.50%	1.45%	0.34%	21.21%	22.37%
2022	803	$281,644	$369.61	$413.97	0.50%	1.45%	0.17%	(20.15)%	(19.38)%
2021	835	$367,870	$462.90	$513.51	0.50%	1.45%	0.00%	21.28%	22.45%
2020	888	$323,530	$381.68	$419.36	0.50%	1.45%	0.12%	21.48%	22.65%

EQ/ClearBridge Large Cap Growth ESG (Class IB)
2024	359	$184,150	$490.86	$594.93	0.70%	1.45%	0.00%	24.91%	25.86%
2023	406	$166,346	$392.98	$472.69	0.70%	1.45%	0.00%	43.77%	44.86%
2022	451	$128,293	$273.34	$326.30	0.70%	1.45%	0.00%	(33.10)%	(32.59)%
2021	478	$203,115	$408.57	$484.06	0.70%	1.45%	0.00%	19.95%	20.87%
2020	524	$185,537	$340.61	$400.49	0.70%	1.45%	0.00%	28.96%	29.94%

EQ/ClearBridge Select Equity Managed Volatility (Class IB)
2024	165	$54,453	$293.89	$322.19	0.00%	1.45%	0.32%	20.65%	22.43%
2023	178	$48,537	$240.04	$267.04	0.00%	1.45%	0.60%	22.81%	24.61%
2022	183	$40,723	$192.64	$217.45	0.00%	1.45%	0.36%	(28.12)%	(27.06)%
2021	185	$57,622	$264.12	$302.53	0.00%	1.45%	0.45%	23.31%	25.12%
2020	169	$42,377	$245.34	$291.74	0.25%	1.45%	0.02%	34.12%	35.76%

EQ/Common Stock Index (Class IA)
2024	1,893	$2,518,010	$416.68	$649.30	0.70%	1.45%	0.74%	21.28%	22.21%
2023	2,125	$2,322,667	$343.57	$531.32	0.70%	1.45%	1.10%	23.32%	24.26%
2022	2,326	$2,054,392	$278.59	$427.59	0.70%	1.45%	0.76%	(20.66)%	(20.05)%
2021	2,511	$2,785,672	$351.13	$534.85	0.70%	1.45%	0.68%	23.12%	24.05%
2020	2,725	$2,450,370	$285.19	$431.14	0.70%	1.45%	1.11%	18.03%	18.93%

EQ/Common Stock Index (Class IB)
2024	959	$395,723	$309.58	$376.01	0.00%	1.30%	0.74%	21.48%	23.07%
2023	986	$333,483	$251.55	$309.52	0.00%	1.30%	1.10%	23.53%	25.13%
2022	986	$269,305	$201.03	$250.57	0.00%	1.30%	0.76%	(20.52)%	(19.49)%
2021	987	$337,941	$249.69	$315.28	0.00%	1.30%	0.68%	23.32%	24.93%
2020	982	$272,610	$255.66	$295.13	0.25%	1.30%	1.11%	18.24%	19.47%

EQ/Conservative Allocation (Class iB)
2024	577	$82,673	$125.72	$138.54	0.00%	1.45%	2.98%	3.11%	4.64%
2023	626	$86,447	$120.15	$134.36	0.00%	1.45%	2.32%	6.39%	7.94%
2022	673	$86,806	$111.31	$126.29	0.00%	1.45%	1.40%	(13.86)%	(12.60)%
2021	712	$106,787	$127.35	$146.61	0.00%	1.45%	1.41%	1.22%	2.71%
2020	730	$107,631	$144.85	$178.47	0.25%	1.45%	1.81%	5.76%	7.05%

EQ/Conservative Growth Strategy (Class IB)
2024	269	$42,434	$149.74	$149.81	0.00%	1.34%	2.83%	6.18%	7.63%
2023	269	$40,101	$139.12	$141.09	0.00%	1.34%	1.57%	10.09%	11.58%
2022	277	$37,479	$124.68	$128.16	0.00%	1.34%	0.95%	(15.66)%	(14.52)%
2021	282	$44,995	$151.96	$168.94	0.25%	1.34%	1.59%	5.65%	6.82%
2020	269	$40,570	$143.83	$158.15	0.25%	1.34%	1.73%	8.47%	9.67%

FSA-125

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
			Unit Values		Contract Charges			Total Return Ratio***
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Lowest	Highest	Lowest	Highest	Investment Income Ratio**	Lowest	Highest

EQ/Conservative Strategy (Class IB)
2024	110	$13,481	$116.17	$125.35	0.00%	1.34%	2.89%	3.38%	4.79%
2023	121	$14,408	$112.37	$119.62	0.00%	1.34%	1.75%	6.84%	8.29%
2022	112	$12,459	$105.18	$110.46	0.00%	1.34%	1.05%	(13.45)%	(12.27)%
2021	104	$13,257	$121.52	$125.91	0.00%	1.34%	1.08%	1.09%	2.46%
2020	103	$13,042	$120.21	$132.18	0.25%	1.34%	1.63%	5.88%	9.12%

EQ/Conservative-Plus Allocation (Class IB)
2024	1,108	$202,487	$147.69	$175.77	0.00%	1.45%	2.68%	5.47%	7.03%
2023	1,191	$205,614	$137.99	$166.66	0.00%	1.45%	2.03%	9.32%	10.92%
2022	1,238	$194,742	$124.40	$152.45	0.00%	1.45%	1.26%	(15.79)%	(14.55)%
2021	1,290	$240,230	$145.58	$181.03	0.00%	1.45%	2.09%	5.18%	6.73%
2020	1,334	$235,473	$172.11	$212.06	0.25%	1.45%	2.06%	8.40%	9.71%

EQ/Core Bond Index (Class IB)
2024	1,205	$139,835	$110.12	$110.25	0.00%	1.45%	2.55%	0.93%	2.42%
2023	1,138	$130,145	$107.64	$109.11	0.00%	1.45%	2.13%	3.05%	4.56%
2022	1,109	$122,602	$102.95	$105.88	0.00%	1.45%	1.62%	(10.07)%	(8.74)%
2021	1,123	$137,703	$112.81	$117.73	0.00%	1.45%	1.44%	(3.52)%	(2.09)%
2020	1,076	$136,012	$122.02	$153.70	0.25%	1.45%	1.51%	4.53%	5.80%

EQ/Core Plus Bond (Class IA)
2024	378	$62,457	$95.91	$126.02	0.70%	1.45%	5.03%	(2.12)%	(1.38)%
2023	397	$67,041	$97.99	$127.78	0.70%	1.45%	2.37%	3.02%	3.79%
2022	410	$66,853	$95.12	$123.11	0.70%	1.45%	2.38%	(14.20)%	(13.54)%
2021	431	$81,821	$110.86	$142.39	0.70%	1.45%	1.59%	(3.10)%	(2.37)%
2020	293	$57,557	$114.41	$145.85	0.70%	1.45%	2.14%	13.20%	14.06%

EQ/Core Plus Bond (Class IB)
2024	462	$47,884	$95.45	$112.83	0.00%	1.30%	5.03%	(1.96)%	(0.67)%
2023	460	$48,665	$97.36	$113.59	0.00%	1.30%	2.37%	3.18%	4.53%
2022	453	$46,497	$94.36	$108.67	0.00%	1.30%	2.38%	(14.05)%	(12.94)%
2021	452	$53,761	$109.79	$171.41	0.25%	1.30%	1.59%	(2.94)%	(1.93)%
2020	248	$30,595	$113.12	$166.13	0.50%	1.30%	2.14%	13.39%	14.29%

EQ/Emerging Markets Equity PLUS (Class IB)
2024	328	$34,186	$100.54	$144.13	0.00%	1.45%	2.17%	2.46%	3.97%
2023	332	$33,375	$98.13	$138.63	0.00%	1.45%	2.58%	8.77%	10.37%
2022	304	$28,254	$90.22	$125.60	0.00%	1.45%	2.20%	(18.77)%	(17.58)%
2021	269	$30,400	$111.07	$152.39	0.00%	1.45%	1.31%	(2.02)%	(0.58)%
2020	199	$22,957	$113.36	$124.35	0.25%	1.45%	1.29%	12.42%	13.78%

EQ/Equity 500 Index (Class IA)
2024	1,562	$1,984,507	$487.11	$752.60	0.70%	1.45%	0.89%	22.50%	23.44%
2023	1,649	$1,706,712	$397.63	$609.68	0.70%	1.45%	1.14%	23.76%	24.70%
2022	1,703	$1,424,313	$321.29	$488.93	0.70%	1.45%	1.08%	(19.72)%	(19.11)%
2021	1,743	$1,817,257	$400.20	$604.42	0.70%	1.45%	0.87%	26.12%	27.08%
2020	1,801	$1,489,028	$317.32	$475.63	0.70%	1.45%	1.32%	16.06%	16.95%

EQ/Equity 500 Index (Class IB)
2024	5,042	$2,505,553	$326.56	$433.96	0.00%	1.30%	0.89%	22.71%	24.31%
2023	4,688	$1,891,832	$262.69	$353.65	0.00%	1.30%	1.14%	23.96%	25.57%
2022	4,194	$1,359,501	$209.19	$285.29	0.00%	1.30%	1.08%	(19.58)%	(18.54)%
2021	3,680	$1,477,455	$256.80	$354.77	0.00%	1.30%	0.87%	26.33%	27.98%
2020	3,301	$1,044,541	$280.83	$331.16	0.25%	1.30%	1.32%	16.25%	17.47%

FSA-126

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
			Unit Values		Contract Charges			Total Return Ratio***
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Lowest	Highest	Lowest	Highest	Investment Income Ratio**	Lowest	Highest

EQ/Fidelity Institutional AM® Large Cap (Class IB)
2024	1,733	$852,715	$326.43	$405.88	0.00%	1.45%	0.37%	22.70%	24.51%
2023	1,810	$726,220	$262.17	$330.80	0.00%	1.45%	0.45%	29.49%	31.38%
2022	1,851	$573,675	$199.55	$255.47	0.00%	1.45%	0.51%	(22.21)%	(21.06)%
2021	1,824	$725,547	$252.79	$328.40	0.00%	1.45%	0.39%	23.40%	25.22%
2020	1,887	$607,465	$266.12	$341.60	0.25%	1.45%	0.71%	24.49%	26.01%

EQ/Franklin Rising Dividends (Class IB)
2024	172	$31,233	$182.10	$182.67	1.20%	1.25%	0.87%	9.40%	9.45%
2023	175	$29,255	$166.46	$166.90	1.20%	1.25%	1.12%	10.73%	10.79%
2022	172	$25,985	$150.33	$150.65	1.20%	1.25%	0.81%	(11.73)%	(11.68)%
2021	152	$25,837	$170.30	$170.58	1.20%	1.25%	0.71%	25.19%	25.26%
2020	140	$19,082	$136.03	$136.18	1.20%	1.25%	1.11%	14.73%	14.78%

EQ/Franklin Small Cap Value Managed Volatility (Class IB)
2024	94	$23,897	$209.39	$244.32	0.00%	1.34%	1.22%	9.59%	11.08%
2023	97	$22,596	$188.50	$222.94	0.00%	1.34%	1.13%	12.52%	14.05%
2022	101	$20,876	$165.28	$198.13	0.00%	1.34%	0.44%	(18.20)%	(17.09)%
2021	104	$25,749	$199.36	$242.22	0.00%	1.34%	0.37%	18.03%	19.64%
2020	103	$21,625	$205.22	$240.17	0.25%	1.34%	0.73%	10.83%	12.05%

EQ/Global Equity Managed Volatility (Class IB)
2024	939	$399,689	$205.71	$530.45	0.00%	1.45%	1.24%	10.98%	12.63%
2023	1,017	$387,371	$182.65	$477.96	0.00%	1.45%	0.88%	19.58%	21.33%
2022	1,066	$339,266	$150.54	$399.70	0.00%	1.45%	0.35%	(22.09)%	(20.94)%
2021	1,094	$445,838	$190.42	$513.03	0.00%	1.45%	0.89%	14.21%	15.89%
2020	1,151	$409,196	$449.19	$493.32	0.25%	1.45%	0.65%	12.62%	13.99%

EQ/Goldman Sachs Mid Cap Value (Class IB)
2024	338	$99,059	$221.62	$263.77	0.00%	1.45%	0.80%	10.28%	11.91%
2023	343	$91,432	$198.03	$239.18	0.00%	1.45%	0.75%	9.62%	11.22%
2022	345	$82,590	$178.05	$218.20	0.00%	1.45%	0.63%	(11.90)%	(10.61)%
2021	332	$90,148	$199.18	$247.68	0.00%	1.45%	0.26%	28.61%	30.50%
2020	333	$69,453	$194.67	$252.05	0.25%	1.34%	0.63%	7.03%	8.21%

EQ/Growth Strategy (Class IB)
2024	8	$1,806	$251.21	$257.12	1.10%	1.25%	2.43%	10.97%	11.14%
2023	8	$1,647	$226.37	$231.34	1.10%	1.25%	1.41%	15.05%	15.22%
2022	8	$1,451	$196.76	$200.78	1.10%	1.25%	0.86%	(18.47)%	(18.34)%
2021	8	$1,804	$241.32	$245.87	1.10%	1.25%	2.25%	12.90%	13.07%
2020	8	$1,580	$213.75	$217.45	1.10%	1.25%	2.09%	12.19%	12.36%

EQ/Intermediate Government Bond (Class IA)
2024	184	$29,698	$129.10	$164.22	0.70%	1.45%	2.46%	0.91%	1.68%
2023	196	$31,382	$127.93	$161.50	0.70%	1.45%	2.71%	2.37%	3.15%
2022	196	$30,182	$124.97	$156.57	0.70%	1.45%	0.91%	(8.98)%	(8.29)%
2021	208	$35,700	$137.30	$170.72	0.70%	1.45%	0.69%	(3.55)%	(2.82)%
2020	227	$40,039	$142.35	$175.67	0.70%	1.45%	0.97%	2.79%	3.57%

EQ/Intermediate Government Bond (Class IB)
2024	78	$9,248	$101.35	$105.29	0.00%	1.30%	2.46%	1.08%	2.40%
2023	82	$10,047	$100.27	$102.82	0.00%	1.30%	2.71%	2.54%	3.87%
2022	82	$9,523	$97.79	$98.99	0.00%	1.30%	0.91%	(8.83)%	(7.64)%
2021	95	$12,021	$107.18	$107.26	0.00%	1.30%	0.69%	(3.39)%	(2.13)%
2020	102	$13,215	$109.51	$111.02	0.00%	1.30%	0.97%	2.96%	4.30%

FSA-127

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
			Unit Values		Contract Charges			Total Return Ratio***
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Lowest	Highest	Lowest	Highest	Investment Income Ratio**	Lowest	Highest

EQ/International Core Managed Volatility (Class IB)
2024	967	$163,040	$157.86	$199.38	0.00%	1.45%	2.15%	1.78%	3.28%
2023	1,018	$168,378	$152.84	$195.90	0.00%	1.45%	1.75%	15.09%	16.78%
2022	1,064	$152,486	$114.87	$170.21	0.40%	1.45%	1.24%	(15.36)%	(14.46)%
2021	1,081	$182,595	$134.29	$201.11	0.40%	1.45%	2.29%	8.44%	9.59%
2020	1,122	$174,458	$122.54	$185.46	0.40%	1.45%	1.41%	6.89%	8.03%

EQ/International Equity Index (Class IA)
2024	1,688	$331,511	$149.89	$205.55	0.70%	1.45%	3.00%	3.34%	4.13%
2023	1,796	$340,660	$145.05	$197.40	0.70%	1.45%	2.94%	17.34%	18.22%
2022	1,877	$302,628	$123.62	$166.97	0.70%	1.45%	2.56%	(13.18)%	(12.52)%
2021	1,899	$352,221	$142.39	$190.87	0.70%	1.45%	3.25%	9.34%	10.17%
2020	1,954	$331,059	$130.23	$173.25	0.70%	1.45%	1.98%	2.33%	3.11%

EQ/International Equity Index (Class IB)
2024	1,189	$185,363	$115.22	$161.25	0.00%	1.30%	3.00%	3.51%	4.87%
2023	982	$147,190	$111.31	$153.76	0.00%	1.30%	2.94%	17.54%	19.06%
2022	790	$99,993	$94.70	$129.15	0.00%	1.30%	2.56%	(13.04)%	(11.90)%
2021	598	$86,293	$108.90	$146.60	0.00%	1.30%	3.25%	9.51%	10.94%
2020	446	$58,254	$99.44	$155.16	0.25%	1.30%	1.98%	2.49%	3.57%

EQ/International Managed Volatility (Class IB)
2024	131	$20,059	$151.69	$155.06	0.00%	1.34%	2.59%	1.29%	2.67%
2023	133	$19,925	$147.74	$153.09	0.00%	1.34%	2.33%	15.33%	16.88%
2022	128	$16,636	$126.40	$132.74	0.00%	1.34%	1.15%	(16.13)%	(14.99)%
2021	117	$18,230	$158.27	$167.96	0.25%	1.34%	3.23%	9.17%	10.38%
2020	112	$16,134	$144.97	$152.17	0.25%	1.34%	1.70%	5.20%	6.37%

EQ/International Value Managed Volatility (Class IB)
2024	953	$162,818	$147.99	$180.56	0.00%	1.45%	2.33%	(0.04)%	1.43%
2023	1,011	$172,543	$145.90	$180.64	0.00%	1.45%	2.10%	16.88%	18.59%
2022	1,058	$154,418	$123.03	$154.55	0.00%	1.45%	1.58%	(14.91)%	(13.66)%
2021	1,079	$184,386	$174.47	$181.63	0.25%	1.45%	2.17%	8.71%	10.04%
2020	1,119	$175,586	$158.55	$167.07	0.25%	1.45%	1.38%	2.68%	3.93%

EQ/Invesco Comstock (Class IB)
2024	458	$163,483	$255.12	$344.82	0.00%	1.45%	1.46%	13.18%	14.85%
2023	480	$151,602	$222.13	$304.67	0.00%	1.45%	1.59%	10.38%	12.00%
2022	515	$146,664	$198.33	$276.02	0.00%	1.45%	1.62%	(0.95)%	0.51%
2021	519	$148,952	$197.33	$278.66	0.00%	1.45%	1.14%	31.08%	33.00%
2020	543	$118,461	$212.59	$256.99	0.25%	1.45%	2.00%	(2.21)%	(1.01)%

EQ/Invesco Global (Class IB)
2024	1,233	$377,936	$239.30	$294.96	0.00%	1.45%	0.00%	14.12%	15.81%
2023	1,255	$335,957	$206.64	$258.47	0.00%	1.45%	0.00%	31.89%	33.83%
2022	1,234	$249,495	$154.40	$195.97	0.00%	1.45%	0.00%	(33.01)%	(32.02)%
2021	1,170	$352,276	$227.14	$292.52	0.00%	1.45%	0.00%	13.41%	15.07%
2020	1,140	$301,714	$257.94	$306.75	0.25%	1.45%	0.00%	25.20%	26.72%

EQ/Invesco Global Real Assets (Class IB)
2024	549	$99,136	$139.35	$149.94	0.00%	1.45%	2.27%	(1.22)%	0.24%
2023	576	$104,808	$139.01	$151.79	0.00%	1.45%	2.22%	8.54%	10.13%
2022	577	$96,588	$126.22	$139.85	0.00%	1.45%	1.62%	(10.32)%	(9.00)%
2021	590	$109,607	$138.70	$155.94	0.00%	1.45%	3.05%	19.25%	21.00%
2020	581	$90,298	$130.77	$172.44	0.25%	1.45%	2.50%	(13.48)%	(12.43)%

FSA-128

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
			Unit Values		Contract Charges			Total Return Ratio***
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Lowest	Highest	Lowest	Highest	Investment Income Ratio**	Lowest	Highest

EQ/Janus Enterprise (Class IB)
2024	1,440	$647,345	$262.64	$453.94	0.00%	1.45%	0.01%	12.48%	14.14%
2023	1,506	$601,690	$230.10	$403.58	0.00%	1.45%	0.03%	15.33%	17.02%
2022	1,535	$530,551	$196.63	$349.94	0.00%	1.45%	0.00%	(17.79)%	(16.58)%
2021	1,544	$649,747	$235.72	$425.67	0.00%	1.45%	0.10%	15.15%	16.84%
2020	1,585	$578,610	$369.68	$446.87	0.25%	1.45%	0.00%	17.09%	18.52%

EQ/JPMorgan Growth Stock (Class IB)
2024	2,861	$1,591,836	$339.49	$534.49	0.00%	1.45%	0.00%	31.83%	33.78%
2023	2,975	$1,249,813	$253.76	$405.44	0.00%	1.45%	0.00%	44.21%	46.32%
2022	2,957	$857,839	$173.43	$281.14	0.00%	1.45%	0.00%	(39.53)%	(38.64)%
2021	2,844	$1,358,397	$282.63	$464.91	0.00%	1.45%	0.00%	12.18%	13.83%
2020	2,818	$1,196,150	$414.44	$504.34	0.25%	1.45%	0.00%	34.58%	36.21%

EQ/JPMorgan Value Opportunities (Class IB)
2024	1,119	$487,244	$271.18	$384.19	0.00%	1.45%	1.18%	13.74%	15.43%
2023	1,103	$421,450	$234.94	$337.77	0.00%	1.45%	1.47%	9.31%	10.92%
2022	1,031	$361,316	$211.81	$308.99	0.00%	1.45%	1.12%	(1.22)%	0.23%
2021	899	$320,956	$211.33	$312.81	0.00%	1.45%	0.72%	21.41%	23.20%
2020	813	$239,444	$257.64	$334.07	0.25%	1.45%	1.17%	9.46%	10.80%

EQ/Large Cap Core Managed Volatility (Class IB)
2024	123	$46,869	$305.62	$361.47	0.00%	1.45%	0.99%	21.83%	23.64%
2023	131	$40,965	$247.19	$296.69	0.00%	1.45%	1.75%	22.14%	23.94%
2022	138	$35,115	$199.45	$242.90	0.00%	1.45%	0.01%	(19.58)%	(18.40)%
2021	143	$44,902	$302.03	$371.60	0.25%	1.45%	0.40%	25.47%	27.00%
2020	150	$37,650	$240.71	$292.59	0.25%	1.45%	0.68%	14.60%	15.99%

EQ/Large Cap Growth Index (Class IB)
2024	1,738	$859,504	$429.87	$461.68	0.00%	1.45%	0.04%	30.40%	32.32%
2023	1,745	$660,246	$324.86	$354.06	0.00%	1.45%	0.25%	39.54%	41.58%
2022	1,709	$461,729	$229.46	$253.74	0.00%	1.45%	0.24%	(30.57)%	(29.54)%
2021	1,689	$654,538	$325.68	$365.46	0.00%	1.45%	0.05%	24.89%	26.72%
2020	1,701	$525,159	$292.62	$340.26	0.25%	1.45%	0.32%	35.32%	36.96%

EQ/Large Cap Growth Managed Volatility (Class IB)
2024	1,491	$1,127,716	$376.27	$509.12	0.00%	1.45%	0.34%	28.22%	30.11%
2023	1,634	$960,814	$289.19	$397.08	0.00%	1.45%	0.41%	36.98%	38.98%
2022	1,743	$746,927	$208.08	$289.89	0.00%	1.45%	0.07%	(31.60)%	(30.59)%
2021	1,833	$1,147,351	$299.77	$423.79	0.00%	1.45%	0.00%	22.57%	24.38%
2020	1,959	$999,356	$261.31	$345.74	0.25%	1.45%	0.08%	30.10%	31.68%

EQ/Large Cap Value Index (Class IB)
2024	1,160	$212,565	$174.05	$220.01	0.00%	1.45%	1.52%	11.89%	13.55%
2023	1,130	$183,902	$155.55	$193.76	0.00%	1.45%	1.68%	9.13%	10.73%
2022	1,082	$160,655	$142.54	$174.98	0.00%	1.45%	1.52%	(9.56)%	(8.23)%
2021	980	$160,277	$157.60	$190.67	0.00%	1.45%	1.32%	22.47%	24.28%
2020	921	$122,030	$128.68	$154.75	0.25%	1.45%	1.99%	0.73%	1.96%

EQ/Large Cap Value Managed Volatility (Class IB)
2024	2,920	$862,693	$224.17	$305.18	0.00%	1.45%	1.54%	12.47%	14.13%
2023	334	$90,874	$189.78	$196.41	0.00%	1.30%	1.61%	12.51%	13.97%
2022	361	$86,792	$168.68	$172.34	0.00%	1.30%	1.26%	(12.73)%	(11.60)%
2021	384	$105,516	$193.29	$194.95	0.00%	1.30%	0.95%	23.22%	24.83%
2020	408	$90,714	$156.87	$289.52	0.25%	1.30%	1.57%	4.33%	5.42%

FSA-129

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
			Unit Values		Contract Charges			Total Return Ratio***
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Lowest	Highest	Lowest	Highest	Investment Income Ratio**	Lowest	Highest

EQ/Lazard Emerging Markets Equity (Class IB)
2024	2,268	$284,607	$108.37	$160.41	0.00%	1.45%	3.96%	5.78%	7.35%
2023	2,352	$278,190	$102.45	$149.43	0.00%	1.45%	3.98%	19.95%	21.71%
2022	2,397	$235,538	$85.41	$122.78	0.00%	1.45%	4.23%	(16.12)%	(14.89)%
2021	2,323	$271,585	$101.83	$144.26	0.00%	1.45%	2.70%	4.33%	5.86%
2020	2,329	$260,230	$97.60	$123.32	0.25%	1.45%	1.85%	(2.93)%	(1.75)%

EQ/Loomis Sayles Growth (Class IB)
2024	223	$150,024	$409.43	$691.93	0.00%	1.45%	0.00%	31.82%	33.77%
2023	243	$125,387	$306.08	$524.91	0.00%	1.45%	0.00%	41.67%	43.74%
2022	252	$91,946	$212.94	$370.52	0.00%	1.45%	0.00%	(29.03)%	(27.99)%
2021	266	$136,151	$295.69	$522.09	0.00%	1.45%	0.00%	14.50%	16.18%
2020	280	$125,933	$455.99	$554.90	0.25%	1.45%	0.00%	29.02%	30.59%

EQ/MFS International Growth (Class IB)
2024	1,393	$416,670	$204.21	$286.33	0.00%	1.45%	0.76%	7.19%	8.77%
2023	1,402	$389,415	$187.74	$267.13	0.00%	1.45%	1.28%	12.73%	14.38%
2022	1,361	$333,404	$164.13	$236.96	0.00%	1.45%	1.11%	(16.42)%	(15.19)%
2021	948	$274,960	$193.53	$283.51	0.00%	1.45%	0.24%	7.84%	9.43%
2020	890	$239,034	$262.90	$317.79	0.25%	1.45%	0.46%	13.67%	15.06%

EQ/MFS International Intrinsic Value (Class IB)
2024	2,953	$792,751	$192.16	$227.22	0.00%	1.45%	1.45%	5.44%	6.99%
2023	3,015	$766,508	$179.60	$215.50	0.00%	1.45%	1.29%	15.66%	17.35%
2022	2,992	$656,461	$153.04	$186.33	0.00%	1.45%	0.44%	(24.91)%	(23.81)%
2021	2,831	$825,653	$200.86	$248.14	0.00%	1.45%	0.37%	8.64%	10.24%
2020	2,724	$730,006	$182.20	$228.41	0.00%	1.45%	0.26%	18.29%	20.03%

EQ/MFS Mid Cap Focused Growth (Class IB)
2024	1,058	$351,319	$320.97	$391.73	0.00%	1.45%	0.00%	12.82%	14.49%
2023	1,053	$309,132	$284.50	$342.16	0.00%	1.45%	0.00%	20.55%	22.32%
2022	1,039	$252,038	$236.00	$279.72	0.00%	1.45%	0.00%	(28.11)%	(27.06)%
2021	1,001	$337,721	$328.29	$383.48	0.00%	1.45%	0.00%	17.15%	18.87%
2020	977	$280,088	$280.23	$314.91	0.25%	1.45%	0.00%	27.82%	29.38%

EQ/MFS Technology (Class IB)
2024	759	$660,929	$488.43	$665.38	0.00%	1.45%	0.00%	34.08%	36.06%
2023	709	$461,477	$358.98	$496.25	0.00%	1.45%	0.00%	51.88%	54.11%
2022	669	$286,940	$232.94	$326.73	0.00%	1.45%	0.00%	(37.22)%	(36.29)%
2021	621	$426,069	$365.64	$520.41	0.00%	1.45%	0.00%	12.14%	13.79%
2020	592	$361,558	$464.08	$673.86	0.25%	1.45%	0.06%	44.72%	46.48%

EQ/MFS Utilities Series (Class IB)
2024	532	$144,340	$192.64	$214.86	0.00%	1.45%	1.49%	9.61%	11.23%
2023	563	$139,535	$173.19	$196.02	0.00%	1.45%	2.06%	(3.78)%	(2.37)%
2022	582	$149,086	$177.39	$253.00	0.00%	1.34%	5.11%	(0.90)%	0.44%
2021	580	$149,916	$176.61	$205.80	0.00%	1.45%	1.22%	12.26%	13.91%
2020	594	$136,137	$183.33	$254.46	0.25%	1.45%	2.46%	4.02%	5.28%

EQ/Mid Cap Index (Class IB)
2024	3,329	$1,234,189	$236.21	$358.83	0.00%	1.45%	0.89%	11.55%	13.19%
2023	3,347	$1,106,765	$208.68	$321.69	0.00%	1.45%	1.05%	14.08%	15.75%
2022	3,281	$945,957	$180.28	$281.99	0.00%	1.45%	1.00%	(14.86)%	(13.61)%
2021	3,184	$1,074,260	$208.68	$331.21	0.00%	1.45%	0.64%	22.09%	23.88%
2020	3,163	$870,965	$271.29	$355.13	0.25%	1.45%	1.04%	11.22%	12.57%

FSA-130

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
			Unit Values		Contract Charges			Total Return Ratio***
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Lowest	Highest	Lowest	Highest	Investment Income Ratio**	Lowest	Highest

EQ/Mid Cap Value Managed Volatility (Class IB)
2024	1,165	$494,550	$203.70	$335.05	0.00%	1.45%	1.37%	10.04%	11.67%
2023	1,259	$485,530	$182.42	$304.48	0.00%	1.45%	1.45%	11.56%	13.19%
2022	1,326	$457,350	$161.16	$272.94	0.00%	1.45%	0.93%	(15.81)%	(14.57)%
2021	1,392	$569,858	$324.18	$527.21	0.25%	1.45%	0.57%	25.55%	27.08%
2020	1,470	$478,738	$258.20	$414.85	0.25%	1.45%	1.16%	3.45%	4.70%

EQ/Moderate Allocation (Class IA)
2024	6,573	$910,826	$215.73	$301.50	0.70%	1.45%	2.62%	6.34%	7.15%
2023	7,236	$936,706	$202.87	$281.37	0.70%	1.45%	1.91%	10.72%	11.57%
2022	7,774	$901,414	$183.22	$252.20	0.70%	1.45%	1.24%	(16.69)%	(16.06)%
2021	8,302	$1,144,684	$219.92	$300.44	0.70%	1.45%	2.57%	6.85%	7.66%
2020	8,861	$1,130,673	$205.83	$279.07	0.70%	1.45%	2.21%	9.65%	10.48%

EQ/Moderate Allocation (Class IB)
2024	2,796	$606,819	$158.28	$164.28	0.00%	1.30%	2.62%	6.52%	7.92%
2023	2,917	$591,128	$146.67	$154.22	0.00%	1.30%	1.91%	10.91%	12.35%
2022	2,995	$544,102	$130.55	$139.05	0.00%	1.30%	1.24%	(16.56)%	(15.47)%
2021	3,010	$652,034	$154.44	$166.64	0.00%	1.30%	2.57%	7.03%	8.42%
2020	3,014	$609,876	$155.70	$214.36	0.25%	1.30%	2.21%	9.83%	10.98%

EQ/Moderate Growth Strategy (Class IB)
2024	762	$150,910	$178.69	$189.81	0.00%	1.45%	2.59%	9.14%	10.75%
2023	755	$136,394	$161.34	$173.92	0.00%	1.45%	1.51%	13.21%	14.87%
2022	727	$115,531	$140.46	$153.63	0.00%	1.45%	0.94%	(17.69)%	(16.48)%
2021	688	$132,673	$168.18	$186.65	0.00%	1.45%	2.10%	10.25%	11.88%
2020	632	$109,884	$169.29	$187.95	0.25%	1.45%	2.02%	10.76%	12.11%

EQ/Moderate-Plus Allocation (Class IB)
2024	5,098	$1,388,864	$186.85	$261.14	0.00%	1.45%	2.40%	9.16%	10.77%
2023	5,420	$1,347,088	$168.68	$239.23	0.00%	1.45%	1.66%	13.66%	15.33%
2022	5,543	$1,207,694	$146.26	$210.48	0.00%	1.45%	1.06%	(18.26)%	(17.06)%
2021	5,635	$1,497,545	$176.34	$257.50	0.00%	1.45%	3.47%	11.04%	12.68%
2020	5,794	$1,382,143	$231.89	$285.72	0.25%	1.45%	2.55%	12.45%	13.81%

EQ/Money Market (Class IA)
2024	2,055	$54,424	$1.15	$110.90	0.00%	1.45%	4.53%	3.15%	4.68%
2023	2,378	$50,249	$1.09	$107.51	0.00%	1.45%	4.36%	2.95%	3.81%
2022	1,861	$41,073	$1.05	$104.43	0.00%	1.45%	1.07%	(0.37)%	0.96%
2021	1,679	$39,190	$1.04	$104.82	0.00%	1.45%	0.00%	(1.26)%	0.97%
2020	2,757	$46,233	$1.03	$106.16	0.00%	1.45%	0.17%	(1.26)%	0.00%

EQ/Money Market (Class IB)
2024	9,415	$67,124	$97.57	$114.53	0.00%	1.30%	4.53%	3.31%	4.67%
2023	8,750	$61,165	$1.09	$94.44	0.00%	1.30%	4.36%	3.11%	3.81%
2022	8,607	$53,508	$1.05	$91.59	0.00%	1.30%	1.07%	(0.20)%	0.96%
2021	8,888	$44,146	$1.04	$91.77	0.00%	1.30%	0.00%	(1.11)%	0.97%
2020	17,089	$56,800	$1.03	$92.80	0.00%	1.30%	0.17%	(1.09)%	0.00%

EQ/Morgan Stanley Small Cap Growth (Class IB)
2024	604	$92,308	$156.12	$167.00	0.00%	1.45%	0.01%	18.97%	20.73%
2023	644	$82,897	$131.23	$138.33	0.00%	1.45%	0.00%	32.46%	34.41%
2022	642	$62,580	$99.07	$102.92	0.00%	1.45%	0.01%	(44.97)%	(44.16)%
2021	635	$111,721	$180.04	$184.32	0.00%	1.45%	0.00%	1.27%	2.75%
2020	623	$108,947	$177.79	$179.10	0.25%	1.45%	0.00%	73.98%	75.14%

FSA-131

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
			Unit Values		Contract Charges			Total Return Ratio***
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Lowest	Highest	Lowest	Highest	Investment Income Ratio**	Lowest	Highest

EQ/PIMCO Global Real Return (Class IB)
2024	566	$58,016	$98.42	$118.83	0.00%	1.45%	0.51%	(1.74)%	(0.29)%
2023	588	$61,096	$100.16	$119.17	0.00%	1.45%	1.39%	2.62%	4.13%
2022	607	$60,973	$97.60	$114.44	0.00%	1.45%	9.79%	(17.37)%	(16.16)%
2021	597	$72,522	$118.12	$136.50	0.00%	1.45%	10.80%	2.51%	4.02%
2020	512	$60,432	$115.23	$126.40	0.25%	1.45%	0.00%	8.76%	10.08%

EQ/PIMCO Ultra Short Bond (Class IB)
2024	663	$74,234	$106.93	$120.52	0.00%	1.45%	4.52%	4.30%	5.85%
2023	677	$72,388	$102.52	$128.50	0.25%	1.45%	4.00%	4.10%	5.36%
2022	694	$71,163	$98.48	$121.96	0.25%	1.45%	1.35%	(2.05)%	(0.85)%
2021	720	$75,357	$100.54	$123.01	0.25%	1.45%	0.42%	(1.89)%	(0.70)%
2020	719	$76,296	$102.48	$123.88	0.25%	1.45%	0.76%	(0.36)%	0.86%

EQ/Quality Bond PLUS (Class IA)
2024	242	$40,581	$130.02	$167.88	0.70%	1.45%	2.99%	0.29%	1.06%
2023	254	$42,575	$129.64	$166.12	0.70%	1.45%	2.12%	2.72%	3.49%
2022	262	$42,613	$126.21	$160.52	0.70%	1.45%	0.64%	(11.51)%	(10.83)%
2021	277	$50,918	$142.63	$180.02	0.70%	1.45%	0.75%	(3.53)%	(2.80)%
2020	292	$55,758	$147.85	$185.21	0.70%	1.45%	1.30%	4.44%	5.23%

EQ/Quality Bond PLUS (Class IB)
2024	128	$16,848	$98.47	$106.24	0.00%	1.30%	2.99%	0.46%	1.77%
2023	131	$17,091	$98.02	$104.39	0.00%	1.30%	2.12%	2.89%	4.22%
2022	135	$16,895	$95.27	$144.34	0.50%	1.30%	0.64%	(11.37)%	(10.66)%
2021	142	$20,199	$107.49	$161.56	0.50%	1.30%	0.75%	(3.37)%	(2.60)%
2020	152	$22,190	$111.24	$165.88	0.50%	1.30%	1.30%	4.61%	5.45%

EQ/Small Company Index (Class IB)
2024	1,380	$592,738	$214.31	$426.04	0.00%	1.45%	1.31%	9.50%	11.12%
2023	1,355	$527,682	$192.87	$389.09	0.00%	1.45%	1.21%	15.12%	16.80%
2022	1,279	$429,691	$165.13	$338.00	0.00%	1.45%	0.94%	(20.97)%	(19.81)%
2021	1,188	$502,701	$205.93	$427.71	0.00%	1.45%	0.65%	13.39%	15.06%
2020	1,157	$430,315	$377.20	$475.15	0.25%	1.45%	1.08%	18.00%	19.43%

EQ/Value Equity (Class IB)
2024	1,791	$866,043	$197.06	$420.64	0.00%	1.45%	0.95%	5.67%	7.23%
2023	1,934	$883,782	$183.77	$398.07	0.00%	1.45%	1.16%	17.79%	19.53%
2022	2,050	$789,762	$153.75	$337.94	0.00%	1.45%	1.05%	(16.34)%	(15.11)%
2021	2,135	$977,972	$181.12	$403.94	0.00%	1.45%	0.68%	23.56%	25.37%
2020	2,232	$827,848	$326.93	$336.53	0.25%	1.45%	1.93%	1.32%	2.56%

EQ/Wellington Energy (Class IB)
2024	856	$70,534	$64.36	$83.47	0.00%	1.45%	2.73%	5.01%	6.56%
2023	913	$71,628	$61.29	$78.33	0.00%	1.45%	3.26%	4.50%	6.04%
2022	1,010	$75,938	$58.65	$73.87	0.00%	1.45%	4.36%	30.48%	32.38%
2021	868	$49,864	$44.95	$55.80	0.00%	1.45%	3.54%	33.66%	35.60%
2020	789	$33,871	$33.63	$44.76	0.25%	1.45%	3.62%	(38.24)%	(37.48)%

Equitable Conservative Growth MF/ETF (Class IB)
2024	130	$20,347	$151.24	$174.13	0.25%	1.45%	2.99%	5.67%	6.96%
2023	140	$20,788	$144.84	$162.80	0.25%	1.34%	2.49%	8.45%	9.64%
2022	163	$22,117	$133.56	$148.49	0.25%	1.34%	1.77%	(13.62)%	(12.67)%
2021	154	$24,093	$154.62	$170.03	0.25%	1.34%	0.63%	8.63%	9.84%
2020	129	$18,504	$142.33	$154.80	0.25%	1.34%	1.12%	11.61%	12.84%

FSA-132

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
			Unit Values		Contract Charges			Total Return Ratio***
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Lowest	Highest	Lowest	Highest	Investment Income Ratio**	Lowest	Highest

Equitable Growth MF/ETF (Class IB)
2024	32	$4,322	$130.87	$133.31	0.50%	1.34%	1.48%	12.72%	13.69%
2023	19	$2,347	$116.10	$116.98	0.70%	1.34%	2.32%	12.66%	13.39%
2022	—	$17	$103.08	$103.08	1.20%	1.20%	2.03%	2.76%	2.76%

Equitable Moderate Growth MF/ETF (Class IB)
2024	18	$2,377	$124.92	$128.64	0.00%	1.34%	2.31%	9.21%	10.70%
2023	17	$1,957	$114.38	$116.21	0.00%	1.34%	2.71%	10.51%	12.02%
2022	—	$1	$103.50	$103.52	1.20%	1.34%	1.84%	3.51%	3.52%

Fidelity® VIP Equity-Income Portfolio (Service Class 2)
2024	135	$45,383	$243.19	$333.75	0.00%	1.20%	1.69%	13.67%	15.05%
2023	126	$36,998	$211.37	$293.62	0.00%	1.20%	1.85%	9.06%	10.38%
2022	115	$31,193	$191.49	$269.23	0.00%	1.20%	1.82%	(6.38)%	(5.25)%
2021	102	$29,656	$202.09	$287.58	0.00%	1.20%	1.75%	23.11%	24.60%
2020	91	$21,096	$233.60	$258.77	0.25%	1.20%	1.73%	5.16%	6.18%

Fidelity® VIP Investment Grade Bond Portfolio (Service Class 2)
2024	1,364	$146,381	$107.01	$110.20	0.00%	1.34%	3.68%	0.13%	1.49%
2023	937	$100,421	$106.87	$108.58	0.00%	1.34%	3.85%	4.58%	6.00%
2022	1	$137	$102.19	$102.23	1.10%	1.34%	3.89%	3.42%	3.45%

Fidelity® VIP Mid Cap Portfolio (Service Class 2)
2024	456	$150,289	$234.34	$328.68	0.00%	1.20%	0.36%	15.76%	17.18%
2023	438	$124,943	$199.99	$283.93	0.00%	1.20%	0.40%	13.43%	14.80%
2022	414	$104,278	$174.20	$250.32	0.00%	1.20%	0.28%	(15.99)%	(14.97)%
2021	386	$115,478	$204.86	$297.95	0.00%	1.20%	0.38%	23.81%	25.30%
2020	361	$87,498	$240.66	$266.60	0.25%	1.20%	0.41%	16.45%	17.57%

Invesco V.I. Diversified Dividend Fund (Series II)
2024	357	$97,742	$201.72	$279.24	0.00%	1.20%	1.68%	11.60%	12.96%
2023	363	$89,474	$178.57	$250.22	0.00%	1.20%	1.79%	7.47%	8.77%
2022	360	$82,746	$164.17	$232.83	0.00%	1.20%	1.68%	(3.10)%	(1.92)%
2021	350	$83,008	$167.39	$240.28	0.00%	1.20%	2.02%	17.18%	18.59%
2020	332	$67,500	$141.15	$205.06	0.00%	1.20%	2.96%	(1.34)%	(0.13)%

Invesco V.I. High Yield Fund (Series II)
2024	452	$66,414	$141.15	$172.27	0.00%	1.45%	5.70%	6.02%	7.59%
2023	430	$59,472	$133.13	$160.11	0.00%	1.45%	5.19%	8.18%	9.78%
2022	417	$53,038	$123.06	$145.85	0.00%	1.45%	4.50%	(10.85)%	(9.55)%
2021	405	$57,682	$138.04	$161.25	0.00%	1.45%	4.77%	2.49%	4.01%
2020	374	$51,594	$134.68	$151.34	0.25%	1.45%	5.83%	1.41%	2.64%

Invesco V.I. Main Street Mid Cap Fund (Series II)
2024	122	$32,390	$209.76	$218.42	0.00%	1.45%	0.13%	15.09%	16.79%
2023	127	$29,369	$179.60	$189.78	0.00%	1.45%	0.04%	12.50%	14.15%
2022	131	$26,928	$157.34	$168.70	0.00%	1.45%	0.07%	(15.69)%	(14.45)%
2021	132	$32,474	$183.92	$200.10	0.00%	1.45%	0.26%	21.08%	22.86%
2020	136	$27,254	$165.26	$211.86	0.25%	1.45%	0.50%	7.36%	8.67%

FSA-133

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
			Unit Values		Contract Charges			Total Return Ratio***
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Lowest	Highest	Lowest	Highest	Investment Income Ratio**	Lowest	Highest

Invesco V.I. Small Cap Equity Fund (Series II)
2024	70	$22,547	$219.06	$344.15	0.00%	1.34%	0.00%	16.26%	17.85%
2023	67	$18,640	$185.88	$296.01	0.00%	1.34%	0.00%	14.71%	16.25%
2022	62	$15,213	$159.89	$258.06	0.00%	1.34%	0.00%	(21.79)%	(20.73)%
2021	59	$18,538	$201.70	$329.97	0.00%	1.34%	0.00%	18.49%	20.10%
2020	53	$14,070	$273.29	$278.49	0.25%	1.34%	0.03%	25.17%	26.55%

Macquarie VIP High Income (Service Class)
2024	1,746	$331,543	$151.73	$162.67	0.00%	1.45%	6.45%	4.64%	6.20%
2023	1,753	$316,856	$142.87	$155.45	0.00%	1.45%	6.30%	10.14%	11.75%
2022	1,776	$290,444	$127.85	$141.14	0.00%	1.45%	6.52%	(12.25)%	(10.97)%
2021	1,750	$325,564	$143.60	$160.85	0.00%	1.45%	5.77%	4.52%	6.06%
2020	1,628	$288,690	$153.89	$195.52	0.25%	1.45%	7.14%	4.49%	5.77%

MFS® Investors Trust Series (Service Class)
2024	72	$30,852	$280.73	$361.38	0.00%	1.45%	0.46%	17.48%	19.22%
2023	79	$28,742	$381.84	$393.18	0.25%	1.34%	0.47%	17.08%	18.37%
2022	82	$25,761	$326.14	$332.17	0.25%	1.34%	0.39%	(17.80)%	(16.90)%
2021	86	$32,467	$396.77	$399.70	0.25%	1.34%	0.42%	24.81%	26.19%
2020	86	$26,314	$316.74	$317.89	0.25%	1.34%	0.43%	12.08%	13.32%

MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)
2024	121	$70,803	$339.25	$433.16	0.00%	1.45%	0.13%	14.29%	15.98%
2023	123	$62,023	$292.51	$379.00	0.00%	1.45%	0.05%	21.92%	23.70%
2022	113	$46,803	$310.87	$459.56	0.25%	1.45%	0.00%	(20.61)%	(19.65)%
2021	104	$54,563	$505.01	$571.93	0.25%	1.34%	0.03%	23.97%	25.34%
2020	102	$43,004	$407.35	$456.29	0.25%	1.34%	0.23%	20.56%	21.89%

Multimanager Aggressive Equity (Class IA)
2024	1,854	$836,389	$364.96	$463.32	0.70%	1.45%	0.40%	28.94%	29.93%
2023	2,086	$725,815	$283.04	$356.58	0.70%	1.45%	0.37%	36.30%	37.33%
2022	2,293	$581,809	$207.66	$259.65	0.70%	1.45%	0.00%	(33.15)%	(32.64)%
2021	2,481	$935,617	$310.63	$385.47	0.70%	1.45%	0.00%	18.76%	19.66%
2020	2,712	$856,291	$261.57	$322.14	0.70%	1.45%	0.00%	36.80%	37.84%

Multimanager Aggressive Equity (Class IB)
2024	172	$68,031	$378.27	$496.56	0.00%	1.30%	0.40%	29.16%	30.85%
2023	175	$53,269	$289.08	$384.45	0.00%	1.30%	0.37%	36.53%	38.30%
2022	173	$38,450	$209.03	$281.59	0.00%	1.30%	0.00%	(33.04)%	(32.17)%
2021	170	$56,902	$308.15	$420.54	0.00%	1.30%	0.00%	18.95%	20.50%
2020	161	$45,164	$316.06	$353.53	0.25%	1.30%	0.00%	37.03%	38.47%

Multimanager Core Bond (Class IB)
2024	606	$87,662	$109.93	$138.15	0.00%	1.45%	3.54%	0.49%	1.98%
2023	637	$91,333	$107.80	$137.48	0.00%	1.45%	2.77%	3.56%	5.09%
2022	1,070	$148,394	$132.75	$171.15	0.25%	1.45%	2.36%	(13.99)%	(12.95)%
2021	948	$152,294	$154.35	$196.62	0.25%	1.45%	1.47%	(2.86)%	(1.68)%
2020	806	$132,611	$158.90	$199.97	0.25%	1.45%	1.92%	4.73%	5.99%

Multimanager Technology (Class IB)
2024	585	$478,701	$489.64	$782.09	0.00%	1.45%	0.00%	24.25%	26.09%
2023	609	$400,734	$388.33	$629.44	0.00%	1.45%	0.00%	47.39%	49.54%
2022	602	$266,569	$259.68	$427.07	0.00%	1.45%	0.00%	(38.21)%	(37.30)%
2021	603	$432,352	$414.14	$691.12	0.00%	1.45%	0.00%	19.07%	20.83%
2020	619	$371,590	$580.42	$730.48	0.25%	1.45%	0.12%	51.05%	52.89%

FSA-134

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
			Unit Values		Contract Charges			Total Return Ratio***
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Lowest	Highest	Lowest	Highest	Investment Income Ratio**	Lowest	Highest

PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class)
2024	154	$12,851	$81.75	$135.12	0.00%	1.20%	2.05%	2.71%	3.97%
2023	163	$13,180	$79.59	$129.96	0.00%	1.20%	15.62%	(9.03)%	(7.93)%
2022	161	$14,386	$87.49	$141.16	0.00%	1.20%	20.46%	7.36%	8.66%
2021	149	$12,387	$81.49	$129.91	0.00%	1.20%	4.14%	31.50%	33.12%
2020	150	$9,388	$61.97	$97.59	0.00%	1.20%	6.19%	0.02%	1.22%

Principal Equity Income Account (Class 3)
2024	8	$1,236	$129.29	$131.70	0.50%	1.34%	2.22%	13.52%	14.49%
2023	4	$526	$113.89	$115.03	0.50%	1.34%	2.76%	9.52%	10.45%

Target 2015 Allocation (Class IB)
2024	80	$13,122	$148.25	$157.08	0.00%	1.34%	3.47%	3.34%	4.76%
2023	90	$13,797	$141.52	$152.00	0.00%	1.34%	2.32%	8.48%	9.94%
2022	98	$14,019	$140.12	$167.63	0.25%	1.34%	1.84%	(15.29)%	(14.35)%
2021	108	$18,247	$165.41	$195.72	0.25%	1.34%	1.60%	4.84%	6.00%
2020	123	$19,732	$157.77	$184.64	0.25%	1.34%	2.03%	8.84%	10.04%

Target 2025 Allocation (Class IB)
2024	470	$96,172	$179.16	$196.23	0.00%	1.34%	2.44%	7.22%	8.69%
2023	528	$100,120	$164.84	$183.01	0.00%	1.34%	1.99%	12.12%	13.64%
2022	548	$92,325	$145.06	$163.23	0.00%	1.34%	1.57%	(16.38)%	(15.24)%
2021	561	$112,841	$171.15	$195.20	0.00%	1.34%	1.88%	9.25%	10.73%
2020	557	$101,643	$178.67	$209.10	0.25%	1.34%	1.83%	10.77%	11.99%

Target 2035 Allocation (Class IB)
2024	878	$206,650	$202.32	$221.18	0.00%	1.45%	2.09%	9.85%	11.48%
2023	854	$181,958	$181.48	$201.34	0.00%	1.45%	1.79%	14.85%	16.54%
2022	797	$146,960	$155.73	$175.30	0.00%	1.45%	1.43%	(17.50)%	(16.29)%
2021	741	$164,911	$186.03	$212.49	0.00%	1.45%	1.87%	12.42%	14.07%
2020	692	$136,479	$189.02	$224.78	0.25%	1.45%	1.69%	12.03%	13.39%

Target 2045 Allocation (Class IB)
2024	805	$206,368	$217.93	$239.51	0.00%	1.45%	1.81%	11.33%	12.97%
2023	757	$173,095	$192.91	$215.14	0.00%	1.45%	1.61%	16.42%	18.13%
2022	703	$137,378	$163.31	$184.80	0.00%	1.45%	1.32%	(17.98)%	(16.78)%
2021	650	$153,882	$196.23	$225.32	0.00%	1.45%	1.97%	14.63%	16.31%
2020	595	$122,081	$196.56	$233.75	0.25%	1.45%	1.61%	12.44%	13.81%

Target 2055 Allocation (Class IB)
2024	570	$112,361	$191.75	$235.11	0.00%	1.34%	1.53%	12.78%	14.32%
2023	505	$88,096	$170.02	$205.66	0.00%	1.34%	1.57%	18.23%	19.83%
2022	416	$61,266	$143.81	$171.63	0.00%	1.34%	1.21%	(18.66)%	(17.56)%
2021	341	$61,142	$176.81	$208.19	0.00%	1.34%	2.25%	16.68%	18.26%
2020	270	$41,365	$151.53	$161.21	0.25%	1.34%	1.75%	13.37%	14.63%

Templeton Global Bond VIP Fund (Class 2)
2024	721	$61,419	$84.56	$84.66	0.00%	1.20%	0.00%	(12.44)%	(11.37)%
2023	720	$70,125	$95.41	$96.69	0.00%	1.20%	0.00%	1.65%	2.88%
2022	707	$67,593	$92.74	$95.12	0.00%	1.20%	0.00%	(6.08)%	(4.95)%
2021	695	$70,807	$97.57	$101.28	0.00%	1.20%	0.00%	(6.14)%	(5.00)%
2020	660	$71,515	$107.90	$119.53	0.25%	1.20%	8.55%	(6.42)%	(5.52)%

FSA-135

SEPARATE ACCOUNT A

Notes to Financial Statements (Concluded)

December 31, 2024

8.	Financial Highlights (Concluded)

	At the year ended				For the year ended
			Unit Values		Contract Charges			Total Return Ratio***
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Lowest	Highest	Lowest	Highest	Investment Income Ratio**	Lowest	Highest

VanEck VIP Global Resources Fund (Class S)
2024	383	$26,391	$66.55	$81.24	0.00%	1.45%	2.40%	(4.51)%	(3.08)%
2023	418	$30,091	$69.69	$83.82	0.00%	1.45%	2.61%	(5.24)%	(3.84)%
2022	450	$33,894	$73.54	$87.17	0.00%	1.45%	1.55%	6.56%	8.12%
2021	409	$28,988	$69.01	$78.50	0.25%	1.45%	0.31%	16.95%	18.38%
2020	436	$26,222	$59.01	$66.31	0.25%	1.45%	0.75%	17.11%	18.52%

*	Variable Investment Options where Units Outstanding and Accumulation Unit Values are less than 500 and $500, respectively, are denoted by a —.
**	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
***	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2024 through April 10, 2025, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

FSA-136